       As filed with the Securities and Exchange Commission on December 28, 2001
                                                      Registration No. 333-61366
                                                                       811-10385

================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [_]

                 Post-Effective Amendment No. 2             [X]


                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 6                 [X]


(Check appropriate box or boxes)

                                 Pacific Funds
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin S. Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [X] on December 31, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on ___________ pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                       PROSPECTUS DECEMBER 31, 2001




[LOGO OF PACIFIC
LIFE FUNDS]
                       This prospectus tells you about Pacific Funds. It's designed to help you choose among the 14 funds available to you. Please read it carefully, and keep it for future reference.

You should be aware    THE FUNDS
that the Securities    (listed alphabetically by manager)
and Exchange
Commission has not     PF AIM Blue Chip Fund
approved or
disapproved of the     PF AIM Aggressive Growth Fund
securities or
passed upon the        PF INVESCO Health Sciences Fund
accuracy or
adequacy of the        PF INVESCO Technology Fund
disclosure in this
prospectus. It is a    PF Janus Strategic Value Fund
criminal offense
to say otherwise.      PF Janus Growth LT Fund

                       PF Lazard International Value Fund

                       PF MFS Mid-Cap Growth Fund

                       PF MFS Global Growth Fund

                       PF PIMCO Managed Bond Fund

                       PF Pacific Life Money Market Fund

                       PF Putnam Equity Income Fund

                       PF Putnam Research Fund

                       PF Salomon Brothers Large-Cap Value Fund

YOUR GUIDE TO THIS PROSPECTUS

                       This prospectus is designed to help you make informed decisions about investments in Pacific Funds. We've divided it into four sections to make it easy for you to find what you're looking for.

Please contact         The first section, An overview of the Pacific Funds,
Pacific Funds if       contains a summary of important information about the
you have any           funds.
questions about any
of the funds.          . Funds summary - contains a concise summary of the
                         objectives, holdings and risks of each fund. It will
Call toll-free:          help you understand the differences between the
1-800-722-2333           funds, the risks associated with each, and how risk
                         and investment objectives relate.

                       . Fees and expenses - tells you about fees and expenses
                         paid or borne by shareholders.

                       About the funds tells you the following important things about each fund:

                       . The fund's investment goal - what the fund is trying
                         to achieve.

                       . What the fund invests in - how the fund tries to meet
                         its investment goal. It tells you the fund's principal investments and strategies, and any special focus, such as an emphasis on certain countries or industry sectors. Some funds have policies on the amount they can invest in certain kinds of securities. These policies apply at the time the investment is made.

                       . Risks you should be aware of - the principal risks
                         associated with each fund. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. Every fund has some degree of risk depending on what it invests in and what strategies it uses. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment.

                       . Who manages the fund - tells you about the people and
                         firms that manage each fund. Pacific Life Insurance Company is the adviser to the Pacific Funds and manages one fund directly. To manage the other funds, Pacific Life and Pacific Funds have retained other fund managers. You'll find information about Pacific Life and the other managers starting on page 46.


                       . Since Pacific Funds is new, the funds have no prior
                         performance to show you.


                       Turn to the other sections of the prospectus - Information for investors and Managing the Pacific Funds, for information about how to buy, sell and exchange shares, how share prices are calculated, tax consequences, dividends and distributions, and information about the management firms.

                   An overview of the Pacific Funds
                   Funds summary                                          4
                   Fees and expenses                                      6
                   --------------------------------------------------------
                   About the funds
                   PF AIM Blue Chip Fund                                  8
                   PF AIM Aggressive Growth Fund                         10
                   PF INVESCO Health Sciences Fund                       12
                   PF INVESCO Technology Fund                            14
                   PF Janus Strategic Value Fund                         16
                   PF Janus Growth LT Fund                               18
                   PF Lazard International Value Fund                    20
                   PF MFS Mid-Cap Growth Fund                            22
                   PF MFS Global Growth Fund                             24
                   PF PIMCO Managed Bond Fund                            26
                   PF Pacific Life Money Market Fund                     28
                   PF Putnam Equity Income Fund                          30
                   PF Putnam Research Fund                               32
                   PF Salomon Brothers Large-Cap Value Fund              34
                   About the composites                                  36
                   --------------------------------------------------------
                   Information for investors
                   How to invest in Pacific Funds                        36
                   Buying shares                                         36
                   Selling shares                                        37
                   Exchanging shares                                     40
                   Dividends and distributions                           41
                   How share prices are calculated                       41
                   Distribution and shareholder service fees             42
                   Sales charges and fees by share class                 42
                   Ways you can avoid or minimize sales charges          44
                   Front-end sales charge and CDSC waivers               44
                   Tax consequences for shareholders                     45
                   --------------------------------------------------------
                   Managing the Pacific Funds
                   How the fund is organized                             46
                   Mailings to shareholders                              46
                   About the managers                                    46
                   --------------------------------------------------------
                   Where to go for more information              back cover
                   --------------------------------------------------------

AN OVERVIEW OF THE PACIFIC FUNDS
Funds summary                                     FUNDS                               INVESTMENT GOAL

This table is a summary of the                    PF AIM Blue Chip Fund              Long-term growth of capital.
goals, main investments and risks of                                                 (Current income is of secondary
each of the 14 funds. You should                                                     importance).
read the complete description of the
funds in this prospectus. Any time you            PF AIM Aggressive Growth Fund      Long-term growth of capital.
invest, there is a risk of loss of
money. The table is designed to help you          PF INVESCO Health Sciences Fund    Long-term growth of capital.
understand the differences between the
funds, their risks, and how risks and             PF INVESCO Technology Fund         Long-term growth of capital.
investment goals relate.
                                                  PF Janus Strategic Value Fund      Long-term growth of capital.
Changes in the economy and financial
markets affect the performance of the             PF Janus Growth LT Fund            Long-term growth of capital.
Pacific Funds. The funds are also
affected by other kinds of risks,                 PF Lazard International Value      Long-term capital appreciation
depending on the types of securities              Fund                               primarily through investment in equity
they invest in.                                                                      securities of corporations domiciled
                                                                                     in countries other than the U.S.
Equity securities historically have
offered the potential for greater                 PF MFS Mid-Cap Growth Fund         Long-term growth of capital.
long-term growth than most fixed income
securities, but they also tend to have            PF MFS Global Growth Fund          Long-term growth of capital.
larger and more frequent changes in
price, which means there's a greater              PF PIMCO Managed Bond Fund         Maximize total return consistent with
risk you could lose money over the short                                             prudent investment management.
term. The prices of equity securities
change in response to many factors,               PF Pacific Life Money Market Fund  Current income consistent
including a company's historical and                                                 with preservation
prospective earnings, the value of its                                               of capital.
assets, general economic conditions,
interest rates, investor perceptions and          PF Putnam Equity Income Fund       Current income.
market liquidity.                                                                    (Capital growth is of secondary
                                                                                     importance).
Fixed income securities are affected
primarily by the financial condition of           PF Putnam Research Fund            Long-term growth of capital.
the companies that have issued them, and
by changes in interest rates.                     PF Salomon Brothers Large-Cap      Long-term growth of capital.
                                                  Value Fund                         (Current income is of secondary
Foreign equity and fixed income                                                      importance).
securities may be affected by exchange
rate changes, political and economic
circumstances throughout the world, and
relatively lower liquidity compared to
U.S. securities.

Each fund may lend up to 33 1/3% of its
assets to seek additional income. All
loans must be secured by collateral. In
connection with such lending, there is
a risk of delay in return of the
securities loaned or possible loss of
rights in collateral should the borrower become insolvent.

     MAIN INVESTMENTS                     MAIN RISKS
     Equity securities of "blue chip"     Price volatility and foreign investing.
     companies--typically large companies
     that are well established in their
     respective industries.

     Equity securities of small and       Price volatility (particularly sensitive to price swings during
     medium-sized growth companies.       periods of economic uncertainty), liquidity and foreign investing.

     Equity securities in the health      Price volatility (particularly sensitive to price swings because of
     sciences sector. Such companies      concentration of investments in a narrow industry sector),
     include medical equipment or         liquidity, regulatory impact, foreign investing and using
     supplies, pharmaceuticals, health    derivatives.
     care facilities and other health
     sciences-related firms.

     Equity securities in the technology  Price volatility (particularly sensitive to price swings because of
     sector. Such companies include       concentration of investments in a narrow industry sector),
     biotechnology, communications,       liquidity, foreign investing and using derivatives.
     computers, electronics, Internet
     telecommunications, networking,
     robotics, video and other
     technology-related firms.

     Equity securities with the potential Price volatility (particularly sensitive to price swings because
     for long-term growth of capital.     the fund is classified as "non-diversified"--it may hold securities from a fewer number of issuers than a diversified fund), foreign investing, credit, changes in interest rates, liquidity and using derivatives.

     Equity securities of a large number  Price volatility, foreign investing, using derivatives, credit and
     of companies of any size.            liquidity.

     Equity securities of relatively      Price volatility, sensitivity to currency exchange rates,
     large companies located in developed international political and economic conditions, and derivatives.
     countries outside of the U.S.

     Equity securities of medium-sized    Price volatility (particularly sensitive to price swings because
     companies believed to have above-    the fund is classified as "non-diversified"--it may hold securities
     average growth potential.            from a fewer number of issuers than a diversified fund), foreign investing, emerging countries and using derivatives.

     Equity securities of any size        Price volatility (particularly sensitive to price swings because
     located within and outside of the    the fund is classified as "non-diversified"--it may hold securities
     U.S.                                 from a fewer number of issuers than a diversified fund), currency exchange rates, international political and economic conditions, emerging countries and using derivatives.

     Medium and high-quality fixed income Credit, interest rate, prepayment, foreign investing and
     securities with varying terms to     derivatives.
     maturity.

     Highest quality money market         Credit and interest rate risk. Intended to have the least
     instruments believed to have limited investment risk of all of the funds.
     credit risk.

     Equity securities of large U.S.      Price volatility, foreign investing, using derivatives, credit and
     companies with a focus on income-    liquidity.
     producing securities believed to be
     undervalued by the market.

     Equity securities of large U.S.      Price volatility, foreign investing, using derivatives, credit and companies with potential for capital liquidity.
     appreciation.

     Equity securities of large U.S.      Price volatility, foreign investing and using derivatives.
     companies.


AN OVERVIEW OF THE PACIFIC FUNDS

Funds summary       Each fund (except the PF Pacific Life Money Market Fund)
(continued)         engages in active and frequent trading which could result
                    in higher trading costs, reduce performance and increase taxes to shareholders.



In order to meet    Unless otherwise noted, each fund that invests principally
redemption          in equity securities may temporarily change its investment
requests, a         strategies if the manager believes economic conditions
manager may         make it necessary to try to protect the fund from
determine to hold   potential loss. In that case, or if the manager is
a significant       temporarily unable to find the investments it seeks, the
portion of a        funds (including funds with international holdings) may
fund's assets in    invest in U.S. government securities, higher-quality
cash or such        corporate fixed income securities, mortgage-related and
securities as       asset-backed securities, or money market instruments,
described to the    which may cause a fund to miss investment opportunities
right for           and prevent it from achieving its investment goal. In
temporary           addition, funds that invest principally in securities of
strategy changes.   small to medium-sized companies may invest in preferred
                    stocks and larger-capitalization stocks under these
You'll find a       circumstances.
more detailed
discussion of       Many of the investment techniques and strategies discussed
each fund's         in the prospectus and in the Statement of Additional
investments,        Information (SAI) are discretionary, which means that
strategies and      managers can decide if they want to use them or not.
risks in the SAI.   There's the possibility that investment decisions managers
Please turn to      make will not accomplish what they were designed to
the back cover of   achieve, or that the fund will not achieve its investment
the prospectus      goal. There can be no assurance that a manager will
for information     utilize derivative strategies in a way that is
about how to        advantageous to a fund. Managers may also use investment
obtain a copy.      techniques or make investments in securities that are not
                    part of a fund's principal investment strategy.


Each Fund is        A fund's stated investment goal cannot be changed without
subject to          the approval of shareholders. Non-fundamental investment
regulation under    policies may be changed from time to time by the Pacific
the Investment      Funds' board of trustees without shareholder approval.
Company Act of
1940 (1940 Act)     Although some of the Pacific Funds may have names or
and intends to      investment objectives that resemble other mutual funds
qualify as a        managed by the same manager, they may not have the same
regulated           underlying holdings or performance as those other mutual
investment          funds.
company under the
Internal Revenue
Code of 1986
(IRC).


Fees and            -----------------------------------------------------------
expenses            There are two types of fees and expenses when you invest
                    in mutual funds:

                    . Shareholder fees (including sales charges you pay
                      directly when you buy or sell shares).

                    . Operating expenses paid each year by each fund, which
                      are borne indirectly by shareholders.

                    Pacific Funds pay for support, administrative, distribution and shareholder services, and the operational expenses of the funds, including custody, transfer agency, printing, legal, and auditing expenses. Pacific Funds also pay Pacific Life a fee for the investment adviser services it provides. Pacific Life, in turn, uses part of this fee to pay the fund managers.

                    The tables that follow show the fees that you pay directly and the expenses paid by each fund.

Shareholder fees    ------------------------------------------------------------------------
                                                          Maximum Contingent Deferred
                             Maximum Sales Charge on your Sales Charge (as a percentage of investment (as a percentage  purchase price or redemption
                             of offering price)           price, whichever is less)
                    ------------------------------------------------------------------------
                    Class A  5.50%/1/                     None/2/
                    Class B  None                         5.00%/3/
                    Class C  1.00%                        1.00%/4/
                    ------------------------------------------------------------------------

                      /1/ Sales charge is reduced for purchases of $50,000 or
                          more. See page 43.


                      /2/ A contingent deferred sales charge (CDSC) of 1% is
                          assessed on redemptions of Class A shares within 1 year of purchase if the purchase was part of an investment of $1 million or more (when there was no initial sales charge).

                      /3/ A CDSC is imposed upon the sale of your shares within
                          7 years from purchase. The fee has scheduled reductions after the first year. See page 43.


                      /4/ A CDSC is imposed upon the sale of your shares within
                          1 year from purchase.

Annual operating expenses paid by each fund (as an annual percent of average daily net assets)

---------------------------------------------------------------------------------------------------------------------
                                              Distribution                  Total Annual
                                     Advisory And Service       Other       Operating         Fee Waiver
Fund                                 Fees     (12b-1) Fees/1/   Expenses/2/ Expenses          By Adviser/3/
---------------------------------------------------------------------------------------------------------------------
                                              Class Class Class             Class Class Class Class   Class   Class
                                              A     B     C                 A     B     C     A       B       C
---------------------------------------------------------------------------------------------------------------------
PF AIM Blue Chip                      .95%    .50%  1.00% 1.00% 4.04%       5.49% 5.99% 5.99% (3.59%) (3.59%) (3.59%)
PF AIM Aggressive Growth             1.00%    .50%  1.00% 1.00% 3.78%       5.28% 5.78% 5.78% (3.33%) (3.33%) (3.33%)
PF INVESCO Health Sciences           1.10%    .50%  1.00% 1.00% 2.99%       4.59% 5.09% 5.09% (2.54%) (2.54%) (2.54%)
PF INVESCO Technology                1.10%    .50%  1.00% 1.00% 3.00%       4.60% 5.10% 5.10% (2.55%) (2.55%) (2.55%)
PF Janus Strategic Value              .95%    .50%  1.00% 1.00% 3.97%       5.42% 5.92% 5.92% (3.52%) (3.52%) (3.52%)
PF Janus Growth LT                    .75%    .50%  1.00% 1.00% 4.07%       5.32% 5.82% 5.82% (3.62%) (3.62%) (3.62%)
PF Lazard International Value         .85%    .50%  1.00% 1.00% 4.79%       6.14% 6.64% 6.64% (4.34%) (4.34%) (4.34%)
PF MFS Mid-Cap Growth                 .90%    .50%  1.00% 1.00% 3.88%       5.28% 5.78% 5.78% (3.43%) (3.43%) (3.43%)
PF MFS Global Growth                 1.10%    .50%  1.00% 1.00% 3.95%       5.55% 6.05% 6.05% (3.50%) (3.50%) (3.50%)
PF PIMCO Managed Bond                 .60%    .50%  1.00% 1.00% 3.85%       4.95% 5.45% 5.45% (3.40%) (3.40%) (3.40%)
PF Pacific Life Money Market          .40%    .50%  1.00% 1.00% 3.58%       4.48% 4.98% 4.98% (3.13%) (3.13%) (3.13%)
PF Putnam Equity Income Fund          .95%    .50%  1.00% 1.00% 3.47%       4.92% 5.42% 5.42% (3.02%) (3.02%) (3.02%)
PF Putnam Research Fund              1.00%    .50%  1.00% 1.00% 3.19%       4.69% 5.19% 5.19% (2.74%) (2.74%) (2.74%)
PF Salomon Brothers Large-Cap Value   .85%    .50%  1.00% 1.00% 3.80%       5.15% 5.65% 5.65% (3.35%) (3.35%) (3.35%)
---------------------------------------------------------------------------------------------------------------------
                                     Net Operating
Fund                                 Expenses
---------------------------------------------------------------------------------------------------------------------
                                     Class Class Class
                                     A     B     C
---------------------------------------------------------------------------------------------------------------------
PF AIM Blue Chip                     1.90% 2.40% 2.40%
PF AIM Aggressive Growth             1.95% 2.45% 2.45%
PF INVESCO Health Sciences           2.05% 2.55% 2.55%
PF INVESCO Technology                2.05% 2.55% 2.55%
PF Janus Strategic Value             1.90% 2.40% 2.40%
PF Janus Growth LT                   1.70% 2.20% 2.20%
PF Lazard International Value        1.80% 2.30% 2.30%
PF MFS Mid-Cap Growth                1.85% 2.35% 2.35%
PF MFS Global Growth                 2.05% 2.55% 2.55%
PF PIMCO Managed Bond                1.55% 2.05% 2.05%
PF Pacific Life Money Market         1.35% 1.85% 1.85%
PF Putnam Equity Income Fund         1.90% 2.40% 2.40%
PF Putnam Research Fund              1.95% 2.45% 2.45%
PF Salomon Brothers Large-Cap Value  1.80% 2.30% 2.30%
---------------------------------------------------------------------------------------------------------------------

/1/Over time, distribution fees paid out of a fund's assets on an ongoing basis will increase the cost of your investment and may cost you more than paying other types of sales charges, and long-term shareholders may pay more than the equivalent of the maximum front-end sales charge allowable.
/2/Other expenses are estimated, and are not based on actual expenses because
   Pacific Funds started operations after December 31, 2000. Other expenses include the fee paid to Pacific Life for providing or procuring for the funds administrative services, transfer agency services, and shareholder services, at an annual rate of .35% of each fund's average daily net assets, plus custodial, legal, accounting and miscellaneous support services.
/3/To help limit fund expenses, Pacific Life has contractually agreed through December 31, 2004 to waive all or part of its investment advisory fees, administration fees, or otherwise reimburse each fund for operating expenses (including organizational expenses, but not including investment advisory fees; 12b-1 distribution and service fees; foreign taxes on dividends, interest, or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation; and other expenses not incurred in the ordinary course of each fund's business) that exceed an annual rate of 0.45% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the 0.45% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the fund, but not above the 0.45% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2004.

                    -----------------------------------------------------------
Examples            The examples that follow are intended to help you compare
                    the cost of investing in Class A, Class B or Class C
Keep in mind        shares of each fund with the cost of investing in other
that this is        mutual funds. Each example assumes that you invest $10,000
only an             in the noted class of shares for the time periods
estimate -          indicated, your investment has an average annual return of
 actual expenses    5%, all dividends and distributions are reinvested, and
and performance     Pacific Funds' annual operating expenses remain the same.
may vary.           Although your actual costs may be higher or lower, the
                    examples show what your costs would be based on these assumptions.

---------------------------------------------------------------------------------------
                Your expenses (in dollars) if you   Your expenses (in dollars) if you
                sell your                           don't sell your
                shares at the end of each period    shares at the end of each period
---------------------------------------------------------------------------------------
                1 year            3 years           1 year            3 years
---------------------------------------------------------------------------------------
                Class Class Class Class Class Class Class Class Class Class Class Class
                A     B     C     A     B     C     A     B     C     A     B     C
---------------------------------------------------------------------------------------
Fund
PF AIM Blue
 Chip           732   743   441   1,114 1,148 841   732   243   341   1,114 748   841
PF AIM
 Aggressive
 Growth         737   748   446   1,129 1,164 856   737   248   346   1,129 764   856
PF INVESCO
 Health
 Sciences       747   758   456   1,157 1,193 886   747   258   356   1,157 793   886
PF INVESCO
 Technology     747   758   456   1,157 1,193 886   747   258   356   1,157 793   886
PF Janus
 Strategic
 Value          732   743   441   1,114 1,148 841   732   243   341   1,114 748   841
PF Janus
 Growth LT      713   723   421   1,056 1,088 781   713   223   321   1,056 688   781
PF Lazard
 International
 Value          723   733   431   1,085 1,118 811   723   233   331   1,085 718   811
PF MFS Mid-
 Cap Growth     728   738   436   1,100 1,133 826   728   238   336   1,100 733   826
PF MFS Global
 Growth         747   758   456   1,157 1,193 886   747   258   356   1,157 793   886
PF PIMCO
 Managed Bond   699   708   406   1,013 1,043 736   699   208   306   1,013 643   736
PF Pacific
 Life Money
 Market         680   688   386     954   982 676   680   188   286     954 582   676
PF Putnam
 Equity
 Income Fund    732   743   441   1,114 1,148 841   732   243   341   1,114 748   841
PF Putnam
 Research
 Fund           737   748   446   1,129 1,164 856   737   248   346   1,129 764   856
PF Salomon
 Brothers
 Large-Cap
 Value          723   733   431   1,085 1,118 811   723   233   331   1,085 718   811
---------------------------------------------------------------------------------------

ABOUT THE FUNDS     PF AIM BLUE CHIP FUND

              [SYMBOL]---------------------------------------------------------

The fund's          This fund seeks long-term growth of capital. Current
investment goal     income is of secondary importance.

              [SYMBOL]---------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest at
invests in          least 65% (80% by July 31, 2002) of its assets in the
                    common stocks of blue chip companies, including foreign companies. Blue chip companies are those companies that the managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries.

                    The managers consider whether to sell a particular security when they believe the security no longer has above-average growth potential.

This fund may       When the managers believe securities other than common
invest up to 25%    stocks offer the opportunity for long-term growth of
of its assets in    capital and current income, they may invest in U.S.
foreign             government securities, convertible securities and high-
securities.         quality debt securities.

              [SYMBOL]---------------------------------------------------------


Risks you should
be aware of         The PF AIM Blue Chip Fund principally invests in equity
                    securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the
                      prices of the investments it holds go up or down.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                          PF AIM BLUE CHIP FUND

                    [SYMBOL] --------------------------------------------------

Who manages the     Monika H. Degan, CFA, is an investment officer and senior
fund                manager at AIM and has been associated with AIM and/or its affiliates since 1995. Before joining AIM, she was an
[LOGO OF A I M      analyst with Shell Oil Co. Pension Trust. Ms. Degan has 9
CAPITAL APPEARS     years of investment experience and a BA and an MBA from
HERE]               the University of Houston.


                 Jonathan C. Schoolar, CFA, is senior vice president of AIM
The PF AIM Blue     and heads the large-cap growth investment management unit.
Chip Fund is        Mr. Schoolar has been associated with AIM and/or its
managed by A I M    affiliates since 1986, has 17 years of investment
Capital             experience and a BA from the University of Texas.
Management, Inc.
(AIM). You'll
find more about
AIM on page 47.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF AIM
historical          Blue Chip Fund -- it shows the performance of a similar
performance to      account managed by AIM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total return/Average annual total returns for the
                    periods ending December 31, 2000

The chart to the                                    AIM-Managed
right shows the                                     Mutual Fund,
historical                                          Class A       S&P 500
performance of      Year/Period                     (%)/1/        Index (%)/2/
the Class A         ----------------------------------------------------------
shares of a         1/1/01-9/30/01 (not annualized) (35.31)       (20.39)
mutual fund         2000                            (14.27)        (9.11)
managed by AIM.     1999                             18.75         21.04
The mutual fund     1998                             23.24         28.58
has investment      1997                             24.65         33.36
objectives,         1996                             16.96         22.96
policies and        1995                             24.73         37.58
strategies that     1994                             (1.08)         1.32
are substantially   1993                             (1.12)        10.08
similar to those    1992                             (3.02)         7.62
of the PF AIM       1991                             23.12         30.47
Blue Chip Fund.     ----------------------------------------------------------
                    1 year                          (14.27)        (9.11)
The performance     5 years                          18.06         18.35
shows the           10 years                         16.05         17.46
historical track    ---------------------------------------------------------
record of the
fund manager        /1/ This column shows performance (calculated in accordance
and is not              with SEC standards) of a comparable AIM-Managed fund,
intended to             after Class A advisory fees, operating expenses, and
imply how the PF        sales loads if applicable, have been deducted, including
AIM Blue Chip           custody fees and other expenses normally paid by mutual
Fund has                funds and which the PF AIM Blue Chip Fund will pay. The
performed or            PF AIM Blue Chip Fund's fees and expenses are generally
will perform.           expected to be higher than those reflected in the
Total returns           comparable fund which would reduce performance.
represent past
performance of      /2/ This column shows performance of the S&P 500 Index, an
the Class A             index of the stocks of approximately 500 large-
shares of the           capitalization U.S. companies. Results include
comparable              reinvested dividends.
mutual fund and
not the PF AIM
Blue Chip Fund.

ABOUT THE FUNDS     PF AIM AGGRESSIVE GROWTH FUND

                    [SYMBOL] --------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

                    [SYMBOL] --------------------------------------------------

What the fund       The fund's principal investment strategy is to invest in
invests in          common stocks of companies whose earnings the managers
                    expect to grow at an above average rate (typically, more
This fund may       than 15% per year). The fund will invest in securities of
invest up to 25%    small and medium-sized growth companies. The managers
of its assets in    focus on companies they believe are likely to benefit from
foreign             new and innovative products, services or processes as well
investments that    as those that have experienced above-average, long-term
are principally     growth in earnings and those the managers believe have
traded outside      excellent prospects for future growth. The managers
the U.S.            normally consider whether to sell a particular security
                    when any of those factors materially changes.

                    [SYMBOL] --------------------------------------------------

Risks you should
be aware of         The PF AIM Aggressive Growth Fund principally invests in
                    equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund invests in companies that the team thinks have the potential for above average growth, which may give the fund a higher risk of price volatility than a fund that invests principally in equities that are "undervalued."

                      Small emerging growth companies may be more susceptible to larger price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                  PF AIM AGGRESSIVE GROWTH FUND

                 [SYMBOL] -----------------------------------------------------

Who manages the     Ryan E. Crane, CFA, has been a manager at AIM since 1999
fund                and has been associated with AIM and/or its affiliates
                    since 1994. Mr. Crane has 6 years of investment experience
[LOGO OF AIM        and a BS from the University of Houston.
CAPITAL APPEARS
HERE]               Robert M. Kippes is a senior manager of AIM and has been
                    associated with AIM and/or its affiliates since 1989. Mr.

                 Kippes has 11 years of investment experience and a BA from
The PF AIM          Stephen F. Austin University.
Aggressive
Growth Fund is      Jay K. Rushin, CFA, is a manager of AIM and has been
managed by A I M    associated with AIM and/or its affiliates since 1998. Mr.
Capital             Rushin has 6 years of investment experience and a BA from
Management, Inc.    Florida State University.
(AIM). You'll
find more about
AIM on page 47.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF AIM
historical          Aggressive Growth Fund -- it shows the performance of a
performance to      similar account managed by AIM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000

The chart to the                                     AIM-Managed
right shows the                                      Mutual Fund
historical                                           Class          Russell 2500
performance of      Year/Period                      A (%)/1/       Index (%)/2/
the Class A         ------------------------------------------------------------
shares of a
mutual fund         1/1/01-9/30/01 (not annualized)  (38.71)        (15.68)
managed by AIM.     2000                              (2.67)          4.27
The mutual fund     1999                              37.01          24.15
has investment      1998                              (0.79)          0.38
objectives,         1997                               6.08          24.36
policies and        1996                               8.06          19.03
strategies that     1995                              33.72          31.70
are                 1994                              10.75          (1.06)
substantially       1993                              24.76          16.54
similar to those    1992                              14.70          16.19
of the PF AIM       1991                              54.88          46.70
Aggressive          ------------------------------------------------------------
Growth Fund.        1 year                            (2.67)          4.27
                    5 years                           13.71          13.98
The performance     10 years                          23.54          17.41
shows the           ------------------------------------------------------------
historical track
record of the       /1/ This column shows performance (calculated in accordance
fund manager            with SEC standards) of a comparable AIM-Managed fund,
and is not              after Class A advisory fees, operating expenses, and
intended to             sales loads if applicable, have been deducted, including
imply how the PF        custody fees and other expenses normally paid by mutual
AIM Aggressive          funds and which the PF AIM Aggressive Growth Fund will
Growth Fund has         pay. The PF AIM Aggressive Growth Fund's fees and
performed or            expenses are generally expected to be higher than those
will perform.           reflected in the comparable fund which would reduce
Total returns           performance.
represent past
performance of      /2/ This column shows performance of the Russell 2500
the Class A             Index, an index consisting of 2,500 of the smallest
shares of the           companies in the Russell 3000 Index. Results include
comparable              reinvested dividends.
mutual fund and
not the PF AIM
Aggressive
Growth Fund.

ABOUT THE FUNDS     PF INVESCO HEALTH SCIENCES FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] --------------------------------------------------------

What the fund       This fund's principal strategy is to invest at least 65%
invests in          (80% by July 31, 2002) of its assets in equity securities
                    of companies in the health sciences sector.
A company is
considered part     These companies develop, produce or distribute products or
of the health       services related to health care. Such companies include,
sciences sector     but are not limited to, those involved with medical
if:                 equipment or supplies, pharmaceuticals, health care
                    facilities, and applied research and development of new
 . at least 50% of   products or services.
  its gross
  income or its     The manager uses a bottom-up investment approach, focusing
  net sales come    on company fundamentals and growth prospects when
  from activities   selecting securities. The manager emphasizes companies it
  in the sector;    believes are strongly managed and will generate above-
  or                average growth rates for the next 3 - 5 years. The manager will invest in securities it believes will rise in price
 . at least 50% of   faster than other securities.
  its assets are
  devoted to        The manager focuses on markets and industries where
  producing         leadership is concentrated in a few companies, and
  revenues from     generally does not invest in slower-growing markets or
  the sector; or    industries. The manager looks for market-driven companies
                    it believes have superior technology to deliver products
 . the manager       and services that match customer needs.
  believes, after
  completion of     In selecting securities, the manager seeks to balance the
  corporate         fund with a blend of well-established health care
  actions or        companies and faster-growing, more dynamic companies.
  developments
  announced prior   Well-established health care companies that typically
  to investment     provide liquidity and earnings are generally expected to
  in a company,     be core holdings of the fund. For the rest of the fund,
  that a company    the manager will target innovative companies it believes
  would meet the    have strong management and that have new products or the
  above criteria.   potential to increase their share of existing products.

This fund may       The manager may also invest in derivatives (such as
invest up to 25%    options) to help achieve the fund's investment goal.
of its assets in
foreign
securities,
including
emerging market
countries.
American
Depositary
Receipts (ADRs)
and Canadian
issuers are
excluded for
purposes of this
limitation.
              [SYMBOL] --------------------------------------------------------

Risks you should    The PF INVESCO Health Sciences Fund principally invests in
be aware of         equity securities, which may go up or down in value
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed-income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:

                    . industry concentration - since the fund invests
                      principally in only one industry, it is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund may invest in small companies. The market prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.

The health          . regulatory impact - many faster-growing health care
sciences sector       companies have limited operating histories and their
is subject to         potential profitability may be dependent on regulatory
extensive             approval of their products, which increases the
government            volatility of these companies' securities prices.
regulation,
which may change      Many companies and/or their development of new products
frequently and        are funded or subsidized by governments or governmental
impact the fund       agencies. Withdrawal or curtailment of such support
significantly.        could lower the

                                                PF INVESCO HEALTH SCIENCES FUND

              [SYMBOL] --------------------------------------------------------

Risks you should      profitability and market prices of such companies.
be aware of           Changes in government regulation could also have an
(continued)           adverse impact. Continuing technological advances may
                      mean rapid obsolescence of products and services.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . derivatives - such as options and futures contracts
                      derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a fund's volatility or reduce returns.

              [SYMBOL] --------------------------------------------------------

Who manages the     Thomas R. Wald, CFA, is a vice president of INVESCO.
fund                Before joining INVESCO in 1997, he was an analyst with
                    Munder Capital Management. Mr. Wald holds a BA from Tulane
[LOGO OF INVESCO    University and an MBA from the Wharton School at the
FUNDS APPEARS       University of Pennsylvania.
HERE]

The PF INVESCO
Health Sciences
Fund is managed
by INVESCO Funds
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 47.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          INVESCO Health Sciences Fund -- it shows the performance
performance to      of similar accounts managed by INVESCO.
report because      -----------------------------------------------------------
it started on       Annual total returns/Average annual total returns for the
October 1, 2001.    periods ending December 31, 2000

The chart to the                           INVESCO Health Sciences  S&P 500
right shows the     Year/Period            Composite (%)/1/         Index (%)/2/
historical          ------------------------------------------------------------
performance of      1/1/01-9/30/01 (not
the INVESCO          annualized)           (19.23)                  (20.39)
Health Sciences     2000                    26.13                    (9.11)
Composite. Each     1999                     0.62                    21.04
of the two          1998                    43.40                    28.58
mutual funds in     1997                    18.47                    33.36
the composite as    1996                    11.41                    22.96
of 12/31/00 (and    1995                    58.89                    37.58
as of 9/30/01)      1994                     0.94                     1.32
has investment      1993                    (8.41)                   10.08
objectives,         1992                   (13.74)                    7.62
policies and        1991                    91.82                    30.47
strategies that     ------------------------------------------------------------
are substantially   1 year                  26.13                    (9.11)
similar to those    5 years                 19.16                    18.35
of the PF           10 years                17.87                    17.46
INVESCO Health      ------------------------------------------------------------
Sciences Fund.
                    /1/ This column shows performance after annual advisory
The performance         fees and operating expenses charged to the accounts in
shows the               the composite have been deducted, including custody fees
historical track        and other expenses normally paid by mutual funds and
record of the           which the PF INVESCO Health Sciences Fund will pay. The
fund manager            mutual funds in the composite do not charge sales loads.
and is not              The PF INVESCO Health Sciences Fund's fees and expenses
intended to             are generally expected to be higher than those reflected
imply how the PF        in the composite which would reduce performance.
INVESCO Health
Sciences Fund       /2/ This column shows performance of the S&P 500 Index, an
has performed or        index of the stocks of approximately 500
will perform.           large-capitalization U.S. companies. Results include
Total returns           reinvested dividends.
represent past
performance of
the composite
and not the PF
INVESCO Health
Sciences Fund.

ABOUT THE FUNDS     PF INVESCO TECHNOLOGY FUND

              [SYMBOL] ---------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] ---------------------------------------------------------

What the fund       This fund's principal strategy is to invest at least 65%
invests in          (80% by July 31, 2002) of its assets in equity securities
                    in the technology-related sector.
A company is
considered part     Such companies include, but are not limited to, those
of the              involved with applied technology, biotechnology,
technology          communications, computers, electronics, Internet, IT
sector if:          services and consulting, software, telecommunications
                    equipment and services, office and factory automation,
 . at least 50%      networking, robotics and video.
  of its gross
  income or its     The manager uses a bottom-up investment approach, focusing
  net sales come    on company fundamentals and growth prospects when
  from              selecting securities. The manager emphasizes companies it
  activities in     believes are strongly managed and will generate above-
  the sector; or    average growth rates for the next 3 - 5 years. The manager will invest in securities it believes will rise in price
 . at least 50%      faster than other securities.
  of its assets
  are devoted to    The manager focuses on markets and industries where
  producing         leadership is concentrated in a few companies, and
  revenues from     generally does not invest in slower-growing markets or
  the sector; or    industries. The manager looks for market-driven companies
                    it believes have superior technology to deliver products
 . the manager       and services that match customer needs.
  believes,
  after             A core portion of the fund is expected to be invested in
  completion of     market-leading technology companies that the manager
  corporate         believes will maintain or improve their market share
  actions or        regardless of overall economic conditions. These companies
  developments      are usually large, established firms that are leaders in
  announced         their field and have a strategic advantage over many of
  prior to          their competitors. The remainder of the fund will consist
  investment in     of faster-growing, more volatile technology companies that
  a company,        the manager believes to be emerging leaders in their
  that a company    fields, including small companies.
  would meet the
  above             The manager may also invest in derivatives (such as
  criteria.         options) to try to achieve the fund's investment goal.

This fund may
invest up to 25%
of its assets in
foreign
securities,
including
emerging market
countries.
American
Depositary
Receipts (ADRs)
and Canadian
issuers are
excluded for
purposes of this
limitation.

              [SYMBOL] ---------------------------------------------------------

Risks you should    The PF INVESCO Technology Fund principally invests in
be aware of         equity securities, which may go up or down in value
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed-income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:

Many of the
products and        . industry concentration - since the fund invests
services in the       principally in only one industry, it is subject to
technology            greater risk of loss as a result of adverse economic,
industry are          business or other developments than if its investments
subject to rapid      were diversified across different industry sectors.
obsolescence,
which may lower     . price volatility - the value of the fund changes as the
the market value      prices of its investments go up or down. This fund may
of the                invest in small companies. The market prices of smaller
securities of         companies tend to rise and fall more rapidly and have
the companies in      larger price swings than larger companies because they
this sector.          may have fewer financial resources, limited product and
                      market diversification, and many are dependent on a few key managers.

                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                     PF INVESCO TECHNOLOGY FUND

              [SYMBOL] ---------------------------------------------------------

Risks you should    . derivatives - derive their value from the value of an
be aware of           underlying security, group of securities or an index.
(continued)           Derivatives could increase a fund's volatility or reduce
                      returns.

              [SYMBOL] ---------------------------------------------------------

Who manages the     William R. Keithler, CFA, is senior vice president and
fund                director of sector management. He rejoined INVESCO in
                    1998. He previously worked at INVESCO from 1986 to 1993
[LOGO OF INVESCO    before joining Berger Associates in 1993. Mr. Keithler has
FUNDS APPEARS       18 years of investment experience, a BA from Webster
HERE]               College and an MS from the University of Wisconsin.

The PF INVESCO
Technology Fund
is managed by
INVESCO Funds
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 47.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          INVESCO Technology Fund -- it shows the performance of
performance to      similar accounts managed by INVESCO.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000

The chart to the                                  INVESCO
right shows the                                   Technology       S&P 500
historical          Year/Period                   Composite (%)/1/ Index (%)/2/
performance of      -----------------------------------------------------------
the INVESCO         1/1/01-9/30/01
Technology           (not annualized)              (60.25)          (20.39)
Composite. Each     2000                           (22.69)           (9.11)
of the two          1999                           145.22            21.04
mutual funds in     1998                            28.83            28.58
the composite as    1997                             8.85            33.36
of 12/31/00 (and    1996                            21.75            22.96
as of 9/30/01)      1995                            45.80            37.58
has investment      1994                             5.27             1.32
objectives,         1993                            15.03            10.08
policies and        1992                            18.79             7.62
strategies that     1991                            76.98            30.47
are substantially   -----------------------------------------------------------
similar to those    1 year                         (22.69)           (9.11)
of the PF           5 years                         26.48            18.35
INVESCO             10 years                        26.44            17.46
Technology Fund.    -----------------------------------------------------------

The performance     /1/ This column shows performance after annual advisory
shows the               fees and operating expenses charged to the accounts in
historical track        the composite have been deducted, including custody fees
record of the           and other expenses normally paid by mutual funds and
fund manager            which the PF INVESCO Technology Fund will pay. The
and is not              mutual funds in the composite do not charge sales loads.
intended to             The PF INVESCO Technology Fund's fees and expenses are
imply how the           generally expected to be higher than those reflected in
PF INVESCO              this composite which would reduce performance.
Technology Fund
has performed or    /2/ This column shows performance of the S&P 500 Index, an
will perform.           index of the stocks of approximately 500
Total returns           large-capitalization U.S. companies. Results include
represent past          reinvested dividends.
performance of
the composite
and not the PF
INVESCO
Technology Fund.

ABOUT THE FUNDS     PF JANUS STRATEGIC VALUE FUND

              [SYMBOL] ---------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] ---------------------------------------------------------

What the fund       The fund invests primarily in domestic and foreign equity
invests in          securities (which may include preferred stocks, common
                    stocks, warrants and securities convertible into common or
A P/E ratio is      preferred stocks) with the potential for long-term growth
the relationship    of capital using a "value" approach.
between the
price of a stock    The approach emphasizes investments in companies that the
and its earnings    manager believes are undervalued relative to their
per share. This     intrinsic worth. The manager measures value as a function
figure is           of price/earnings (P/E) ratios and price/free cash flow.
determined by
dividing a          The manager will typically seek attractively valued
stock's market      companies that are improving their free cash flow and
price by the        improving their returns on invested capital. These
company's           companies may also include special situations companies
earnings per        that are experiencing management changes and/or are
share amount.       temporarily out of favor.
Price/free cash
flow is the         The manager applies a "bottom-up" approach in choosing
relationship        investments. In other words, the manager looks for
between the         companies with earnings growth potential that may not be
price of the        recognized by the market at large. If the manager is
stock and the       unable to find such investments, a significant portion of
company's           the fund's assets may be in cash or similar investments.
available cash
from operations     Foreign securities are generally selected on a stock-by-
minus capital       stock basis without regard to any defined allocation among
expenditures.       countries or geographic regions. However, certain factors
                    such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the fund may invest, and the fund may at times have significant foreign exposure.

This Fund may       The fund may also invest in debt securities and
invest without      indexed/structured securities, purchase securities on a
limit in foreign    when-issued, delayed delivery or forward commitment basis,
equity and debt     and purchase high-yield ("junk") bonds.
securities and
may invest up to    The manager may use derivatives (such as options and
35% of its          futures) to try to increase returns, to try to hedge
assets in high-     against changes in interest rates or market declines, or
yield or "junk"     to otherwise help achieve the fund's investment goal. The
bonds.              manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

              [SYMBOL] ---------------------------------------------------------

Risks you should    The PF Janus Strategic Value Fund principally invests in
be aware of         equity securities, which may go up or down in value,
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:

                    . non-diversified - the fund is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other funds. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                  PF JANUS STRATEGIC VALUE FUND

              [SYMBOL] --------------------------------------------------------

Risks you should    . credit - the fund could lose money if the issuer of a
be aware of           fixed income security is unable to meet its financial
(continued)           obligations or goes bankrupt. This fund may be subject
                      to more credit risk than certain other funds, because it
This fund may be      invests in high-yield or "junk" bonds. High-yield bonds
subject to more       are given a low credit rating by Moody's (Ba and lower),
credit risk than      or Standard & Poor's (BB and lower), or have not been
certain other         rated, but are of comparable quality. High-yield bonds
funds because of      are considered to be mostly speculative in nature.
its ability to
invest in high-     . changes in interest rates - the value of the fund's
yield                 investments may fall when interest rates rise. This fund
investments,          may be sensitive to changes in interest rates because it
especially            may invest in fixed income securities with intermediate
during periods        and long terms to maturity.
of economic
uncertainty or      . liquidity - high-yield bonds may be less liquid than
economic              higher quality investments. Liquidity is the ability to
downturns.            sell securities at about carrying cost within a
                      reasonable time. A security with a lowered credit rating may be particularly difficult to sell.

                    . derivatives and forward contracts - Derivatives derive
                      their value from the value of an underlying security, a group of securities or an index. Derivatives and forward contracts could increase a fund's volatility or reduce returns.

              [SYMBOL] --------------------------------------------------------

Who manages the     David Decker, CFA, vice president of Janus Capital
fund                Corporation, joined Janus in 1992, and is manager and
                    executive vice president of similar funds managed by
[LOGO OF JANUS      Janus. He also manages private accounts with a similar
APPEARS HERE]       strategic value strategy as well as other institutional
                    funds. He has a BA from Tufts University and an MBA from
The PF Janus        Duke University.
Strategic Value
Fund is managed
by Janus Capital
Corporation
(Janus). You'll
find more about
Janus on page
47.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Janus Strategic Value Fund-- it shows the performance of
performance to      similar accounts managed by Janus.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Total returns for the periods ending December 31, 2000

The chart to the                          Janus Strategic Value  S&P 500
right shows the     Period                Composite (%)/1/       Index (%)/2/
historical          -----------------------------------------------------------
performance of      1/1/01-9/30/01 (not
the Janus            annualized)          (24.46)                (20.39)
Strategic Value     2000/3/                (0.41)                (11.14)
Composite. Each     -----------------------------------------------------------
of the 6 advisory   Since Inception/3/     (0.41)                (11.14)
accounts in the     -----------------------------------------------------------
composite,
including 3         /1/ This column shows performance after advisory fees and
mutual funds, as        operating expenses charged to the accounts in the
of 12/31/00, (8         composite have been deducted. The mutual funds in the
and 5,                  composite do not charge sales loads. The PF Janus
respectively, as        Strategic Value Fund's fees and expenses are generally
of 9/30/01), has        expected to be higher than those reflected in the
investment              composite which would reduce performance. The accounts
objectives,             in the composite other than mutual funds were not
policies and            subject to the investment limitations, diversification
strategies that         requirements and other restrictions of the 1940 Act or
are substantially       Subchapter M of the IRC, which, if imposed, could have
similar to those        adversely affect ed the performance. The fees and
of the PF Janus         expenses of the composite include investment advisory
Strategic Value         fees, and transaction costs, but, for the accounts other
Fund.                   than the mutual funds, do not include custody fees or
                        other expenses normally paid by mutual funds and which
The performance         the PF Janus Strategic Value Fund will pay. If these
shows the               fees or expenses were included, returns would be lower.
historical track
record of the       /2/ This column shows the performance of the S&P 500 Index,
fund manager and        an index of the stocks of approximately 500 large-
is not intended         capitalization U.S. companies. Results include
to imply how the        reinvested dividends.
PF Janus
Strategic Value     /3/ The inception date of the composite was 4/1/00. Total
Fund has                returns since inception through 9/30/01 was (17.28)
performed or will       compared to (20.61) for the index. Total returns and
perform. Total          expenses are not annualized for the first year of
returns represent       operations.
past performance
of the composite
and not the PF
Janus Strategic
Value Fund.

ABOUT THE FUNDS     PF JANUS GROWTH LT FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] --------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest in
[Bvests in          a large number of companies of any size, from small
                    emerging growth to well-established companies. It principally invests in common stock.

This fund may       The manager looks for companies that have high potential
invest some of      for earnings growth that may not be recognized by other
its assets in       investors. The manager generally does not limit security
foreign             selection to any industry sector or use other defined
companies.          selection procedures. The realization of income is not a
Investing           significant factor in considering fund securities.
globally offers
greater             The manager applies a "bottom-up" approach in choosing
diversification     investments. In other words, the manager looks for
because the fund    companies with earnings growth potential that may not be
can take            recognized by the market at large. If the manager is
advantage of        unable to find such investments, a significant portion of
investment          the fund's assets may be in cash or similar investments.
opportunities
that are not        Foreign securities are generally selected on a stock-by-
available in the    stock basis without regard to any defined allocation among
U.S.                countries or geographic regions. However, certain factors
                    such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

This fund may       The fund may also invest in debt securities and
invest up to:       indexed/structured securities, purchase securities on a
 . 10% of its        when-issued, delayed delivery or forward commitment basis,
  assets in         and purchase high-yield ("junk") bonds.
  lower-rated,
  high-yield        The manager may use derivatives (such as options and
  ("junk") bonds    futures) and forward contracts to try to increase returns,
 . 25% of its        to try to hedge against changes in interest rates or
  assets in         market declines, or to otherwise help achieve the fund's
  foreign           investment goal. The manager may also use forward foreign
  investments       currency contracts or derivatives to hedge against changes in currency exchange rates.

                    The fund may invest in U.S. government securities, higher-quality corporate fixed income securities, money market instruments or repurchase agreements if the manager believes they have growth potential or cannot find equity investments that meet investment criteria.

              [SYMBOL] --------------------------------------------------------

Risks you should    The PF Janus Growth LT Fund principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed-income securities, they generally have higher volatility.
                    The fund may also be affected by the following risks, among others:

                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund invests in companies that the manager believes have the potential for rapid growth, which may give the fund a higher risk of price volatility than a fund that invests in equities that are "undervalued," for example.

                      This fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                        PF JANUS GROWTH LT FUND

              [SYMBOL] --------------------------------------------------------

Risks you should    . derivatives and forward contracts - Derivatives derive
be aware of           their value from an underlying security, a group of
(continued)           securities or an index. Derivatives and forward
                      contracts could increase volatility or reduce returns.

                    . credit - the fund could lose money if the issuer of a
                      fixed income security is unable to meet its financial obligations or goes bankrupt. This fund may invest in high-yield or "junk" bonds, which are given a low credit rating by Moody's (Ba and lower), or Standard & Poor's (BB and lower), or have not been rated, but are of comparable quality. High-yield bonds are considered to be mostly speculative in nature.

                    . liquidity - high-yield bonds may be less liquid than
                      higher quality investments. Liquidity is the ability to sell securities at about carrying cost within a reasonable time. A security with a lowered credit rating may be particularly difficult to sell.

              [SYMBOL] --------------------------------------------------------

Who manages the     Warren Lammert, III, CFA, vice president of Janus Capital
fund                Corporation, joined Janus in 1987 and is manager and
                    executive vice president of similar funds managed by
[LOGO OF JANUS      Janus. He has been the manager of various growth-oriented
APPEARS HERE]       accounts since 1991. He has a BA from Yale University and

                 an MA (with distinction) from the London School of
The PF Janus        Economics.
Growth LT Fund
is managed by
Janus Capital
Corporation
(Janus). You'll
find more about
Janus on page
47.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Janus Growth LT Fund -- it shows the performance of
performance to      similar accounts managed by Janus.
report because      -----------------------------------------------------------
it started on       Annual total returns/average annual total returns for the
October 1, 2001.    periods ending December 31, 2000

The chart to the                         Janus Diversified Growth S&P 500
right shows the     Year/Period          Composite (%)/1/         Index (%)/2/
historical          -----------------------------------------------------------
performance of      1/1/01-9/30/01 (not
the Janus            annualized)         (36.18)                  (20.39)
Diversified         2000                 (22.59)                   (9.11)
Growth              1999                  96.36                    21.04
Composite. Each     1998                  57.98                    28.58
of the 49           1997                  11.85                    33.36
advisory            1996                  17.54                    22.96
accounts in the     1995                  33.63                    37.58
composite,          1994                   9.91                     1.32
including 12        1993                  19.14                    10.08
mutual funds, as    1992                  15.14                     7.62
of 12/31/00 (46     1991                  72.80                    30.47
and 13,             -----------------------------------------------------------
respectively, as    1 year               (22.59)                   (9.11)
of 9/30/01) has     5 years               25.85                    18.33
investment          10 years              27.09                    17.46
objectives,         -----------------------------------------------------------
policies and
strategies that     /1/ This column shows performance after advisory fees and
are substantially       operating expenses charged to the accounts in the
similar to those        composite have been deducted. The PF Janus Growth LT
of the PF Janus         Fund's fees and expenses are generally expected to be
Growth LT Fund.         higher than those reflected in this composite which
                        would reduce performance. Accounts in the composite
The performance         other than mutual funds, were not subject to the
shows the               investment limitations, diversification requirements and
historical track        other restrictions of the 1940 Act or Subchapter M of
record of the           the IRC, which, if imposed, could have adversely
fund manager            affected the performance. The composite reflects
and is not              investment advisory fees and transaction costs, but, for
intended to             the accounts other than the mutual funds, does not
imply how the           include custody fees or other expenses normally paid by
PF Janus Growth         mutual funds and which the PF Janus Growth LT Fund will
LT Fund has             pay. If these expenses were included, returns would be
performed or            lower. The composite does not reflect the deduction of
will perform.           mutual fund sales loads, if applicable. If sales loads
Total returns           were reflected, the annualized returns for the one, five
represent past          and ten year periods ending 12/31/00 would have been
performance of          (22.59)%, 25.85%, and 26.90%, respectively.
the composite
and not the PF      /2/ This column shows performance of the S&P 500 Index, an
Janus Growth LT         index of the stocks of approximately 500 large-
Fund.                   capitalization U.S. companies. Results include

                        reinvested dividends.

ABOUT THE FUNDS     PF LAZARD INTERNATIONAL VALUE FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term capital appreciation primarily
investment goal     through investment in equity securities of corporations
                    domiciled in countries with developed economies and markets other than the United States. Current income from dividends and interest will not be an important consideration.

              [SYMBOL] --------------------------------------------------------

What the fund       The fund invests primarily in equity securities of
invests in          relatively large non-U.S. companies with market
                    capitalizations in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe,
                    Australasia and Far East Index that the manager believes are undervalued based on their earnings, cash flow or asset values. The fund may invest in American Depositary
                    Receipts (ADRs). The fund may also invest in companies in developed countries that are not included in the MSCI
                    Index.

                    The fund will normally invest at least 80% of its assets in equity securities of companies located in at least three different foreign countries. The allocation of the fund's assets among geographic sectors may shift from time to time based on the manager's judgment and its analysis of market conditions. The manager currently intends to invest the fund's assets primarily in companies based in developed markets. This fund may invest in derivatives, such as foreign currency transactions, forward foreign currency contracts or options, index options and futures, to help it achieve its investment goals.

                    The manager may sell a stock when it believes the issuer is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

              [SYMBOL] --------------------------------------------------------

Risks you should    The PF Lazard International Value Fund principally invests
be aware of         in equity securities, which may go up or down in value,
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed-income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the
                      prices of the investments it holds go up or down.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate or timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . derivatives, forward contracts and currency
                      transactions - Derivatives, such as options and futures contracts, derive their value from the value of an underlying security, group of securities or an index. Derivatives, forward foreign currency contracts, and foreign currency transactions, could increase a fund's volatility or reduce returns.

                                             PF LAZARD INTERNATIONAL VALUE FUND

              [SYMBOL] ---------------------------------------------------------

Who manages the     Herbert W. Gullquist is chief investment officer and a
fund                managing director of Lazard and a vice chairman of Lazard
                    Freres & Co. LLC. He joined Lazard in 1982. He is
[LOGO OF LAZARD     responsible for monitoring all investment activity to
APPEARS HERE]       ensure adherence to Lazard's investment philosophy and
                    guidelines. He has a BA from Northwestern University.

The PF Lazard       John R. Reinsberg is a managing director of Lazard. He is
International       responsible for international/global equity management and
Value Fund is       overseeing the day-to-day operations of Lazard's
managed by          international equity investment team. He joined Lazard in
Lazard Asset        1991. Mr. Reinsberg has a BA from the University of
Management          Pennsylvania and an MBA from Columbia University.
(Lazard). You'll
find more about     Ronald J. Saba is a director of Lazard and a portfolio
Lazard on           manager. He has 18 years of investment experience and
page 48.            joined Lazard in 1996. He has an M.B.A. from the
                    University of Chicago Graduate School of Business and a
                    Bachelor of Commerce from McGill University, Montreal.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Lazard International Value Fund -- it shows the
performance to      performance of similar accounts managed by Lazard.
report because it
started on          -----------------------------------------------------------
October 1, 2001.    Annual total returns/average annual total returns for the
                    periods ending December 31, 2000

The chart to the                                Lazard
right shows the                                 International
historical                                      Equity Select     MSCI EAFE
performance of      Year/Period                 Composite (%)/1/  Index (%)/2/
the Lazard          ----------------------------------------------------------
International       1/1/01-9/30/01
Equity Select        (not annualized)            (24.91)          (26.35)
Composite as        2000                           3.19           (13.96)
prepared for        1999                          20.19            27.30
Pacific Funds.      1998                          23.74            20.33
Each of the 136     1997                          18.91             2.06
advisory accounts   1996                          12.09             6.36
in the composite    1995                           6.00            11.55
as of 12/31/00      1994/3/                        1.24             7.80
(122 as of          ----------------------------------------------------------
9/30/01,            1 year                         3.19           (13.96)
including 2         3 years                       15.35             9.64
mutual funds) has   5 years                       15.39             7.43
investment          Since Inception/3/            11.89             8.10
objectives,         ----------------------------------------------------------
policies and
strategies that     /1/ This column shows performance after advisory fees and
are substantially       operating expenses charged to the accounts in the
similar to those        composite have been deducted. The PF Lazard
of the PF Lazard        International Value Fund's fees and expenses are
International           generally expected to be higher than those reflected
Value Fund.             in this composite as prepared for Pacific Funds, which
                        would reduce performance. Accounts in the composite,
The composite           other than mutual funds, were not subject to the
performance shows       investment limitations, diversification requirements,
the historical          and other restrictions of the 1940 Act or Subchapter M
track record of         of the IRC, which, if imposed could have adversely
the fund manager        affected the performance. The composite reflects
and is not              investment advisory fees and transactions costs, but,
intended to imply       for the accounts other than the mutual fund, does not
how the PF Lazard       include custody fees or other expenses normally paid
International           by mutual funds and which the PF Lazard International
Value Fund has          Value Fund will pay. If these expenses were included,
performed or will       returns would be lower. The composite does not reflect
perform. Total          the deduction of mutual fund sales loads, if
returns represent       applicable. If sales loads were reflected, the
past performance        annualized returns for the one, three and five year
of the composite        and since inception periods ending 12/31/00 would have
and not the             been 3.19%, 15.35%, 15.39% and 11.89%, respectively.
PF Lazard
International       /2/ This column shows the performance of the MSCI EAFE
Value Fund.             Index, an index of stocks from 21 countries in Europe,
                        Australia, New Zealand and Asia. Results include
Although prior to       reinvested dividends.
5/1/01 the
composite           /3/ The inception date of the composite was 1/1/94.
consisted of
accounts that
invested in ADRs
(securities that
are U.S. dollar-
denominated), and
the PF Lazard
International
Value Fund will
invest primarily
in ordinary
shares, Lazard
believes that
investing all of
the accounts in
ordinary shares
would have
produced
substantially the
same performance.

ABOUT THE FUNDS     PF MFS MID-CAP GROWTH FUND

              [SYMBOL] ---------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] ---------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest at
invests in          least 65% (80% by July 31, 2002) of its assets in common
                    stocks and related securities, such as preferred stocks,
A company's         convertible securities and depositary receipts for those
"capitalization"    securities, of companies with medium market
is a measure of     capitalizations that the manager believes have above-
its size.           average growth potential.
Capitalization
is calculated by    Medium market capitalization companies are companies with
multiplying the     market capitalizations equaling or exceeding $250 million
current share       but not exceeding the top of the Russell Midcap Growth
price by the        Index range at the time of the investment. Companies whose
number of shares    market capitalizations fall below $250 million or exceed
held by             the top of that index range after purchase continue to be
investors.          considered medium capitalization companies for purposes of the fund's 65% investment policy. These criteria are subject to change depending on market conditions. The manager generally expects that it will invest primarily in companies with market capitalizations in excess of $1 billion. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

                    The manager uses a bottom-up investment style in managing this fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the manager, with input from its team of equity research analysts.

This fund may       The fund may invest in foreign securities (including
invest up to 20%    emerging market securities) through which it may have
of its assets in    exposure to foreign currencies. The manager may use
foreign             derivatives (such as options and futures) to try to
securities,         achieve the fund's investment goal.
including those
of emerging
market
countries.

              [SYMBOL] ---------------------------------------------------------

Risks you should    The PF MFS Mid-Cap Growth Fund principally invests in
be aware of         equity securities, which may go up or down in value,
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:

                    . non-diversified - the fund is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other funds. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund invests in companies that the team thinks have the potential for above average growth, which may give the fund a higher risk of price volatility than a fund that invests principally in equities that are "undervalued." Investment in medium capitalization companies may be riskier and more volatile than investment in companies with larger market capitalizations. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market
                      countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity,

                                                     PF MFS MID-CAP GROWTH FUND

              [SYMBOL] ---------------------------------------------------------

Risks you should    higher degree of political and economic instability, less
be aware of         governmental regulation of the financial industry and
(continued)         markets, and less stringent reporting and accounting
                    standards and controls.

                    Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                    . derivatives - derive their value from the value of an
                      underlying security, a group of securities or an index. Derivatives could increase a fund's volatility or reduce returns.

              [SYMBOL] ---------------------------------------------------------

Who manages the     Mark Regan is a senior vice president of MFS and has been
fund                employed in the investment management area of MFS since
                    1989. Before joining MFS, Mr. Regan was a research analyst
[LOGO OF MFS        for Eaton Vance Corp. He has a BS from Cornell University
APPEARS HERE]       and an MS from Massachusetts Institute of Technology.

                    David E. Sette-Ducati is a senior vice president of MFS. Mr. Sette-Ducati has been employed in the investment management area of MFS since 1995. Before joining MFS,

                 Mr. Sette-Ducati was an analyst with Lehman Brothers Inc.
The PF MFS Mid-     and an associate with Nicoletti & Company. He has a BA
Cap Growth Fund     from Williams College and an MBA from Dartmouth College.
is managed by
MFS Investment
Management
(MFS). You'll
find more about
MFS on page 48.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF MFS
historical          Mid-Cap Growth Fund -- it shows the performance of similar
performance to      accounts managed by MFS.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000
The chart to the
right shows the
historical                            MFS Mid-Cap Growth Russell Midcap Growth
performance of      Year/Period       Composite (%)/1/   Index (%)/2/
the MFS Mid-Cap     ----------------------------------------------------------
Growth              1/1/01-9/30/01
Composite. Each      (not annualized) (37.73)            (37.16)
of the 21           2000                8.87             (11.75)
advisory            1999               74.90              51.29
accounts in the     1998               20.20              17.86
composite,          1997               24.78              22.54
including one       1996               10.90              17.48
mutual fund, as     1995               41.57              33.98
of 12/31/00 (41     1994/3/            (3.18)             (1.39)
and two,            ----------------------------------------------------------
respectively, as    1 year              8.87             (11.75)
of 9/30/01), has    3 years            31.78              16.32
investment          5 years            25.93              17.77
objectives,         Since Inception/3/ 26.48              19.17
policies and        ----------------------------------------------------------
strategies that
are                 /1/  This column shows performance after average advisory
substantially            fees and operating expenses charged to the accounts
similar to those         in the composite have been deducted. The PF MFS
of the PF MFS            Mid-Cap Growth Fund's fees and expenses are generally
Mid-Cap Growth           expected to be higher than those reflected in this
Fund.                    composite which would reduce performance. Accounts in
                         the composite other than mutual funds, were not
The performance          subject to the investment limitations, diversification
shows the                requirements, and other restrictions of the 1940 Act
historical track         or Subchapter M of the IRC, which, if imposed could
record of the            have adversely affected the performance. The composite
fund manager             reflects investment advisory fees and transactions
and is not               costs, but, for the accounts other than the mutual
intended to              fund, does not include custody fees or other expenses
imply how the            normally paid by mutual funds and which the PF MFS
PF MFS Mid-Cap           Mid-Cap Growth Fund will pay. If these expenses were
Growth Fund has          included, returns would be lower. The composite does
performed or             not reflect the deduction of mutual fund sales loads,
will perform.            if applicable. If sales loads were reflected, the
Total returns            annualized returns for the one, three and five year
represent past           and since inception periods ending 12/31/00 would have
performance of           been 8.72%, 30.60% and 25.26% and 25.94, respectively.
the composite
and not the PF      /2/  This column shows performance of the Russell Midcap
MFS Mid-Cap              Growth Index, an index consisting of 800 of the
Growth Fund.             smallest companies in the Russell 1000 Index. Results
                         include reinvested dividends.

                    /3/ The inception date of the composite was October 1, 1994. Total returns and expenses are not annualized for the first year of operations.

ABOUT THE FUNDS     PF MFS GLOBAL GROWTH FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] --------------------------------------------------------


What the fund       The fund's principal investment strategy is to invest,
invests in          under normal market conditions, at least 65% of its assets in common stocks and related equity securities, such as
Foreign growth      preferred stock, convertible securities and depositary
companies are       receipts, of companies in three distinct market sectors:
companies

located in more
developed           . U.S. emerging growth companies that the manager believes
securities            are either early in their life cycle but which have the
markets (such as      potential to become major enterprises, or are major
Australia,            enterprises whose rates of earnings growth are expected
Canada, Japan,        to accelerate because of special factors, such as
New Zealand and       rejuvenated management, new products, changes in
Western European      consumer demand, or basic changes in the economic
countries).           environment.

Emerging market     . Foreign growth companies that the manager believes have
countries are         favorable growth prospects and attractive valuations
typically less        based on current and expected earnings and cash flow.
developed             The manager generally seeks to purchase foreign growth
economically          securities of companies with relatively large
than                  capitalizations relative to the market in which they are
industrialized        traded.
countries and
may offer high      . Emerging market securities are securities of issuers
growth potential      whose principal activities are located in emerging
as well as            market countries.
considerable
investment risk.    Under normal market conditions, the fund invests in at
These countries     least three different countries, one of which may be the
are generally       U.S.
located in Latin
America, Asia,      The manager may use derivatives (such as options and
the Middle East,    futures) to try to achieve the fund's investment goal.
Eastern Europe
and Africa.

              [SYMBOL] --------------------------------------------------------

Risks you should    The PF MFS Global Growth Fund principally invests in
be aware of         equity securities, which may go up or down in value
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:

                    . non-diversified - the fund is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other funds. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the value of the fund changes as the
                      prices of its investments go up or down. This fund invests in companies that the team thinks have the potential for above average growth, which may give the fund a higher risk of price volatility than a fund that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market
                      countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity,

                                                      PF MFS GLOBAL GROWTH FUND

              [SYMBOL] --------------------------------------------------------

Risks you should     higher degree of political and economic instability, less
be aware of          governmental regulation of the financial industry and
(continued)          markets, and less stringent reporting and accounting
                     standards and controls.

                     Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                    . derivatives - derive their value from the value of an
                      underlying security, a group of securities or an index. Derivatives could increase a fund's volatility or reduce returns.

              [SYMBOL] --------------------------------------------------------

Who manages the     John E. Lathrop, CFA, is a senior vice president at MFS.
fund                Mr. Lathrop has been employed in the investment management area of MFS since 1994. Before joining MFS, Mr. Lathrop
                    was an equity research analyst and account controller at
[LOGO OF MFS        the Putnam Companies. He has a BA from Northwestern
APPEARS HERE]       University and an MBA from Cornell University.

The PF MFS          David A. Antonelli is senior vice president and director
Global Growth       of international equity research at MFS. Mr. Antonelli has
Fund is managed     been employed in the investment management area of MFS
by a team of        since 1991. He has a BS from Pennsylvania State University
analysts, led by    and an MBA from the Wharton School at the University of
the managers at     Pennsylvania.
MFS Investment
Management
(MFS). You'll
find more about
MFS on page 48.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF MFS
historical          Global Growth Fund -- it shows the performance of similar
performance to      accounts managed by MFS.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000

The chart to the                          MFS Global Growth   MSCI All Country
right shows the     Year/Period           Composite (%)/1/    World Index (%)/2/
historical          ------------------------------------------------------------
performance of
the MFS Global      1/1/01-9/30/01
Growth               (not annualized)     (28.55)             (23.17)
Composite. Each     2000                  (12.42)             (13.92)
of the three        1999                   64.87               27.31
mutual funds in     1998                   11.82               21.72
the composite as    1997                   15.40               14.67
of 12/31/00 (and    1996                   14.19               13.09
4 as of 9/30/01)    1995                   17.07               18.24
has investment      1994/3/                 3.55                5.36
objectives,         ------------------------------------------------------------
policies and        1 year                (12.42)             (13.92)
strategies that     3 years                17.32               10.08
are                 5 years                16.30               11.58
substantially       Since Inception/3/     14.49               11.59
similar to those    ------------------------------------------------------------
of the PF MFS
Global Growth       /1/ This column shows performance after average advisory
                        fees and operating expenses charged to the accounts in
The performance         the composite have been deducted, including custody
shows the               fees and other expenses normally paid by mutual funds
historical track        and which the PF MFS Global Growth Fund will pay. The PF
record of the           MFS Global Growth Fund's fees and expenses are generally
fund manager            expected to be higher than those reflected in this
and is not              composite which would reduce performance. The composite
intended to             does not reflect the deduction of mutual fund sales
imply how the           loads, if applicable. If sales loads were reflected, the
PF MFS Global           annualized returns for the one, three and five year and
Growth Fund has         since inception periods ending 12/31/00 would have been
performed or            (12.91)%, 16.61% and 15.57% and 12.97%, respectively.
will perform.
Total returns       /2/ This column shows performance of the MSCI All Country
represent past          World Index, an index of stocks from 23 developed
performance of          markets and 28 emerging markets. Results include
the composite           reinvested dividends.
and not the PF
MFS Global          /3/ The inception date of the composite was January 1,
Growth Fund.            1994.

ABOUT THE FUNDS     PF PIMCO MANAGED BOND FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks to maximize total return consistent with
investment goal     prudent investment management.

              [SYMBOL] --------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest at
invests in          least 65% (80% by July 31, 2002) of its assets in fixed
                    income securities with varying terms to maturity. The
                    securities will principally be medium to high-quality,
                    investment grade securities. These securities include
Total return is     principally:
made up of
coupon income       . U.S. treasury bonds and notes, or options or futures on
plus any gains        them
or losses in the
value of the        . mortgage-related securities, including stripped
fund's                mortgage-related securities
securities.
                    . corporate bonds and notes

Duration is a       . commercial paper and other money market instruments
mathematical
measure of the      . fixed income securities issued by foreign governments
average life of       and companies that are denominated in U.S. dollars or
a bond that           foreign currencies, some of which may be issued by
includes its          governments in emerging market countries.
yield, coupon,
final maturity      The manager may also invest in high-yield ("junk") bonds.
and call            When selecting securities, the manager:
features. It is
often used to       . decides what duration the fund should maintain. The
measure the           manager uses duration management as a fundamental part
potential             of the management strategy for this fund. The fund
volatility of a       usually maintains an average duration of three to seven
bond's price,         years, varying within this range based on the manager's
and is                outlook on the economy and interest rates. The manager
considered a          then decides what proportion of securities in the fund
more accurate         should have short, intermediate and long durations and
measure than          maturities.
maturity of a
bond's              . decides what proportion of securities in the fund should
sensitivity to        be invested in U.S. government securities, foreign
changes in            bonds, U.S. corporate bonds and U.S mortgage-related
market (or            securities.
nominal)
interest rates.     . uses an analytical system developed by the manager to
                      help select government and other securities that meet yield, duration, maturity and other criteria.

This fund may       . chooses companies to invest in by carrying out a credit
invest up to:         analysis of each potential investment, which may include
 . 10% of its          meetings or periodic contact with the company's
  assets in           management.
  lower-rated,
  high-yield        . frequently uses derivatives (such as options and
  ("junk") bonds      futures) and forward contracts as a substitute for
 . 20% of its          securities, to try to increase returns or hedge against
  assets in           changes in interest rates or to otherwise try to achieve
  foreign             the fund's investment goal. The manager may also use
  investments         derivatives to hedge against changes in currency
  denominated in      exchange rates.
  foreign
  currencies



              [SYMBOL] --------------------------------------------------------

Risks you should    Since the PF PIMCO Managed Bond Fund principally invests
be aware of         in fixed income securities, it may be affected by the
                    following risks, among others:

The price of        . changes in interest rates - the value of the
bonds that are        fund's investments may fall when interest
denominated in        rates rise. Changes in interest rates may
foreign               have a significant effect on this fund,
currencies is         because it may invest in securities with
affected by the       medium or long terms to maturity and may use
value of the          interest-sensitive derivatives. Bonds with
U.S. dollar. In       longer durations tend to be more sensitive to
general, as the       changes in interest rates, usually making
value of the          them more volatile than bonds with shorter
U.S. dollar           durations.
rises, the U.S.
dollar value of     . credit - the fund could lose money if the
a foreign bond        issuer of a fixed income security is unable
will fall. As         to meet its financial obligations or goes
the value of the      bankrupt. This fund may invest in high-yield
U.S. dollar           or "junk" bonds, which are given a low credit
falls, the U.S.       rating by Moody's (Ba and lower), or Standard
dollar price of       & Poor's (BB and lower), or have not been
a foreign bond        rated, but are of comparable quality. High-
will rise.            yield bonds are considered to be mostly
                      speculative in nature.

                                                     PF PIMCO MANAGED BOND FUND

              [SYMBOL] --------------------------------------------------------

Risks you should    . derivatives - derive their value from the value of an
be aware of           underlying security, a group of securities or an index.
(continued)           Derivatives and forward contracts could increase a
                      fund's volatility or reduce returns.

                    . mortgage - mortgage-related securities can be paid off
                      early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the fund will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

              [SYMBOL] --------------------------------------------------------

Who manages the     John Hague, managing director and senior member of the
fund                manager group, joined PIMCO in 1987. Mr. Hague has 18
                    years of investment experience, including 2 years
[LOGO OF PIMCO      specializing in international fixed income products and
APPEARS HERE]       mortgage-backed securities with Salomon Brothers, Inc, and
                    3 years in credit research with Morgan Guarantee. He has a

                 BA from Bowdoin College and an MBA from Stanford
The PF PIMCO        University.
Managed Bond
Fund is managed
by Pacific
Investment
Management
Company LLC
(PIMCO). You'll
find more about
PIMCO on page
48.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          PIMCO Managed Bond Fund-- it shows the performance of
performance to      similar accounts managed by PIMCO.
report because      -----------------------------------------------------------
it started on       Annual total returns/Average annual total returns for the
October 1, 2001.    periods ending December 31, 2000


                                                            Lehman Brothers
The chart to the                         PIMCO Total Return    Government/
right shows the                          Full Authority        Credit
historical          Year/Period          Accounts(%)/1/        Index (%)/2/
performance of a    ----------------------------------------------------------
composite of        1/1/01-9/30/01
PIMCO Total          (not annualized)     9.07                  8.44
Return Full         2000                 11.93                 11.84
Authority           1999                 (0.56)                (2.15)
Accounts. Each of   1998                  9.67                  9.47
the 215 advisory    1997                 10.37                  9.76
accounts in the     1996                  5.31                  2.90
composite,          1995                 20.41                 19.24
including           1994                 (3.62)                (3.51)
17 mutual funds     1993                 12.80                 11.03
as of 12/31/00      1992                  9.33                  7.58
(232 and 17,        1991                 18.50                 16.13
respectively, as    ----------------------------------------------------------
of 9/30/01) has     1 year               11.93                 11.84
investment          5 years               7.25                  6.23
objectives,         10 years              9.18                  8.00
policies and        ----------------------------------------------------------
strategies that
are substantially   /1/ This column shows performance after actual advisory
similar to those        fees and operating expenses charged to the accounts in
of the PF PIMCO         the composite have been deducted. The PF PIMCO Managed
Managed Bond            Bond Fund's fees and expenses are generally expected to
Fund. This              be higher than those reflected in this composite which
composite was           would reduce performance. Accounts in the composite,
created for this        other than mutual funds, were not subject to the
presentation to         investment limitations, diversification requirements
provide                 and other restrictions of the 1940 Act or Subchapter M
information             of the IRC, which, if imposed, could have adversely
supplementary to        affected the performance. The composite reflects
PIMCO's Total           investment advisory fees and transaction costs, but,
Return Full             for the accounts other than the mutual funds, does not
Authority               include custody fees or other expenses normally paid by
Composite which         mutual funds and which the PF PIMCO Managed Bond Fund
does not include        will pay. If these expenses were included, returns
mutual funds.           would be lower. The composite does not reflect the
                        deduction of mutual fund sales loads, if applicable. If
The performance         sales loads were reflected, the annualized returns for
shows the               the one, five and ten year periods ending 12/31/00
historical track        would have been 10.22%, 6.92%, and 9.03%, respectively.
record of the
fund manager        /2/ This column shows performance of the Lehman Brothers
and is not              Government/Credit Index. The Government Index includes
intended to imply       U.S. Treasury and agency obligations. The Credit Index
how the PF PIMCO        includes publicly issued U.S. corporate and foreign
Managed Bond Fund       debentures and secured notes that meet specified
has performed or        maturity, liquidity, and quality requirements.
will perform.
Total returns
represent past
performance of
the composite and
not the PF PIMCO
Managed Bond
Fund.

ABOUT THE FUNDS     PF PACIFIC LIFE MONEY MARKET FUND

              [SYMBOL] ---------------------------------------------------------

The fund's          This fund seeks current income consistent with
investment goal     preservation of capital.

              [SYMBOL] ---------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest in
invests in          money market instruments that the manager believes have
                    limited credit risk. These investments principally include commercial paper and U.S. government obligations. The fund may also invest in asset-backed money market instruments
The PF Pacific      and foreign money market instruments denominated in U.S.
Life Money          dollars. The fund's dollar-weighted average term to
Market Fund         maturity will not exceed 90 days.
invests at least
95% of its          The manager looks for money market instruments with the
assets in money     highest yields within the highest credit rating
market              categories, based on the evaluation of credit risk and
instruments that    interest rates.
have been given
the highest         The fund is managed to maintain a stable net asset value
credit rating       (NAV) of $1.00 per share. However, the share price could
for short-term      fluctuate.
debt securities,
or have not been
rated, but are
of comparable
quality.

              [SYMBOL] ---------------------------------------------------------

Risks you should    The PF Pacific Life Money Market Fund generally has the
be aware of         least investment risk of the Pacific Funds because its
                    principal investment strategy is to invest in short-term
                    securities that are either government guaranteed or have
                    very high credit ratings. The value of the fund may,
An investment in    however, be affected by the following risks:
the fund is not
a bank deposit,     . changes in interest rates - the value of the fund's
and it is not         investments may fall when interest rates rise. Short-
insured or            term money market instruments generally are affected
guaranteed by         less by changes in interest rates than fixed-income
the Federal           securities with longer terms to maturity.
Deposit
Insurance           . credit - the fund could lose money if the issuer of a
Corporation or        money market instrument is unable to meet its financial
any other             obligations or goes bankrupt.
government
agency. Although
the fund is
managed to
maintain an NAV
of $1 per share,
it's possible to
lose money by
investing in the
fund.

                                              PF PACIFIC LIFE MONEY MARKET FUND

              [SYMBOL] ---------------------------------------------------------

Who manages the     Dale Patrick is a manager and senior investment analyst at
fund                Pacific Life. He joined the company in 1985. He manages
                    another money market fund and is responsible for trading
                    public bonds, managing short-term fixed income securities,
[LOGO OF PACIFIC    and jointly managing a total return fund. Mr. Patrick has
LIFE APPEARS        a BA from the University of Colorado and an MBA from the
HERE]               University of California, Irvine.


                 Brendan Collins, CFA, is a manager and senior investment
The PF Pacific      analyst at Pacific Life. He joined the company in 1996 and
Life Money          since 1998 has been with Pacific Life's fund management
Market Fund is      group. He is also responsible for trading public bonds,
managed by          managing short-term investments, and administering Pacific
Pacific Life        Life's derivatives book, along with assisting with Pacific
Insurance           Financial Product's credit derivative investments. Prior
Company             to joining Pacific Life, Mr. Collins spent 5 years with
(Pacific Life).     Pacific Investment Management Company in their mortgage
You'll find more    and corporate operations area. He has a BA from California
about Pacific       State University, Fullerton.
Life on page 46.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Pacific Life Money Market Fund -- it shows the performance
performance to      of a similar account managed by Pacific Life.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000
The chart to the
right shows the                          Pacific Select Fund Merrill Lynch
historical                               Money Market        3-month U.S.
performance of      Year/Period          Portfolio(%)/1/     T-Bill Index(%)/2/
the Pacific         -----------------------------------------------------------
Select Fund         1/1/01-9/30/01
Money Market         (not annualized)    3.28                3.76
Portfolio. The      2000                 6.18                6.18
mutual fund has     1999                 4.94                4.85
investment          1998                 5.29                5.23
objectives,         1997                 5.28                5.33
policies and        1996                 5.07                5.31
strategies that     1995                 5.54                6.03
are                 1994                 3.76                4.19
substantially       1993                 2.58                3.19
similar to those    1992                 3.22                3.93
of the              1991                 5.74                6.38
PF Pacific Life     ----------------------------------------------------------
Money Market        1 year               6.18                6.18
Fund.               5 years              5.35                5.37
                    10 years             4.75                5.05
The performance     ----------------------------------------------------------
shows the
historical track    /1/ This column shows performance (calculated in
record of the           accordance with SEC standards) of the Pacific Select
fund manager            Fund Money Market Portfolio after advisory fees,
and is not              operating expenses, and sales loads if applicable, of
intended to             the Pacific Select Fund Money Market Portfolio have been
imply how the           deducted, including custody fees and other expenses
PF Pacific Life         normally paid by mutual funds and which the PF Pacific
Money Market            Life Money Market Fund will pay. The PF Pacific Life
Fund has                Money Market Fund's fees and expenses are generally
performed or            expected to be higher than those reflected in the
will perform.           Pacific Select Fund Money Market Portfolio which would
Total returns           reduce performance.
represent past
performance of      /2/ This column shows performance of the Merrill Lynch 3-
the Pacific             month U.S. T-Bill Index, an index comprised of a single
Select Fund             Treasury bill purchased at the beginning of the month
Money Market            and held for a full month then sold and rolled into a
Portfolio and           newly selected issue.
not the PF
Pacific Life
Money Market
Fund.

ABOUT THE FUNDS     PF PUTNAM EQUITY INCOME FUND

              [SYMBOL] ---------------------------------------------------------

The fund's          This fund seeks current income. Capital growth is of
investment goal     secondary importance.

              [SYMBOL] ---------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest
invests in          primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Value stocks are those that the manager believes are currently undervalued by the market.

The fund may        To determine whether to buy or sell investments, the
invest up to 20%    manager will consider, among other factors, a company's
of its assets in    financial strength, competitive position in its industry,
foreign             projected future earnings, cash flows and dividends.
securities that
are principally     The fund will normally invest at least 65% (80% by July
traded outside      31, 2002) of its assets in common stocks and other equity
the U.S.,           investments. The manager may invest in foreign securities
including those     (including emerging market securities), preferred stocks,
of emerging         convertible securities, and fixed income securities
market              including high yield ("junk") bonds.
countries.
American            The manager may use derivatives (such as options, futures,
Depositary          swaps and warrants) to try to increase returns, for
Receipts (ADRs)     hedging purposes, as a substitute for securities, or to
are excluded for    otherwise help achieve the fund's investment goal. The
purposes of this    manager may use foreign currency contracts or derivatives
limitation.         to hedge against changes in currency exchange rates.

The fund may
invest up to 20%
of its net
assets in lower-
rated high-yield
("junk") bonds.

              [SYMBOL] ---------------------------------------------------------


Risks you should
be aware of         The PF Putnam Equity Income Fund principally invests in
                    equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the prices of its investments go up or down. This fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.


                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.


                    . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a fund's volatility or reduce returns.

                                                   PF PUTNAM EQUITY INCOME FUND

              [SYMBOL] ---------------------------------------------------------


                 .  changes in interest rates - the value of the fund's
Risks you should       investments may fall when interest rates rise. This
be aware of            fund may be sensitive to changes in interest rates
(continued)            because it may invest in fixed income securities.


                    . credit - the fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This fund may be subject to more credit risk than certain other funds, because it may invest in high-yield or "junk" bonds. High yield bonds are given a low credit rating by Moody's (Ba and lower), or have not been rated, but are of comparable quality. High yield bonds are considered to be mostly speculative in nature.


              [SYMBOL] ---------------------------------------------------------

Who manages the     The following officers of Putnam have primary
fund                responsibility for the day to day management of the fund's portfolio.
[LOGO OF PUTNAM
INVESTMENTS         Bartlett R. Geer is a senior vice president of Putnam. He
APPEARS HERE]       joined Putnam in 2000 and was previously associated with
                    State Street Research & Management.
The PF Putnam
Equity Income       Jeanne L. Mockard is a senior vice president of Putnam.
Fund is managed     She has been associated with Putnam since 1990.
by Putnam
Investment          James M. Prusko is a senior vice president of Putnam. He
Management, LLC     has been associated with Putnam since 1992.
(Putnam). You'll
find out more
about Putnam on
page 48.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Putnam Equity Income Fund -- it shows the performance of a
performance to      similar account managed by Putnam.
report because
it started on       -----------------------------------------------------------
December 31,        Total returns for the periods ending December 31, 2000
2001.
                                         Putnam-managed
This chart to the                        Mutual Fund,       Russell 1000
right shows the     Period               Class A (%)/1/     Value Index(%)/2/
historical          ---------------------------------------------------------
performance of      1/1/01-9/30/01
Class A shares of    (not annualized)    (12.34)            (12.07)
a Putnam-managed    2000                   6.65               7.01
mutual fund that    1999                  (4.73)              7.35
has investment      1998                   6.19              15.63
objectives,         1997                  19.19              35.18
policies and        1996                  14.32              21.64
strategies that     1995                  26.89              38.36
are substantially   1994                  (4.53)             (1.98)
similar to those    1993                   9.90              18.07
of the PF Putnam    1992                  (1.25)             13.58
Equity Income       1991                  17.53              24.55
Fund.               1990                 (12.62)             (8.08)
                    --------------------------------------------------------
The performance     1 year                12.28               7.01
shows the           5 years               15.78              16.91
historical track    10 years              14.49              17.34
record of the       --------------------------------------------------------
fund manager and
is not intended     /1/  This column shows performance (calculated in
to imply how the         accordance with SEC standards) of a comparable Putnam
PF Putnam Equity         managed fund, after Class A advisory fees, operating
Income Fund has          expenses, and sales loads, if applicable, have been
performed or will        deducted, including custody fees and other expenses
perform. Total           normally paid by mutual funds and which the PF Putnam
returns represent        Equity Income Fund will pay. The PF Putnam Equity
past performance         Income Fund's fees and expenses are generally expected
of Class A shares        to be higher than those reflected in the comparable
of the comparable        fund which would reduce performance.
mutual fund and
not the Putnam PF   /2/  The Russell 1000 Value Index shows the performance of
Equity Income            companies with a less-than-average growth orientation
Fund.                    Companies in this Index have lower price-to-book and
                         price-earnings ratios, higher dividend yields and low forecasted growth rates than companies in the Russell
                         1000 Growth Index.

ABOUT THE FUNDS     PF PUTNAM RESEARCH FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term growth of capital.
investment goal

              [SYMBOL] --------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest in
invests in          common stocks of large U.S. companies which the manager
                    believes have the greatest potential for capital appreciation. These are companies whose stock prices reflect a value lower than that which the manager places on the company or whose earnings the manager believes are likely to grow over time.

                    The fund's name reflects the team approach used to manage its assets. Fund assets are allocated to analysts covering various industry sectors, and each analyst makes independent investment recommendations within the fund's guidelines and objectives. Sector weightings are the result of the research and analysis process, and as a result certain sectors may be under- or over-weighted relative to the benchmark index.


                    To determine whether to buy or sell investments, the manager will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

The fund may        The manager may invest in foreign securities (including
invest up to 20%    emerging market securities),
of its assets in    preferred stocks, convertible securities, and fixed income
foreign             securities.

securities that
are principally     The manager may use derivatives (such as options, futures,
traded outside      swaps and warrants) to try to increase returns, for
the U.S.,           hedging purposes, as a substitute for securities, or to
including those     otherwise help achieve the fund's investment goal. The
of emerging         manager may use foreign currency contracts or derivatives
countries.          to hedge against changes in currency exchange rates.
American
Depositary
Receipts (ADRs)
are excluded for
purposes of this
limitation.

              [SYMBOL] --------------------------------------------------------

Risks you should    The PF Putnam Research Fund principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the prices of its investments go up or down. This fund may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. This fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                                                        PF PUTNAM RESEARCH FUND
              [SYMBOL] --------------------------------------------------------

Risks you should     Investment in securities of Eastern European countries,
be aware of          including in particular, Russia, and other emerging
(continued)          market countries, also involves risk of loss resulting
                     from problems in share registration and custody.


                    . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a fund's volatility or reduce returns.


                    . changes in interest rates - the value of the fund's investments may fall when interest rates rise. This fund may be sensitive to changes in interest rates because it may invest in fixed income securities.


                    . credit - the fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.


              [SYMBOL] --------------------------------------------------------

Who manages the     Putnam Global Equity Research Team has primary
fund                responsibility for the day-to-day management of the fund's portfolio.
[LOGO OF PUTNAM
INVESTMENTS
APPEARS HERE]
The PF Putnam
Research Fund is
managed by
Putnam
Investment
Management, LLC
(Putnam). You'll
find out more
about Putnam on
page 48.

PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Putnam Research Fund -- it shows the performance of
performance to      similar accounts managed by Putnam.
report because
it started on       -----------------------------------------------------------
December 31,        Total returns for the periods ending December 31, 2000
2001.
                                                  Putnam Research  S&P 500
This chart to the   Period                        Composite (%)/1/ Index (%)/2/
right shows the     -----------------------------------------------------------
historical          1/1/01-9/30/01 (not annualized)  (28.95)          (20.39)
performance of      2000                              (2.88)           (9.11)
the Putnam          1999                              26.57            21.04
Research            1998                              28.39            28.58
Composite. Each     1997                              31.83            33.36
of the 2 mutual     1996                              22.26            22.96
fund accounts in    1995/3/                            6.53             6.40
the composite, as   -----------------------------------------------------------
of 12/31/00, (and   1 year                            (2.88)           (9.11)
as of 9/30/01),     3 year                            16.43            12.25
has investment      5 year                            20.52            18.32
objectives,         Since Inception/3/                21.27            19.10
policies and        -----------------------------------------------------------
strategies that
are substantially   /1/ This column shows performance after advisory fees and
similar to those        operating expenses charged to the accounts in the
of the PF Putnam        composite have been deducted. The PF Putnam Research
Research Fund.          Fund's fees and expenses are generally expected to be
                        higher than those reflected in this composite, which
The performance         would reduce performance. The composite does not reflect
shows the               the deduction of mutual fund sales loads, if applicable.
historical track        If sales loads were reflected, the annualized returns
record of the           for the one, three and five year and since inception
fund manager and        periods ending 12/31/00 would have been (7.71)%, 15.06%,
is not intended         20.06% and 20.85%, respectively.
to imply how the
PF Putnam           /2/ This column shows the performance of the S&P 500 Index,
Research Fund has       an index of the stocks of approximately 500 large-
performed or will       capitalization U.S. companies. Results include
perform. Total          reinvested dividends.
returns represent
past performance    /3/ The inception date of the composite was 10/31/95. Total
of the composite        returns and expenses are not annualized for the first
and not the             year of operations.
Putnam PF
Research Fund.

ABOUT THE FUNDS     PF SALOMON BROTHERS LARGE-CAP VALUE FUND

              [SYMBOL] --------------------------------------------------------

The fund's          This fund seeks long-term growth of capital. Current
investment goal     income is of secondary importance.

              [SYMBOL] --------------------------------------------------------

What the fund       This fund's principal investment strategy is to invest at
invests in          least 65% (80% by July 31, 2002) of its total assets in
                    common and preferred stocks of large companies. It tends
A company's         to emphasize U.S. companies with a total market
"capitalization"    capitalization of more than $5 billion that are included
is a measure of     in the Standard & Poor's 500 Composite Stock Price Index.
its size.           It may also invest in foreign companies and fixed income
Capitalization      securities and securities that can be converted into
is calculated by    equity securities.
multiplying the
current share       The management team looks for companies that are
price by the        undervalued or expected to grow. It focuses on companies
number of shares    that meet one or more of the following criteria:
held by
investors.          . companies that are believed to be fundamentally strong,
                      but that aren't fully recognized by other investors
Undervalued
companies may be    . companies that are experiencing or that are expected to
fundamentally         experience internal changes, like changes in corporate
strong, but not       structure or capitalization
fully recognized
by investors.       . companies that are developing new products, expanding
Their shares          into new markets, or taking advantage of changes in
could be good         technology or of other changes in the industry or
investments           regulatory environment.
because their
prices do not       The team may use derivatives (such as options and futures
reflect the true    contracts) to try to increase returns or to try to hedge
value of the        against changes in interest rates or to otherwise try to
company.            achieve the fund's investment goal. The team may also use
                    derivatives to hedge changes in currency exchange rates.
This fund may
invest up to 20%    The fund may also invest in fixed income securities for
of its assets in    current income.
foreign
securities.

              [SYMBOL] --------------------------------------------------------

Risks you should    The PF Salomon Brothers Large-Cap Value Fund principally
be aware of         invests in equity securities, which may go up or down in
                    value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The fund may also be affected by the following risks, among others:


                    . price volatility - the value of the fund changes as the
                      prices of the investments it holds go up or down. The fund invests in large companies, which tend to have more stable prices than smaller companies.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                       PF SALOMON BROTHERS LARGE-CAP VALUE FUND

              [SYMBOL] --------------------------------------------------------

Risks you should    . derivatives - derive their value from the value of an
be aware of           underlying security, group of securities or an index.
(continued)           Derivatives could increase a fund's volatility or reduce
                      returns.

              [SYMBOL] --------------------------------------------------------

Who manages the     Jack Cunningham is a Managing Director of SaBAM, and is
fund                responsible for directing investment policy and strategy.
                    He is a manager of a similar fund managed by SaBAM and an
[LOGO OF SALOMON    equity analyst responsible for covering the beverage and
BROTHERS APPEARS    tobacco industries. Before joining SaBAM in 1995, he
HERE]               worked as an investment banker and financial analyst for
                    Salomon Brothers Energy Group. He has a BA from the
                    University of Virginia and an MBA from Dartmouth College.

The PF Salomon      Mr. Cunningham is supported by a team of 18 U.S. equity
Brothers Large-     professionals, each of whom has specific fundamental and
Cap Value Fund      quantitative research skills relating to all stages of
is managed by a     SaBAM's equity investment process.
team of managers
at Salomon
Brothers Asset
Management Inc
(SaBAM). You'll
find more about
SaBAM on page
48.


PERFORMANCE OF COMPARABLE ACCOUNTS

This fund has no    This chart does not show you the performance of the PF
historical          Salomon Brothers Large-Cap Value Fund -- it shows the
performance to      performance of similar accounts managed by SaBAM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2000

The chart to the                          Salomon Brothers
right shows the                           Strategic Large-Cap      S&P 500
past performance    Year/Period           Composite (%)/1/         Index (%)/2/
of the Salomon      -----------------------------------------------------------
Brothers            1/1/01-9/30/01
Strategic            (not annualized)     (13.09)                  (20.39)
Large-Cap Value     2000                   15.28                    (9.11)
Composite. Each     1999                   11.62                    21.04
of the five         1998                   15.47                    28.58
advisory            1997                   26.47                    33.36
accounts in the     1996                   30.55                    22.96
composite,          1995                   35.48                    37.58
including four      1994                   (1.26)                    1.32
mutual funds as     1993                   15.17                    10.08
of 12/31/00 (six    1992                    7.44                     7.62
and five,           1991                   29.31                    30.47
respectively, as    -----------------------------------------------------------
of 9/30/01) has     1 year                 15.28                    (9.11)
investment          5 years                19.66                    18.35
objectives,         10 years               18.04                    17.46
policies and        -----------------------------------------------------------
strategies that
are                 /1/ This column shows performance after advisory fees and
substantially           operating expenses charged to the accounts in the
similar to those        composite have been deducted. The PF Salomon Large-Cap
of the                  Value Fund's fees and expenses are generally expected to
PF Salomon              be higher than those reflected in this composite which
Brothers Large-         would reduce performance. Accounts in the composite,
Cap Value Fund.         other than mutual funds, were not subject to the
                        investment limitations, diversification requirements,
The performance         and other restrictions of the 1940 Act or Subchapter M
shows the               of the IRC, which, if imposed could have adversely
historical track        affected the performance. The composite reflects
record of the           investment advisory fees and transactions costs, but,
fund manager            for the account other than the mutual funds, does not
and is not              include custody fees or other expenses normally paid by
intended to             mutual funds and which the PF Salomon Large-Cap Value
imply how the           Fund will pay. If these expenses were included, returns
PF Salomon              would be lower. The composite does not reflect the
Brothers Large-         deduction of mutual fund sales loads, if applicable. If
Cap Value Fund          sales loads were reflected, the annualized returns for
has performed or        the one, three and five year and since inception periods
will perform.           ending 12/31/00 would have been 14.51%, 18.01% and
Total returns           17.22%, respectively.
represent past
performance of      /2/ This column shows performance of the S&P 500, an index
the composite           of the stocks of approximately 500 large-capitalization
and not the PF          U.S. companies. Results include reinvested dividends.
Salomon Brothers
Large-Cap
Value Fund.

ABOUT THE FUNDS

                    -----------------------------------------------------------
About the           Since Pacific Funds is new, the funds have no prior
composites          performance to show you. Performance of comparable
                    accounts shows you how a substantially similar account (or composite of accounts), managed by the companies that now manage a fund, has performed in the past. It does not show you how the funds have performed or will perform.

                    When showing comparable performance using a composite of accounts, the manager generally includes all accounts with substantially similar goals and policies. The managers have each represented that exclusion or omission of any substantially similar account's performance from the composite, individually or in the aggregate, does not result in a performance presentation that differs materially from a performance presentation that includes such accounts. The manager may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect the manager's performance, or that do not meet other established criteria to be included in a published composite.


                    Each composite's results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.


                    When a mutual fund is included in a composite, composite performance figures in the footnotes (which reflect deduction of sales loads, if any) are calculated by assuming deduction of the maximum applicable sales load for each mutual fund at the time the fund (or class of shares of that fund imposing a sales load) was included in the composite or, if the fund (or class) was included in the composite more than 10 years ago, in the first year shown in the composite presentation.


                    The overall performance of and sales loads charged by the mutual funds and their expenses reflected in each composite, other than those funds sponsored by the respective fund managers (non-proprietary funds), have been provided by the sponsors or administrators for such funds and are not within control of and have not been independently verified by the fund manager or Pacific Life.


INFORMATION FOR INVESTORS

                    -----------------------------------------------------------
How to invest in    You may invest with Pacific Funds through your registered
Pacific Funds       representative. He or she can help you buy, sell, and
                    exchange shares and maintain your account. Registered representatives may charge for their services.

                    -----------------------------------------------------------
Buying shares       To open an account with Pacific Funds, you must make a
                    minimum initial investment of $1,000 for each fund you choose. You can add to your account by investing a minimum of $50 for each fund you choose.

                    Pacific Funds reserves the right to waive minimum investment amounts, including for certain types of retirement plans. Pacific Funds and Pacific Select Distributors, Inc., Pacific Funds' distributor, reserve the right to reject any request to buy shares.

Initial
investments
                    -----------------------------------------------------------
By mail Complete the Account Application, making sure to include your registered representative's name. Pacific Funds may return applications that do not have a registered representative listed.

                    Mail the application with your check payable to Pacific Funds and send it to: Pacific Funds, PO Box 9768, Providence RI 02940-9768.

                    We will not accept cash, travelers checks, third party checks, starter checks, credit card checks, money orders and checks or wires drawn on non-U.S. banks (even if payment may be effected through a U.S. bank). If your check does not clear, your purchase will be cancelled and you will be liable for any losses and fees incurred by Pacific Funds or its transfer agent.

                    -----------------------------------------------------------
By wire Call Pacific Funds customer service at 1-800-722-2333 to obtain an account number and provide the name of your registered representative. Before wiring funds you must complete the Account Application and send it to: Pacific Funds, PO Box 9768, Providence, RI 02940-9768.

                    Instruct your bank to wire money to Pacific Funds in care of:

                    Boston Safe Deposit & Trust Company
                    ABA #: 011001234
                    Account #: 043478
                    FBO: Pacific Funds
                    Fund Name and Share Class
                    Shareholder Name and Account Number

Additional
investments
                    -----------------------------------------------------------
By mail Complete the Add to Your Investment form included on the bottom of your quarterly account statement and send with your check payable to Pacific Funds to the address on the account statement, or to Pacific Funds, PO Box 9768, Providence, RI 02940-9768. Remember to write your account number on the check. For check requirements, see Initial investments.

                    -----------------------------------------------------------
By wire To further credit your Pacific Funds account, instruct your bank to wire funds following the procedures described under Initial investments.

                    -----------------------------------------------------------
Pre-authorized      You may make regular monthly investments through a pre-
investment plan     authorized withdrawal from your bank or other financial
                    institution ($50 minimum per fund, if the initial investment of $1,000 is met). Sales charges will apply.

                    -----------------------------------------------------------
Electronic funds    You can initiate a purchase between your bank account and
transfer            Pacific Funds using Electronic Funds Transfer (EFT). You
                    must check the appropriate box on the Account Application and attach a voided check. To initiate an EFT, call
                    Pacific Funds customer service and provide them with the fund name and share class, your account number, the name(s) in which the account is registered and the amount of the investment. Sales charges and initial purchase minimums apply.

                    Contact your registered representative or Pacific Funds customer service at 1-800-722-2333 for more information about any of the above features.

                    -----------------------------------------------------------
Retirement plans    Pacific Funds are available as an investment option in
                    retirement plans, including IRAs, Roth IRAs, SEP IRAs,
                    SIMPLE IRAs, and other qualified retirement plans.
                    Shareholders may be charged $25 to transfer a Pacific
                    Funds IRA to another provider and $2.50 for any distribution. You should contact Pacific Funds customer service at 1-800-722-2333 for more information about the applicable plan documents, which contain important information and applications.

                    -----------------------------------------------------------
Selling shares      You may sell shares by contacting your registered
                    representative or by contacting Pacific Funds by mail or by telephone. Registered representatives may charge for their services in connection with your redemption request.
                    Depending on the class of shares you own, there may be a CDSC.

INFORMATION FOR INVESTORS


                    Pacific Funds reserves the right to liquidate sufficient shares to recover transfer agent fees (including any annual account fees, wire fees, overnight delivery fees, etc.) upon 30 days written notice or to close your account and sell your shares should you fail to maintain your account value at a minimum of $500 for any reason, whether as a result of a redemption, an account charge or a reduction in the market value of your account. This may result in a gain or loss for federal income tax purposes and the imposition of a CDSC.

Issuing
instructions to
sell shares
                    -----------------------------------------------------------
By mail Send a written, signed request specifying the fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell to: Pacific Funds, PO Box 9768, Providence, RI 02940-9768. Signatures of all shareholders are required and must match the account registration.

                    -----------------------------------------------------------
By telephone        You may sell shares up to $50,000 in value by telephone on all non-retirement accounts by calling Pacific Funds customer service at 1-800-722-2333. If you do not want this option, check the appropriate box on your Account
                    Application.

                    -----------------------------------------------------------
Corporate           Corporate investors and other associations must have an
investors           appropriate certification on file authorizing redemptions.
                    Contact Pacific Funds customer service at 1-800-722-2333 to get information on a suggested form of such certification.

Receiving
proceeds from
sales
                    -----------------------------------------------------------
By mail Proceeds can be mailed to your address of record with Pacific Funds. (See Medallion signature guarantees if your address has changed within the past 30 days.)

                    -----------------------------------------------------------
By wire Proceeds can be wired to your pre-designated bank account (subject to a minimum of $10,000), normally by the business day following receipt of your instructions. To receive proceeds by wire, check the appropriate box on the Account Application and attach a voided check.

                    -----------------------------------------------------------
Systematic          You may make automatic monthly, quarterly, semi-annual or
withdrawal plan     annual withdrawals from your account if:

                    . Your account has a current value of at least $5,000 and

                    . You withdraw a fixed dollar amount (minimum $50), a
                      fixed number of shares (5 shares or more) or a fixed percentage of the value of your account.

                    Systematic withdrawals will continue until you cancel them or the value of your fund falls below $500.

                    -----------------------------------------------------------
Electronic funds    You can initiate a redemption for as little as $50 or as
transfer            much as $50,000 between your Pacific Funds account and
                    your bank account. You must check the appropriate box on the Account Application and attach a voided check. Sales charges apply.

                    -----------------------------------------------------------
Checkwriting        Checkwriting privileges are available for the PF Pacific
privileges          Life Money Market Fund--Class A shares of non-retirement
                    accounts only. Checks must be written for at least $250 and you must maintain an account minimum of $500.

                    Contact your registered representative or Pacific Funds customer service at 1-800-722-2333 for more information.

Additional
information

                    -----------------------------------------------------------
Telephone           Procedures are in place to ensure that telephone
instructions        instructions are genuine, including recording all
                    telephone instructions, requiring the caller to give specific identifying information, and providing written confirmation to shareholders of record within 5 days of a telephone transaction. Pacific Funds and its transfer agent will not be responsible for the authenticity of phone instructions or any losses resulting from unauthorized shareholder transactions if they reasonably believed that the instructions were genuine. Proceeds from telephone transactions will only be mailed to your address of record with Pacific Funds. (See Medallion signature guarantees if your address has been changed within the past 30 days.)

                    -----------------------------------------------------------
Execution of        Purchase and sale requests are executed at the next net
your request        asset value (NAV) determined after the order is received
                    in proper form by the transfer agent either by mail or wire. If you purchase by wire, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. When purchasing by wire, you must submit an Account Application form. If an order or payment by wire is received after 4:00 p.m.
                    Eastern time, the shares will not be credited until the next business day. You will receive a confirmation of each new unscheduled transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of Pacific Funds will not be issued.

                    -----------------------------------------------------------
Medallion           To protect shareholders, Pacific Funds and the transfer
signature           agent from fraud, medallion signature guarantees are
guarantees          required to enable Pacific Funds to verify the identity of the person who has authorized a sale of shares from an account.

                    A medallion signature guarantee is required for the following:
                    . Any redemption request for $50,000 or more.
                    . If your address of record has changed within the past 30 days.
                    . You are requesting payment other than by a check mailed
                      to the address of record and/or payable to the registered owner(s).
                    . Share transfer requests.
                    . Under other circumstances that the transfer agent
                      determines are appropriate to protect Pacific Funds from fraud.

                    You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in one of three medallion programs recognized by the Securities Transfer
                    Association: Securities Transfer Agents Medallion Program (STAMP); Stock Exchanges Medallion Program (SEMP); and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Other signature guarantees will not be accepted.

                    -----------------------------------------------------------
Sale of shares -    . Under normal conditions, Pacific Funds will pay
 payments redemption proceeds within three business days. However, Pacific Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the Securities and Exchange Commission.
                    . When you sell shares for which we have not received the
                      purchase money, Pacific Funds will execute your request at the next determined NAV per share, but will not release the proceeds until your purchase payment clears. This may take up to 15 days from the purchase date. To reduce such delay, you should make purchases by bank wire or federal funds.
                    . Pacific Funds normally will pay cash for all shares you
                      sell. When making payment in cash becomes harmful to other shareholders or a fund, Pacific Funds may make some or all of the payment in securities at their then current market value equal to the redemption price minus any applicable charges. You will likely incur brokerage costs in converting such securities to cash, and will bear market risk while holding such securities.

INFORMATION FOR INVESTORS


                    -----------------------------------------------------------
Exchanging          You may exchange shares of one fund for shares of the same
shares              class of any other fund as long as both funds maintain
                    minimum balance requirements and have identical registered owners. Exchanges of shares are considered sales and may result in a gain or loss for federal and state income tax purposes.

                    There are currently no additional sales charges or fees for exchanges except for Class A and Class C shares of the PF Pacific Life Money Market Fund, which have a front-end sales charge upon exchange into another fund within the same share class.

                    Shares subject to a CDSC will continue to age from the date that you bought the original shares.

                    You can make exchanges by calling Pacific Funds customer service at 1-800-722-2333. If you do not want this option, check the appropriate box on your Account Application. (See Market timing and exchange limitations for limits on the number of exchanges you can make each year).

                    -----------------------------------------------------------
Dollar cost         Dollar cost averaging may be used to buy shares in a
averaging           series of regular purchases instead of in a single
                    purchase. This allows you to average the share NAV over time, and may permit a "smoothing" of abrupt peaks and drops in price. You may use dollar cost averaging to transfer amounts, either on a monthly, quarterly, semi-annual or annual basis, from any fund with a value of at least $1,000 to one or more other funds. Each fund must maintain the fund minimum and each transfer must be for at least $50.

                    -----------------------------------------------------------
Market timing       Pacific Funds is not intended to serve as a vehicle for
and exchange        frequent trading in response to short-term fluctuations in
limitations         the market because such trading can disrupt management of
                    the funds, generate expenses and adversely affect performance. Accordingly, in order to protect the fund, we impose the following limits on exchanges on all funds except the PF Pacific Life Money Market Fund:

                    . Exchanges are limited to 12 exchanges out of each fund
                      per calendar year.


                    Organizations and individuals that use market-timing investment strategies and make frequent transfers should not invest in Pacific Funds. Pacific Funds reserves the right to restrict or reject, in the sole discretion of Pacific Life and without prior notice, exchange instructions or preauthorized exchange forms from a market-timing organization or individual authorized to give transfer instructions on behalf of multiple shareholders.

Restrictions        -----------------------------------------------------------
                    Pacific Funds reserves the right to:
                    . Impose a transactional fee for exchanges in the future
                      which would be charged against the amount you are exchanging.
                    . Limit the size, number and frequency of exchanges.
                    . Restrict, suspend, or reject any exchange request that
                      could be harmful to a fund or to other shareholders.
                    . Cancel the exchange privilege.

                    -----------------------------------------------------------
Dividends and       Pacific Funds intends to distribute substantially all of
distributions       its net income and capital gains to shareholders at least
                    once a year, although distributions could occur more frequently. Dividends are distributed according to the following schedule:

                    PF Pacific Life Money Market Fund:
                    . Dividends declared daily and paid monthly (dividends are not paid until the day after issue)

                    PF PIMCO Managed Bond Fund:
                    . Dividends declared and paid monthly

                    All other funds:
                    . Dividends declared and paid annually

Automatic           -----------------------------------------------------------
dividend            You can automatically reinvest dividends and capital gains
reinvestment        distributions in additional shares of the fund. No sales
                    charge or CDSC will apply to the purchased shares.

                    -----------------------------------------------------------
Automatic           You may automatically reinvest dividends and capital gains
dividend            distributions from one fund to the same class of shares of
diversification     another fund, if you meet that fund's minimum balance
                    requirement. No sales charge or CDSC will apply to the purchased shares.

                    Contact your registered representative or Pacific Funds customer service at 1-800-722-2333 for the appropriate forms to establish these features.

                    -----------------------------------------------------------
How share prices    Each fund is divided into shares. The price of a fund's
are calculated      shares is called its net asset value (NAV) per share. The
                    NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. It is calculated by taking the total value of a fund's assets, subtracting the liabilities, and then dividing by the number of shares outstanding. The value of a fund's assets is based on the total market value of all of the securities it holds.

                    When you buy shares, you pay the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. Exchange orders within Pacific Funds are effected at NAV, except for money initially invested in the PF Pacific Life Money Market Fund, Class A or Class C shares. Generally, for any transaction, we'll use the next NAV calculated after we receive a request to buy, sell or exchange shares.

An example of       Each fund's NAV per share is calculated once a day, every
how we calculate    day that the New York Stock Exchange (NYSE) is open. For
NAV per share       purposes of calculating the NAV, the funds use pricing
                    data received shortly after the NYSE close usually at or about 4 p.m. Eastern time. If the NYSE closes early, each fund will consider a security's closing price to be its price at 4 p.m. Eastern time.

     $80 million fund's assets
-     $3 million fund's liabilities
----------------
     $77 million
/      7 million outstanding shares
----------------
=            $11 net asset value
----------------
                 per share

                    In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. For purposes of calculating the NAV, the funds normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets or market participants for those securities. Information that becomes known to Pacific Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

INFORMATION FOR INVESTORS


                    In unusual circumstances, Pacific Funds may value securities at fair value as estimated in good faith under procedures established by the board of trustees, based upon recommendations provided by the managers. Fair valuation may be used when market quotations are not readily available or reliable, or if extraordinary events occur after the close of the relevant market but prior to the NYSE close. The estimated fair value of a security may differ from the value that would have been assigned to the security had other valuations (such as last trade price) been used.

                    A delay in calculating NAV may happen in any of the following situations:
                    . The NYSE closes on a day other than a regular holiday or weekend.
                    . Trading on the NYSE is restricted.
                    . An emergency exists, resulting in an inability to sell
                      or value securities.
                    . The SEC permits a delay for the protection of
                      shareholders.

                    Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in a fund's NAV. It's not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities. For a list of holidays observed, call Pacific Funds customer service or see the SAI.

                    -----------------------------------------------------------
Distribution and    To pay for the cost of promoting Pacific Funds and
shareholder         servicing your shareholder account, each class of Pacific
service fees        Funds has adopted a Distribution and Servicing (Rule 12b-
                    1) Plan, under which fees are paid out of the assets of each class. These fees are noted in the next section.

                    -----------------------------------------------------------
Sales charges       Pacific Funds offers investors Class A, Class B, and Class
and fees by         C shares of each fund. Each class is subject to different
share class         types and levels of sales charges, and bears different
                    levels of expenses. The class of shares that is best suited for you depends upon factors such as the amount and intended length of your investment.

                    The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class.

                    Class A shares have:
                    . A front-end sales charge, as described on the next page. . Sales charges reduced for purchases of $50,000 or more, as described on the next page.
                    . Annual 12b-1 fees of .50%.

                    Class B shares have:
                    . No front-end sales charge; all your money goes to work
                      for you right away.
                    . Annual 12b-1 fees of 1%.
                    . A contingent deferred sales charge (CDSC) on shares
                      redeemed within a certain period of time, as described on the next page.
                    . Automatic conversion to Class A shares after eight
                      years, thus reducing future annual expenses.

                    Class C shares have:
                    . Front-end sales charge of 1%.
                    . Annual 12b-1 fees of 1%.
                    . A 1% CDSC on shares redeemed within one year of
                      purchase.
                    . No conversion to Class A shares, so annual expenses
                      continue at the Class C level throughout the life of your investment.

                    When choosing among classes, you should carefully consider the ongoing annual expenses along with the front-end sales charge or CDSC. Over time, distribution fees paid out of a fund's assets on an ongoing basis will increase the cost of your investment and may cost you more than paying other types of sales charges. The relative impact of the front-end sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value (NAV) than Class A shares. Requests to buy Class B shares in excess of $500,000 will be accepted and processed as requests to buy Class A shares or declined. Requests to buy Class C shares that exceed
                    $1 million will be accepted and processed as requests to buy Class A shares or declined. You should consult with your registered representative to determine which class of shares is right for you.

                    -----------------------------------------------------------
Class A shares      Each purchase of Class A shares of Pacific Funds is
                    subject to the following front-end sales charge:

                                                                           As a % of
                                             As a % of the                 the NAV
                 Your Investment             offering price                per share
                 -------------------------------------------------------------------
                 Less than $50,000           5.50%                         5.82%
                 $50,000-$99,999             4.75%                         4.99%
                 $100,000-$249,999           3.75%                         3.90%
                 $250,000-$499,999           3.00%                         3.09%
                 $500,000-$999,999           2.10%                         2.15%
                 $1,000,000 and over         0.00%                         0.00%
                 -------------------------------------------------------------------

                    Class A shares of the PF Pacific Life Money Market Fund are sold at their NAV per share without an initial sales charge. The front-end sales charge will apply when shares of the PF Pacific Life Money Market Fund are exchanged into Class A shares of another fund. Sales charges do not apply to reinvested dividends or capital gain distributions.

                    Investment of $1 Million or More. You will not pay a front-end sales charge if you buy Class A shares in an amount of $1 million or more. However, if you sell these shares within one year of purchase, you will pay a CDSC of 1% on the shares sold. The CDSC is calculated as described in Class B shares (below).


                    -----------------------------------------------------------
Class B shares      Class B shares are offered at their NAV per share without
                    any front-end sales charge. Each purchase of Class B shares has its own CDSC period and you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the purchase price or redemption price. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made as of the first day of that month. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. To keep your CDSC as low as possible, we will first sell shares in your account that are not subject to a CDSC and then will redeem shares in the order in which they were purchased. The CDSCs are as follows:

                 -------------------------------------------------------------
                 Class B                         CDSC on shares
                 Year after purchase             being sold
                 -------------------------------------------------------------
                 1st year                        5.00%
                 2nd year                        4.00%
                 3rd year                        4.00%
                 4th year                        3.00%
                 5th year                        2.00%
                 6th year                        2.00%
                 7th year                        1.00%
                 8th year and after              0.00%
                 -------------------------------------------------------------

INFORMATION FOR INVESTORS

                    -----------------------------------------------------------
Class C shares      Each purchase of Class C shares of Pacific Funds is
                    subject to a 1% front-end sales charge, except for shares
                    of the PF Pacific Life Money Market Fund, which are sold
                    at the NAV per share without an initial sales charge. The
                    front-end sales charge will apply when shares of the PF
                    Pacific Life Money Market Fund are exchanged into Class C
                    shares of another fund. Sales charges do not apply to
                    reinvested dividends or capital gain distributions. You
                    will also be charged a 1% CDSC on shares that you redeem
                    within 1 year of purchase. The amount of the CDSC is based on the lesser of the purchase price or redemption price.
                    Refer to Class B shares for an explanation of how the CDSC is calculated.
                    -----------------------------------------------------------
Ways you can        There are several ways to reduce the initial sales charge
avoid or            of Class A shares by combining multiple purchases that
minimize sales      take advantage of the breakpoints in the sales charge
charges             schedule. These include:

                    . Letter of Intent - Lets you purchase Class A shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once. Part of the Letter of Intent amount will be held in escrow to cover additional sales charges that may be incurred if the total investments over the 13-month period are insufficient to qualify for the sales charge reduction. Reinvested dividends and capital gain distributions do not count toward the Letter of Intent amount.
                    . Rights of Accumulation - Lets you total the value of all shares of the funds you or members of your immediate family already own to the amount of your next purchase in order to calculate the sales charge. Immediate family includes your parents, spouse, siblings, children, dependents and in-laws.
                    . Combination Privilege - Lets you combine all shares
                      purchased in a single transaction for a reduced sales charge.

                    In order for sales charge reductions to be effective, you must notify the transfer agent of the reduction request each time you buy shares. See the Account Application for details, or contact your registered representative or Pacific Funds customer service for more information.

                    -----------------------------------------------------------
Front-end sales     Class A shares may be purchased without a front-end sales
charge and CDSC     charge by certain individuals and institutions including:
waivers             . Officers, directors, trustees, and employees of Pacific
                      Funds, Pacific Life and their affiliates.
                    . Registered representatives and employees of
                      broker/dealers with a current distribution or selling agreement with Pacific Funds and their affiliates.
                    . Investment professionals utilizing Pacific Funds in fee-
                      based investment products under a signed agreement with Pacific Funds.
                    . Employees of certain designated asset management firms,
                      other service providers and their affiliates.
                    . Immediate family members of all such persons.
                    . Individuals purchasing shares with the proceeds from
                      shares redeemed from an unaffiliated fund within the last 90 days on which an initial or contingent deferred sales charge was paid.
                    . Certain qualified plans.

                    For additional information, contact your registered representative or Pacific Fund customer service.

                    If you notify the transfer agent at the time of redemption, the CDSC for each Class will be waived in the following cases:
                    . Redemptions following the death or permanent disability
                      (as defined by Section 72(m)(7) of the Internal Revenue
                      Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
                    . Redemptions made through a Systematic Withdrawal Plan,
                      limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.
                    . Mandatory distributions from a tax-deferred retirement
                      plan or an individual retirement account (IRA). Waiver of CDSC for required distributions will be as a percentage of assets held in Pacific Funds.

                    If you think you may be eligible for a CDSC waiver, contact your registered representative or Pacific Funds customer service.

Reinstatement       -----------------------------------------------------------
privilege           If you sell shares of a fund and withdraw your money from
                    the Pacific Funds, you may reinvest some or all of the proceeds in the same share class of any Pacific Funds within 90 days without a sales charge. For purposes of the CDSC, reinstated Class B and Class C shares will continue to age from the date that you bought your original shares.
                    If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. This privilege can be used only once per calendar year. All accounts must have identical registered owners. If you want to use the Reinstatement Privilege, you must send a written request to the transfer agent when you request to buy shares.
                    Contact your registered representative or Pacific Funds customer service at 1-800-722-2333 for additional information.

Tax consequences    -----------------------------------------------------------
for shareholders    The following information is meant as a general summary
                    for U.S. taxpayers. Please see the SAI for additional information regarding the tax aspects of investing in the Pacific Funds.

                    Each fund will distribute all or substantially all income and gains to its shareholders every year. A shareholder subject to U.S. federal income tax will be taxed on fund distributions whether they are paid in cash or reinvested in additional shares of the funds. These distributions are taxed as either ordinary income or capital gains. Federal taxes on capital gains distributions are determined by how long the fund owned the investments that generated the gains, not how long a shareholder has owned the shares. Funds with high portfolio turnover may realize gains at an earlier time than funds with a lower portfolio turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates.

                    The following are guidelines for how certain distributions are generally taxed:

                    Ordinary income rate:
                    . Fund dividends (distributions of investment income)
                    . Short-term capital gains (on investments owned by a fund for less than 12 months)

                    Long-term capital gains rate:
                    . Long-term capital gains (on investments owned by a fund
                      for more than 12 months)

                    Shareholders are taxed on distributions that were paid from income or gains earned prior to the shareholder's investment and thus are included in the share price paid. For example, a shareholder who buys shares on or just before the record date of a fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

INFORMATION FOR INVESTORS


                    If a fund declares a distribution in October, November or December but pays it in January, you may be taxed on the amount of such distribution as if you had received it in the previous year.

                    Any gain resulting from the sale of fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of one fund for shares of another fund, the transaction will be treated as a sale of the fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

                    This discussion relates only to federal income tax. The consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to fund dividends and capital distributions.


MANAGING THE PACIFIC FUNDS

                    -----------------------------------------------------------
How the fund is     Pacific Funds is organized as a Delaware business trust.
organized           Its business and affairs are managed by its board of
                    trustees.

                    Each fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. You'll find more information about taxation in the SAI. The Pacific Funds may discontinue offering shares of any fund at any time or may offer shares of a new fund. If a fund is discontinued, any investment allocation to that fund will be allocated to another fund the trustees believe is suitable, as long as any required regulatory approvals are met.

Mailings to         -----------------------------------------------------------
shareholders        To help reduce fund expenses and environmental waste,
                    Pacific Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope.

About the managers  -----------------------------------------------------------
                    This section provides information about the firms that manage the Pacific Funds.

                    -----------------------------------------------------------
                    Founded in 1868, Pacific Life provides life and health
                    insurance products, individual annuities and group
[LOGO OF PACIFIC    employee benefits, and offers to individuals, businesses
LIFE APPEARS        and pension plans a variety of investment products and
HERE]               services. Over the past five years, the Company has grown
                    from the 23rd to the 14th largest life insurance company
Pacific Life        in the nation based on assets as of December 31, 2000. The
Insurance           Pacific Life family of companies manages more than
Company             $335 billion in assets, making it one of the largest
                    financial institutions in America, and currently counts 67
700 Newport         of the 100 largest Fortune 500 companies as clients.
Center Drive        Additional information about Pacific Life can be obtained
                    at its Web site, www.PacificLife.com.
Newport Beach,
California 92660    In its role as investment adviser, Pacific Life supervises the management of Pacific Funds. Pacific Life manages one fund directly: the PF Pacific Life Money Market Fund. To manage the other funds, it has retained other managers, many of which have a worldwide market presence and extensive research capabilities.

MANAGING THE PACIFIC FUNDS

                    Pacific Life, subject to the review of the Pacific Funds' board of trustees, has ultimate responsibility to oversee and monitor the performance of the other managers. Under an exemptive order from the SEC, Pacific Life and Pacific Funds can hire, terminate and replace the managers (except, as a general matter, managers affiliated with Pacific Life) without shareholder approval. Within 90 days of the hiring of any new manager without shareholder approval, shareholders of the affected fund will be sent information about the change.

                    -----------------------------------------------------------
                    A I M Capital Management, Inc. (AIM) was founded in 1986
[LOGO OF A I M      and together with its affiliates manages over 130
CAPITAL APPEARS     investment funds with approximately $170 billion as of
HERE]               December 31, 2000. AIM is an indirect subsidiary of
                    AMVESCAP PLC, an international investment management
A I M Capital       company that manages more than $403 billion in assets
Management,         worldwide as of December 31, 2000. AMVESCAP is based in
Inc.11 Greenway     London, with money managers located in Europe, North and
Plaza Houston,      South America, and the Far East.
Texas 77046
                    AIM manages the PF AIM Blue Chip Fund and the PF AIM
                    Aggressive Growth Fund.

                    -----------------------------------------------------------
                    INVESCO Funds Group, Inc. (INVESCO) was founded in 1932
                    and as of December 31, 2000, manages over $40.2 billion
                    for more than 45 INVESCO mutual funds. INVESCO is a
                    subsidiary of AMVESCAP PLC, an international investment
[LOGO OF INVESCO    management company that manages more than $403 billion in
FUNDS APPEARS       assets worldwide as of December 31, 2000. AMVESCAP is
HERE]               based in London, with money managers located in Europe,
                    North and South America, and the Far East.
INVESCO Funds
Group, Inc.         INVESCO manages the PF INVESCO Health Sciences Fund and

                 the PF INVESCO Technology Fund.
4350 South
Monaco Street

Denver, Colorado
80237
                    -----------------------------------------------------------

                    Formed in 1969, Janus Capital Corporation (Janus) manages
[LOGO OF JANUS      accounts for corporations, individuals, retirement plans
APPEARS HERE]       and non-profit organizations, and serves as the adviser or subadviser to the Janus Funds and other mutual funds.
Janus Capital       Janus had approximately $164 billion (as of September 30,
Corporation         2001) in assets under management as of December 31, 2000.

100 Fillmore

Street
Denver, Colorado    The Janus investment team focuses on individual companies,
80206               using an investment process supported by the company's 25
                    managers and 41 securities analysts.


                    Janus manages the PF Janus Strategic Value Fund and the PF Janus Growth LT Fund.

                    Janus' Chief Executive Officer (CEO) sold his remaining 600,000 shares in Janus to Janus' parent company, Stilwell Financial, Inc. (the Transaction) in November, 2001. Under the terms of the Transaction, Janus' current CEO will not have the right to select a majority of the Janus Board of Directors (Management Rights) after a certain date, currently estimated to be on or about March 28, 2002. For that reason, the Transaction could be considered a change of control of Janus.


                    Under the 1940 Act, a change of control triggers an "assignment" of the current advisory agreement. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the SEC, Pacific Life and Pacific Funds can hire, terminate and replace Fund managers (except, as a general matter, Fund managers affiliated with Pacific Life) without shareholder approval.

                    Accordingly, at a meeting held on October 8, 2001, Pacific Funds' board of trustees, including a majority of independent trustees, approved a new Fund management agreement for Janus effective when the Management Rights terminate. In approving the new Fund management agreement, the board considered among other things: (1) the new Fund management agreement is the same in all material respects as the current agreement, (2) there were no changes in the advisory or Fund management fee schedules, (3) no change is expected in Janus' operations or its day-to-day management as a result of the Transaction, and (4) the recommendation of the adviser (Pacific Life).

MANAGING THE PACIFIC FUNDS


                    -----------------------------------------------------------

[LOGO OF LAZARD     Lazard Asset Management (Lazard), is a division of Lazard
APPEARS HERE]       Freres & Co. LLC (Lazard Freres), a New York limited
                    liability company. Lazard Freres provides both individual
Lazard Asset        and institutional clients with a wide variety of
Management, a       investment banking, brokerage and related services. Lazard
division of         and its affiliates provide investment management services
Lazard Freres &     to client discretionary accounts with assets totaling
Co. LLC 30          approximately $63.3 billion as of September 30, 2001.

Rockefeller Plaza
New York, New       Teamwork is the foundation of Lazard. Lazard's team of
York 10112          more than 130 managers and analysts drive its bottom-up
                    approach to understanding individual companies within the global marketplace.

                    Lazard manages the PF Lazard International Value Fund.

                    -----------------------------------------------------------
                    Massachusetts Financial Services Company, doing business
                    as MFS Investment Management (MFS), and its predecessor
[LOGO OF MFS        organizations have a history of money management dating
APPEARS HERE]       from 1924 and the founding of the first mutual fund. Net
                    assets under the management of the MFS organization were
MFS Investment      approximately $141 billion as of December 31, 2000.
Management 500
Boylston Street     MFS manages the PF MFS Mid-Cap Growth Fund and the PF MFS
Boston,             Global Growth Fund.
Massachusetts
02116

                    -----------------------------------------------------------
[LOGO OF PIMCO      Founded in 1971, Pacific Investment Management Company LLC
APPEARS HERE]       (PIMCO) has nearly 300 clients, including some of the
                    largest employee benefit plans, endowments and foundations
Pacific             in America. PIMCO had over $215 billion in assets under
Investment          management as of December 31, 2000.
Management
Company LLC         PIMCO specializes in the management of fixed income funds.
840 Newport         It has a long-term investment philosophy, and uses a
Center Drive,       variety of techniques, including software programs it has
Suite 300           developed, to help increase fund performance while
Newport Beach,      controlling volatility.
California 92660
                    PIMCO is a subsidiary of PIMCO Advisors, L.P. Allianz AG holds an indirect majority interest in PIMCO Advisors and Pacific Life holds a minority interest in PIMCO Advisors.

                    PIMCO manages the PF PIMCO Managed Bond Fund.

                    -----------------------------------------------------------
[LOGO OF PUTNAM     Putnam Investment Management, LLC (Putnam) is one of the
APPEARS HERE]       oldest and largest money management firms in the U.S.
                    Putnam is an indirect subsidiary of Marsh & McLennan
Putnam Investment   Companies, Inc., a publicly-owned holding company whose
Management, LLC     principal businesses are international insurance and
One Post Office     reinsurance brokerage, employee benefit consulting and
Square              investment management. As of September 30, 2001, Putnam
Boston, MA 02109    and its affiliates managed $286 billion in assets.

                    Putnam manages the PF Putnam Equity Income and the PF Putnam Research Funds.

                    -----------------------------------------------------------
[LOGO OF SALOMON    Formed in 1989, Salomon Brothers Asset Management Inc
BROTHERS APPEARS    (SaBAM) has affiliates in London, Frankfurt, Tokyo and
HERE]               Hong Kong. Together, they provide a broad range of equity
                    and fixed income investment management services to clients
Salomon Brothers    around the world. SaBAM also provides investment advisory
Asset Management    services to other investment companies. As of December 31,
Inc                 2000, SaBAM and its affiliates had over $31 billion in
125 Broad Street    assets under management.
New York, New York
10004               As a subsidiary of Citigroup Inc., SaBAM is able to
                    leverage the resources of one of the world's largest and most innovative financial services companies.

                    SaBAM manages the PF Salomon Brothers Large-Cap Value
                    Fund.

PACIFIC FUNDS          WHERE TO GO FOR MORE INFORMATION

                       You'll find more information about the Pacific Funds in the following documents:

                       Annual and semi-annual reports
                       Pacific Funds' annual and semi-annual reports will list the holdings of the funds, describe fund performance, and tell you how investment strategies and fund performance have responded to recent market conditions and economic trends.

                       Statement of Additional Information (SAI)
                       The SAI contains detailed information about each fund's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

Please contact         You can get a copy of the SAI, (and the annual and
Pacific Funds if       semi-annual reports when they become available), at no
you have any           charge by calling or writing to Pacific Funds. You can
questions about any    also get a copy of these documents, reports, and other
of the funds.          information by contacting the Securities and Exchange
                       Commission (SEC). The SEC may charge you a fee for this information.

                       --------------------------------------------------------
How to contact         by writing to:
Pacific Funds          Pacific Funds
                       P.O. Box 9768
                       Providence, RI 02940-9768

                       or by express mail to:
                       Pacific Funds
                       4400 Computer Drive
                       Westborough, MA 01581

                       by phone:
                       1-800-722-2333

                       --------------------------------------------------------
How to contact the     by writing to:
SEC                    SEC Public Reference Section
                       Washington, D.C. 20549-6009

                       by email:
                       publicinfo@sec.gov

                       by phone:
                       1-202-942-8090

                       visit EDGAR database at:
                       www.sec.gov


                       SEC file number 811-10385

                     [LOGO OF PACIFIC FUNDS APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION

                         Dated: December 31, 2001


                               ----------------

  The Pacific Funds is an open-end investment management company currently offering 14 investment funds (each, a "Fund"). The following are classified as diversified: PF AIM Blue Chip Fund; PF AIM Aggressive Growth Fund; PF INVESCO Health Sciences Fund; PF INVESCO Technology Fund; PF Janus Growth LT Fund; PF Lazard International Value Fund; PF PIMCO Managed Bond Fund; PF Pacific Life Money Market Fund; PF Putnam Equity Income Fund; PF Putnam Research Fund and PF Salomon Brothers Large-Cap Value Fund. The PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund and PF MFS Global Growth Fund are classified as non-diversified. Pacific Life Insurance Company is Investment Adviser to Pacific Funds.

  This Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated December 31, 2001, and any supplement thereto, and has been filed with the Securities and Exchange Commission ("SEC") as part of the Pacific Funds' Registration Statement. Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Pacific Funds' Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Pacific Funds at the address and telephone numbers listed below.


                               ----------------

                                 Distributor:

                       Pacific Select Distributors, Inc.
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660

                               Fund information:

                                 Pacific Funds
                                 P.O. Box 9768
                           Providence, RI 02940-9768
                                1-800-722-2333

                               TABLE OF CONTENTS


INTRODUCTION................................................................   1

ADDITIONAL INVESTMENT POLICIES OF THE FUNDS.................................   1
  PF AIM Blue Chip Fund.....................................................   1
  PF AIM Aggressive Growth Fund.............................................   2
  PF INVESCO Health Sciences Fund...........................................   2
  PF INVESCO Technology Fund................................................   2
  PF Janus Strategic Value Fund.............................................   3
  PF Janus Growth LT Fund...................................................   3
  PF Lazard International Value Fund........................................   4
  PF MFS Mid-Cap Growth Fund................................................   5
  PF MFS Global Growth Fund.................................................   5
  PF PIMCO Managed Bond Fund................................................   6
  PF Pacific Life Money Market Fund.........................................   7
  PF Putnam Equity Income Fund..............................................   8
  PF Putnam Research Fund...................................................   8
  PF Salomon Brothers Large-Cap Value Fund..................................   8
  Diversification Versus Non-Diversification................................   9

SECURITIES AND INVESTMENT TECHNIQUES........................................  10
  U.S. Government Securities................................................  10
  Inflation-Indexed Bonds...................................................  10
  Real Estate Investment Trusts.............................................  11
  Mortgage-Related Securities...............................................  12
    Mortgage Pass-Through Securities........................................  12
    GNMA Certificates.......................................................  12
    FNMA and FHLMC Mortgage-Backed Obligations..............................  13
    Collateralized Mortgage Obligations (CMOs)..............................  13
    FHLMC Collateralized Mortgage Obligations...............................  14
    Other Mortgage-Related Securities.......................................  14
    CMO Residuals...........................................................  15
    Inverse Floaters and Planned Amortization Class Certificates............  15
    Stripped Mortgage-Backed Securities.....................................  15
    Mortgage Dollar Rolls...................................................  16
  Other Asset-Backed Securities.............................................  16
  Event-Linked Bonds........................................................  16
  Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind Bonds.....  17
  High Yield Bonds..........................................................  17
  Participation on Creditors Committees.....................................  18
  Bank Obligations..........................................................  19
  Delayed Funding Loans and Revolving Credit Facilities.....................  20
  Loan Participations.......................................................  20
  Municipal Securities......................................................  21
  Small Capitalization Stocks...............................................  22
  Corporate Debt Securities.................................................  22
    Tender Option Bonds.....................................................  22
  Variable and Floating Rate Securities.....................................  23
  Commercial Paper..........................................................  23
  Convertible Securities....................................................  24
  Repurchase Agreements.....................................................  25

  Borrowing..........................................................................  25
  Reverse Repurchase Agreements and Other Borrowings.................................  26
  Firm Commitment Agreements and When-Issued or Delayed Delivery Securities..........  26
  Loans of Fund Securities...........................................................  26
  Short Sales........................................................................  27
  Short Sales Against the Box........................................................  27
  Illiquid and Restricted Securities (Private Placements)............................  27
  Precious Metals-Related Securities.................................................  28
  Foreign Securities.................................................................  28
  Foreign Currency Transactions and Forward Foreign Currency Contracts...............  30
  Options............................................................................  32
    Purchasing and Writing Options on Securities.....................................  32
    Purchasing and Writing Options on Stock Indexes..................................  33
    Risks of Options Transactions....................................................  34
    Spread Transactions..............................................................  35
  Options on Foreign Currencies......................................................  35
  Investments in Other Investment Company Securities.................................  36
    SPDRs............................................................................  37
    OPALS............................................................................  37
    I-Shares.........................................................................  37
  Futures Contracts and Options on Futures Contracts.................................  37
    Futures on Securities............................................................  38
    Interest Rate Futures............................................................  38
    Stock Index Futures..............................................................  38
    Futures Options..................................................................  39
    Limitations......................................................................  40
    Risks Associated with Futures and Futures Options................................  40
  Foreign Currency Futures and Options Thereon.......................................  42
  Swap Agreements and Options on Swap Agreements.....................................  42
    Risks of Swap Agreements.........................................................  42
  Hybrid Instruments.................................................................  43
  Structured Notes...................................................................  43
  Warrants and Rights................................................................  43
  Duration...........................................................................  44

INVESTMENT RESTRICTIONS..............................................................  46
  Fundamental Investment Restrictions................................................  46
  Nonfundamental Investment Restrictions.............................................  47

ORGANIZATION AND MANAGEMENT OF THE FUND..............................................  48
  Trustees and Officers..............................................................  48
  Compensation Table.................................................................  49
  Investment Adviser.................................................................  49
  Other Expenses of the Fund.........................................................  51
  Fund Management Agreements.........................................................  51

FUND TRANSACTIONS AND BROKERAGE......................................................  56
  Investment Decisions...............................................................  56
  Brokerage and Research Services....................................................  56
  Fund Turnover......................................................................  57

NET ASSET VALUE......................................................................  58

DISTRIBUTION OF FUND SHARES.......................................................  59
  Distributor and Multi-Class Plan................................................  59
  Initial Sales Charge and Contingent Deferred Sales Charge.......................  61
  Distribution and Servicing Plans for Class A, Class B and Class C Shares........  62
  Purchases, Redemptions and Exchanges............................................  64

PERFORMANCE INFORMATION...........................................................  66
  Calculation of Yield............................................................  67
  Calculation of Total Return.....................................................  67

TAXATION..........................................................................  69
  Distributions...................................................................  70
  Sales of Shares.................................................................  70
  Backup Withholding..............................................................  70
  Options, Futures and Forward Contracts, and Swap Agreements.....................  71
  Short Sales.....................................................................  71
  Passive Foreign Investment Companies............................................  72
  Foreign Currency Transactions...................................................  72
  Foreign Taxation................................................................  72
  Original Issue Discount and Market Discount.....................................  73
  Constructive Sales..............................................................  73
  Non-U.S. Shareholders...........................................................  74
  Other Taxation..................................................................  74

OTHER INFORMATION.................................................................  75
  Individual Retirement Accounts..................................................  75
  Administrative Services.........................................................  75
  Transfer Agency and Custody Services............................................  76
  Concentration Policy............................................................  76
  Capitalization..................................................................  77
  Voting Rights...................................................................  77
  Independent Auditors............................................................  77
  Counsel.........................................................................  77
  Code of Ethics..................................................................  77
  Registration Statement..........................................................  78

APPENDIX..........................................................................  79
  Description of Bond Ratings.....................................................  79

FINANCIAL STATEMENTS.............................................................. F-1

                                 INTRODUCTION

  This SAI is designed to elaborate upon information contained in the Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Pacific Funds' securities and investment techniques.

                ADDITIONAL INVESTMENT POLICIES OF PACIFIC FUNDS

  The investment objective and principal investment policies of each Fund are described in the Prospectus. The following descriptions and the information in the section "Investment Restrictions" provide more detailed information on investment policies that apply to each Fund, and are intended to supplement the information provided in the Prospectus. Any percentage limitations noted are based on market value at time of investment.

  Each Fund may invest up to 5% of its net assets (taken at market value at the time of such investment) in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser (the "Adviser") or Fund Manager (the "Manager") reasonably believes is compatible with the investment objectives and policies of that Fund.

  Unless otherwise noted, a Fund may lend up to 33 1/3% of its assets to brokers/dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid securities (up to 10% for the PF Pacific Life Money Market Fund).

PF AIM Blue Chip Fund

  It is anticipated that the Fund will generally invest in large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States).

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs")), up to 25% of its assets in equity and/or debt Real Estate Investment Trusts ("REITs"), up to 10% of its assets in convertible securities, although the fund will not invest in non-convertible corporate debt securities rated Ba or lower by Moody's Investor's Service, Inc. ("Moody's") or BB or lower by Standard and Poor's Rating Services ("S&P"), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix. The Fund may also engage in short sales against the box.

  The Fund may also use forward contracts, futures contracts (including interest rate, currency or stock index futures), and purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Fund's assets. The Fund may also engage in foreign currency transactions and forward currency contracts.

  The Fund may borrow from banks and broker/dealers. However, the Fund may not borrow for leveraging, but may borrow for temporary or emergency cash purposes in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's assets.

PF AIM Aggressive Growth Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including ADRs and EDRs) and up to 25% of its assets in equity and/or debt REITs. The Fund may also engage in short sales against the box.

  The Fund may also use forward contracts, futures contracts (including interest rate, currency, or stock index futures), and purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Fund's assets. The Fund may also engage in foreign currency transactions and forward currency contracts.

  The Fund may borrow from banks and broker/dealers, however, the Fund may not borrow for leveraging, but may borrow for temporary or emergency cash purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's assets.

PF INVESCO Health Sciences Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Fund may engage in short sales against the box. The Fund may also invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Fund may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Fund limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meet the Fund's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  The Fund may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."

  The Fund may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Fund may also purchase and write covered put and call options on securities and on securities indexes. The Fund may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Fund may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Fund's volatility.

PF INVESCO Technology Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Fund may engage in short sales against the box. The Fund may also invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Fund may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Fund limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meet the Fund's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  The Fund may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."

  The Fund may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Fund may also purchase and write covered put and call options on securities and on securities indexes. The Fund may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Fund may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Fund's volatility.

PF Janus Strategic Value Fund

  The Fund is a "non-diversified" fund. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Fund may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, payment-in-kind ("PIK") and step coupon bonds; and securities of other investment companies. The Fund may also invest in money market funds, including those managed by Janus Capital Corporation ("Janus") as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Fund is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and Global Depositary Receipts ("GDRs"), and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Fund may also engage in short sales against the box.

  In addition, the Fund may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Fund may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Fund may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Fund may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Fund may purchase and write options on the same types of securities that the Fund may purchase directly.

PF Janus Growth LT Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; preferred stocks; certificates of deposit; mortgage-related and asset-backed securities; commercial paper; U.S. government securities; rights; bank obligations (including certain foreign bank obligations); U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; repurchase agreements; and reverse repurchase agreements. The Fund may also invest in small capitalization stocks; U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies, rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The Fund may also invest up to 10% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Fund may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC.

  The Fund is also permitted to invest in equity securities of foreign issuers if U.S. exchange listed or otherwise included in the S&P 500. The Fund may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the U.S. In addition, the Fund may purchase ADRs, EDRs, and GDRs, and other types of receipts evidencing ownership of the underlying foreign securities. The Fund may purchase securities on margin and may engage in the purchase and writing of put and call options on securities, stock indexes, and foreign currencies. In addition, the Fund may purchase and sell interest rate, stock index, and foreign currency futures contracts and options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Fund may also engage in forward foreign currency contracts and foreign currency transactions.

PF Lazard International Value Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest up to 5% of its assets, measured at the time of investment, in debt securities that are rated below investment grade, or if not rated, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Fund may also invest in: small capitalization stocks; nonconvertible fixed income securities denominated in foreign currencies; repurchase agreements; ADRs; EDRs; GDRs; or other securities convertible into equity securities of foreign issuers; variable and floating rate securities; U.S. government securities; bank obligations; firm commitment agreements; when-issued securities; and commercial paper denominated in foreign currencies. The Fund's investments in convertible securities are not subject to the limitations described below or in the section "Bank Obligations." The Fund may purchase securities on margin and may engage in short sales and short sales against the box.

  The Fund may also hold cash (in U.S. dollars or foreign currencies) or short-term securities denominated in such currencies to provide for redemptions; it is generally not expected that such reserve for redemptions will exceed 10% of the Fund's assets. Securities which may be held for defensive purposes include nonconvertible preferred stock, debt securities, government securities issued by U.S. and foreign countries and money market securities.

  The Fund may also invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than U.S. $1 billion, or the equivalent in other currencies, in total assets; and
(ii) in the opinion of the Manager, are of an investment quality comparable to fixed income obligations in which the Fund may invest. The Fund may also purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. and may purchase and write put and call options on foreign currencies. The Fund may purchase and write put and call options on stock indexes and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa or better by Moody's or BBB or better by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix. The Fund may also engage in foreign currency transactions and forward foreign currency contracts.

  Investors should understand that the expense ratio of the Fund can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Fund is higher.

PF MFS Mid-Cap Growth Fund

  The Fund is a "non-diversified" fund. The Fund reserves the right to become a diversified fund by limiting the investment in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements; securities issued on a when-issued basis; corporate debt securities; zero coupon bonds; deferred interest bonds; PIK bonds, although the Fund will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager), including foreign and domestic securities. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Fund may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, EDRs, and GDRs. The Fund may engage in short sales and short sales against the box.

  The Fund may engage in the purchase and writing of put and call options on foreign currencies; securities and stock indexes. The Fund may also engage in futures contracts on foreign currencies; securities; and stock indexes, and may purchase and sell put and call options thereon. The Fund may also enter into forward contracts.

  In addition, the Fund will not invest more than 5% of its assets in unsecured obligations of issuers which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience.

  The Fund may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Fund may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

PF MFS Global Growth Fund

  The Fund is a non-diversified fund. The Fund reserves the right to become a diversified fund by limiting the investment in which more than 5% of its assets are invested.

  Additionally, foreign securities exposure (including emerging markets) may be up to 100% of the Fund's assets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For more information concerning the risks associated with investing in foreign securities), see "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements; zero coupon bonds; deferred interest bonds; PIK bonds and mortgage "dollar roll" transactions and securities issued on a when-issued basis. The Fund may also invest in corporate debt securities (including foreign and domestic securities); in lower rated bonds (bonds rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager). For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Fund may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants, which are not listed on the New York or American Stock Exchange. The Fund may also engage in short sales and short sales against the box.

  The Fund may engage in the purchase and writing of put and call options on foreign currencies, securities and stock indexes. The Fund may also engage in futures contracts on foreign currencies; securities; stock indexes; and may purchase and sell put and call options thereon. The Fund may also enter into forward contracts.

  The Fund may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Fund may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

  Investors should understand that the expense ratio of the Fund can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Fund is higher.

PF PIMCO Managed Bond Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may also invest in: obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; mortgage-related securities; brady bonds; asset-backed securities; variable and floating rate debt securities; bank obligations; commercial paper; convertible securities; firm commitment agreements; when-issued securities; ADRs; U.S. dollar-denominated obligations of international agencies (such as the International Bank for Reconstruction and Development) and government agencies; and repurchase and reverse repurchase agreements. The Fund may invest up to 5% of its net assets in "event-linked bonds." The Fund may invest in U.S. dollar-denominated debt securities of foreign issuers and up to 20% of its assets in debt securities of foreign issuers denominated in foreign currencies.

  The Fund may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than B), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The Fund, except as provided above, may invest only in securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The dollar-weighted average quality of all fixed income securities held by the Fund will be A or higher as rated by Moody's and S&P. In the event that a security owned by the Fund is downgraded to below a B rating, the Fund may nonetheless retain the security. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."

  In pursuing its investment objective, the Fund may purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; purchase and sell interest rate futures contracts and options thereon; and enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Furthermore, the Fund may engage in foreign currency transactions and forward currency contracts; options on foreign currencies; and foreign currency futures and options thereon, in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

PF Pacific Life Money Market Fund

  The Fund invests at least 95% of its assets, measured at the time of investment, in a diversified portfolio of money market securities that are in the highest rating category for short-term instruments. The Fund may invest only in U.S. dollar denominated securities that present minimal credit risk. The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Trustees that conform to SEC rules for money market funds. In addition, the Fund is subject to diversification and portfolio maturity standards applicable to money market funds under SEC rules.

  A money market instrument will be considered to be highest quality (1) if the instrument (or other comparable short-term instrument of the same issuer) is rated in the highest rating category, (i.e., Prime-1 by Moody's, or A-1 by S&P) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO; or (2) (i) if the security is unrated, or (ii) if the issuer's other securities have a long-term rating from any NRSRO within the three highest rating categories (i.e. Aaa, Aa or A by Moody's, or AAA, AA or A by S&P), and in either case the security to be purchased is considered to be of equivalent quality as determined by the Manager to a security in the highest rating category; or (3) a U.S. government security. The Fund may not invest more than 5% of its assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that this limitation shall not apply to U.S. government securities and repurchase agreements thereon, and securities subject to certain guarantees. This limitation is subject to a temporary exception for up to 25% of the Fund's assets. For more information on diversification, see "Diversification Versus Non-Diversification."

  With respect to 5% of its assets, measured at the time of investment, the Fund may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Prime-2 by Moody's or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category. The Fund may not invest more than the greater of 1% of its assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category.

  The quality of securities subject to guarantees may be determined based solely on the quality of the guarantee. Additional eligibility restrictions apply with respect to guarantees and demand features. In addition, securities subject to guarantees not issued by a person in a control relationship with the issuer of such securities are not subject to the preceding diversification requirements. However, the Fund must generally, with respect to 75% of its assets, invest no more than 10% of its assets in securities issued by or subject to guarantees or demand features from the same entity.

  In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Adviser, under procedures approved by the Board of Trustees shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. The Fund's investments are limited to securities that mature within 13 months or less from the date of purchase (except that securities held subject to repurchase agreements having terms of 13 months or less from the date of delivery may mature in excess of 13 months from such date).

  In addition to the securities and investment techniques described in the Prospectus, the Fund may also invest in firm commitment agreements; when-issued securities; short-term corporate debt securities (including U.S. dollar denominated debt securities of foreign issuers and obligations of government and international agencies); mortgage-related securities; asset-backed securities; commercial paper; bank obligations; variable and floating rate securities; savings and loan obligations; and repurchase agreements involving these securities. The Fund may also invest in restricted securities and up to 10% of its net assets in illiquid securities.

  The Fund may not engage in futures contracts and options on futures contracts.

PF Putnam Equity Income Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments; municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Fund is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Fund may also invest up to 20% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Fund Manager. The Fund may engage in short sales and short sales against the box.


  In addition to the derivatives activities described in the Prospectus, the Fund may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Fund may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Fund may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Fund may purchase and write options on the same types of securities that the Fund may purchase directly.


PF Putnam Research Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments; municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Fund is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Fund may engage in short sales and short sales against the box.


  In addition to the derivatives activities described in the Prospectus, the Fund may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Fund may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Fund may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Fund may purchase and write options on the same types of securities that the Fund may purchase directly.


PF Salomon Brothers Large-Cap Value Fund

  In addition to the investment policies and techniques described in the Prospectus, the Fund may invest a portion of its assets in: short-term fixed income securities, such as repurchase agreements, commercial paper, U.S. government securities, its agencies or instrumentalities, bank obligations, and cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. The Fund is also permitted to invest in: mortgage-related securities; small-capitalization stocks; equity REITS; ADRs; variable and floating rate securities; firm commitment agreements;

when-issued securities; and up to 20% of its net assets, measured at the time of investment, in foreign companies (including U.S. dollar-denominated corporate debt securities of foreign issuers, certain foreign bank obligations, government obligations, foreign government and international agencies). The Fund may invest without limit in high yield convertible securities, and may, from time to time, invest up to 5% of its net assets in high yield non-convertible debt securities. The Fund may also invest up to 5% of its assets (no limit on below investment grade convertible securities) in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The fund may engage in short sales against the box.

  The Fund may purchase and sell put and call options on securities and securities indexes and enter into the following: stock, index and currency futures contracts (including foreign currency) and purchase and sell options thereon; and forward currency contracts; foreign currency transactions; currency swaps; and purchase and sell options on currencies. The Fund will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Fund may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.


Diversification Versus Non-Diversification

  Each Fund, other than the PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund and PF MFS Global Growth Fund, is diversified, so that with respect to 75% of each such Fund's assets, it may not invest in a security if, as a result of such investment (at time of such investment): (a) more than 5% of its assets would be invested in securities of any one issuer, or (b) would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to U.S. government securities. With respect to 100% of its assets, the PF Pacific Life Money Market Fund may not invest more than 5% of its assets in the securities of any one issuer, with the exception of U.S. government securities and securities subject to certain guarantees. In addition, the PF Pacific Life Money Market Fund may invest up to 25% of its assets in the top-rated securities of a single issuer for a period of up to three business days after acquisition of the security. Each Fund reserves the right to become a diversified Fund by limiting the investments in which more than 5% of each Fund's assets are invested.

  The PF Janus Strategic Value, PF MFS Mid-Cap Growth and PF MFS Global Growth Funds are "non-diversified," which means that the proportion of a Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, to meet Federal tax requirements, a Fund may not have more than 25% of its assets invested in any one issuer and, with respect to 50% of its assets, no more than 5% of its assets invested in any one issuer, except that this restriction does not apply to U.S. government securities. Nonetheless, because these Funds may invest in a smaller number of companies than a diversified fund, an investment in these Funds may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

                     SECURITIES AND INVESTMENT TECHNIQUES

  Unless otherwise stated in the Prospectus, many investment techniques, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective or Managers may simply elect not to engage in hedging and have a Fund assume full risk of the investments. Investors should not assume that any Fund will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

U.S. Government Securities

  All Funds may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

  Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

Inflation-Indexed Bonds

  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities.

  Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

  If the Periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.

  However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

  While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Real Estate Investment Trusts

  Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distributes to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Mortgage-Related Securities

  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment policies, a fund may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Pacific Funds' policies concerning diversification and concentration, see "Concentration Policy".

  Mortgage Pass-Through Securities. These are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made periodically, in effect "passing through" periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by the Government National Mortgage Association, or "GNMAs"); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

  GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration ("FHA"), or guaranteed by the Department of Veterans Affairs ("VA"). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national fund. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by funds of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan funds.

  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

  Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

  Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Manager determines that the securities meet a Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Manager will, consistent with a Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

  Inverse Floaters and Planned Amortization Class Certificates
("PAC"). Planned amortization class certificates are parallel-pay real estate mortgage investment conduit ("REMIC") certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO's are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, secondary markets for these securities may not be as developed or have the same volume as markets for other types of securities. These securities, therefore, may have more limited liquidity and may at times be illiquid and subject to a Fund's limitations on investments in illiquid securities.

  Mortgage Dollar Rolls. Mortgage "dollar rolls" are contracts in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financing and do not treat them as borrowings.

Other Asset-Backed Securities

  Other asset-backed securities are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Event-Linked Bonds

  Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds."

They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs and causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

  Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid and Restricted Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind Bonds

  Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Payment-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

  A Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code of 1986 and the regulations thereunder. A Fund may obtain such cash from selling other fund holdings which may cause a Fund to incur capital gains or losses on the sale.

High Yield Bonds

  High Yield Bonds are high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality ("high yield bonds" are commonly referred to as "junk bonds").

  In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Fund. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

  Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Certain brady bonds may be considered high yield bonds. For more information on brady bonds, see "Foreign Securities." A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

  High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery.

  A Fund may purchase defaulted securities only when the Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the Manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.

  In the case of high yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect subsequent events.

Participation on Creditors Committees

  A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when a Manager believes that such participation is necessary or desirable to enforce a Fund's rights as a creditor or to protect the value of securities held by a Fund.

Bank Obligations

  Bank obligations include certificates of deposit, bankers' acceptances, fixed time deposits, and loans or credit agreements. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (i) are not subject to prepayment, or (ii) incur withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% for the PF Pacific Life Money Market Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days, and other illiquid assets.

  A Fund may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See "Delayed Funding Loans and Revolving Credit Facilities", "Loan Participations" and "Variable and Floating Rate Securities" below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

  Unless otherwise noted, a Fund will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $100,000, insured in full by the Federal Deposit Insurance Corporation ("FDIC"); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

  Unless otherwise noted, a Fund may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $100,000, by the Savings Association Insurance Fund ("SAIF"); (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and
(iii) the institution is insured by the SAIF.

  A Fund will not purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its net assets (10% for the PF Pacific Life Money Market Fund) would be invested in such securities, other illiquid securities, or securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Delayed Funding Loans and Revolving Credit Facilities

  Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate liquid assets.

  A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets illiquid for purposes of a Fund's limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by a Fund.

Loan Participations

  Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interest in which a Fund intends to invest may not be rated by any nationally recognized rating service.

  A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

  A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, a Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

  Each Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

  Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by a Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require a Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether a Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in a Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds' investment restriction relating to the lending of funds or assets by a Fund.

  Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Municipal Securities

  Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

  When a Fund purchases municipal securities, the Fund may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal over-the-counter transactions, there is counter-party risk of default which could result in a loss to the fund.


Small Capitalization Stocks

  Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Fund of securities to meet redemptions, or otherwise, may require a Fund to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Corporate Debt Securities

  The debt securities in which any Fund may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Fund, or, if not so rated, are, in the Manager's opinion, comparable in quality to corporate debt securities in which a Fund may invest.

  The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

  Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

Variable and Floating Rate Securities

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Funds with a certain degree of protection against rises in interest rates, Funds investing in floaters will participate in any declines in interest rates as well.

  The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Fund's limitations on investments in such securities.

  A super floating rate collateralized mortgage obligation ("super floater") is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater's coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Commercial Paper

  Each Fund, other than the PF Pacific Life Money Market Fund, may invest in commercial paper denominated in U.S. dollars, issued by U.S. corporations or foreign corporations and (1) rated at the date of investment Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Fund may invest. If issued by a foreign corporation, such commercial paper is U.S. dollar-denominated and not subject at the time of purchase to foreign tax withholding. The PF Pacific Life Money Market Fund may invest in commercial paper that meets the standards for money market securities that the Fund may acquire as described in the Prospectus and in the discussion of the investment objective and policies of that Fund above.

  Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; a Fund, other than the PF Pacific Life Money Market Fund, may invest in them only if the Adviser or Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which that Fund may invest. With respect to the PF Pacific Life Money Market Fund, determination of eligibility for that Fund will be in accordance with the standards described in the discussion of that Fund in the Prospectus and in "Additional Investment Policies of the Funds" above. Master demand notes are considered by the PF Pacific Life Money Market Fund to have a maturity of one day unless the Adviser or Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and S&P ratings applicable to commercial paper.

Convertible Securities

  Convertible securities are fixed-income securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Fund, the Adviser or Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

  Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  A "synthetic convertible" is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed-income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

  However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

  A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

Repurchase Agreements

  Repurchase agreements entail the purchase of a fund eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. If a Fund acquires securities from a bank or broker-dealer it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time a Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

  If the party agreeing to repurchase should default and if the value of the securities held by a Fund should fall below the repurchase price, a loss could be incurred. Repurchase agreements will be entered into only where the underlying security is within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P) or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser or Manager, except that the PF Pacific Life Money Market Fund will enter into repurchase agreements only where the underlying securities are of the quality that is eligible for that Fund as described in the Prospectus and in the discussion of that Fund's investment objective and policies above.

  Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Adviser or Manager to a Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to a Fund. The Adviser or Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which a Fund enters into repurchase agreements.

  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Fund (10% for the PF Pacific Life Money Market Fund). If the seller should become bankrupt or default on its obligations to repurchase the securities, a Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Fund also might incur disposition costs in connection with liquidating the securities.

Borrowing

  Each Fund may borrow up to certain limits. A Fund may not borrow if, as a result of such borrowing, the total amount of all money borrowed by a Fund exceeds 33 1/3% of the value of its total assets (at the time of such borrowing), including reverse repurchase agreements. This borrowing may be unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements and the purchase of securities on margin will be included as borrowing subject to the borrowing limitations described above. Each Fund may use short-term credit as necessary for the clearance of purchases and sales of securities.

Reverse Repurchase Agreements and Other Borrowings

  Reverse repurchase agreements, among the forms of borrowing, involve the sale of a debt security held by the Fund, with an agreement by that Fund to repurchase the security at a stated price, date and interest payment.

  A Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

  A Fund may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily at least equal in value to its obligations in respect of reverse repurchase agreements.

Firm Commitment Agreements and When-Issued or Delayed Delivery Securities

  Firm commitment agreements are agreements for the purchase of securities at an agreed upon price on a specified future date. A Fund may purchase new issues of securities on a "when-issued" or "delayed delivery" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the Adviser or Manager to a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

  A Fund will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price--and all the rights and risks of ownership of the securities--accrue to a Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such securities it will segregate assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily of an aggregate current value sufficient to make payment for the securities.

Loans of Fund Securities

  For the purpose of realizing additional income, each Fund may make secured loans of its securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) a Fund may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) a Fund will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its fund securities, a Fund is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Pacific Funds has authorized PFPC, Inc. ("PFPC") to engage in securities lending. In determining whether to lend securities, PFPC considers all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of securities. A Fund may recall securities if the Manager wishes to vote on matters put before shareholders.

Short Sales

  A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, a Fund may make short sales in an attempt to maintain fund flexibility and facilitate the rapid implementation of investment strategies if the Manager believes that the price of a particular security or group of securities is likely to decline.

  When a Fund makes a short sale, a Fund must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium to borrow the security. A Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.

  A Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, a Fund will be required to maintain cash or liquid securities, marked-to-market daily, in segregation in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

Short Sales Against the Box

  A short sale is "against the box" when a Fund enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. A Fund's obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Illiquid and Restricted Securities (Private Placements)

  Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such security at a time when a Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Illiquid securities are considered to include among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws.

  A Fund will not acquire restricted securities (including privately placed securities) if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% of the value of a Fund's net assets, and in the case of the PF Pacific Life Money Market Fund, 10% of the value of its Fund assets. The privately placed securities in which these Funds may invest are called restricted securities because there are restrictions or conditions attached to their resale.

  Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith under the direction of the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in restricted securities that are illiquid and other securities that are illiquid, the Manager will consider whether steps should be taken to assure liquidity.

  Certain restricted securities may be purchased by certain "qualified institutional buyers" without the necessity for registration of the securities. A Fund may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if the Manager determines that the security is liquid under guidelines adopted by the Fund's Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Precious Metals-Related Securities

  Precious metals-related securities are considered equity securities of U.S. and foreign companies involved in the exploration, mining, development, production, or distribution of gold or other natural resources, including minerals and metals such as copper, aluminum, silver, platinum, uranium, strategic metals, diamonds, coal, oil, and phosphates.

  The value of these securities may be affected by worldwide financial and political factors, and prices may fluctuate sharply over short time periods. For example, precious metals securities may be affected by changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, governmental restrictions on the private ownership of certain precious metals or minerals and other factors.

Foreign Securities

  American Depositary Receipts ("ADRs") are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly-traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs") and global Depositary Receipts ("GDRs") are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are intensified with respect to investments in emerging market countries. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign fund transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities.

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

Additionally, income (including dividends and interest) from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or over-the-counter markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in ADRs, EDRs and GDRs may involve many of the same special risks associated with investing in securities of foreign issuers other than liquidity risks.

  There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

  It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its fund transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

  The dividends and interest payable on certain of a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

  Each of the emerging countries, including Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which a Fund may invest and adversely affect the value of the Funds' assets. A Fund's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. Investment opportunities within former "east bloc" countries in Eastern Europe may be considered "not readily marketable" for purposes of the limitation on illiquid securities set forth above.

  Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See "Custodian and Transfer Agency and Dividend Disbursing Services" for more information concerning the Fund's custodian and foreign sub-custodian.)

No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Fund, will not occur, and shareholders bear the risk of losses arising from these or other events.

  The Funds are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

  Furthermore, there are greater risks involved in investing in emerging market countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

  Included among the emerging market debt obligations in which a Fund may invest are "brady bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady bonds are not considered U.S. government securities and are considered speculative. Brady bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the over-the-counter secondary market.

  Brady bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing brady bonds. There can be no assurance that brady bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Currency Transactions and Forward Foreign Currency Contracts

  Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate in an amount generally less than
0.15 of 1% due to the costs of converting from one currency to another. However, a Fund has authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. When entering into such contracts, a Fund assumes the credit risk of the counterparty.

  Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or fund positions. A Fund may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund arising from the purchase and sale of fund securities, the sale and redemption of shares of a Fund, or the payment of dividends and distributions by a Fund. Position hedging is the sale of forward foreign currency contracts with respect to fund security positions denominated in or exposed to a foreign currency. In connection with either of these types of hedging, a Fund may also engage in proxy hedging. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be moving in correlation with a currency or currencies in which fund securities are or are expected to be denominated. Proxy hedging is often used when a currency in which fund securities are denominated is difficult to hedge. The precise matching of a currency with a proxy currency will not generally be possible and there may be some additional currency risk in connection with such hedging transactions. In addition to the above, a fund may also cross-hedge between two non-U.S. currencies, which involves moving a security from one currency into a second currency that is not the currency that account performance is based upon. A Fund will not speculate in forward foreign exchange.

  A Fund may enter into forward foreign currency contracts only under the following circumstances: First, when a Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transactions (or a proxy currency considered to move in correlation with that currency) for a fixed amount of dollars, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or a proxy currency considered to move in correlation with that currency), approximating the value of some or all of the Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. In no event will a Fund enter into forward contracts or maintain a net exposure to such contracts, where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings. In addition, in no event will a Fund enter into forward contracts under this second circumstance, if, as a result, a Fund will have more than 25% of the value of its total assets committed to the consummation of such contracts. A Fund will cover outstanding forward currency contracts by maintaining liquid fund securities or other assets denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying fund securities, cash or liquid equity or debt securities will be segregated in an amount equal to the value of a Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of a Fund's commitments with respect to such contracts.

  When a Manager of a Fund believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of a Fund's holdings denominated in or exposed to such foreign currency. At the maturity of the forward contract to sell, a Fund may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating a Fund to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the fund security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

  If a Fund retains the security and engages in an offsetting transaction, a Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Fund is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Manager. It also should be realized that this method of protecting the value of a Fund's holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

  Although a Fund values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options

  Purchasing and Writing Options on Securities. A Fund may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established over-the-counter market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Fund will enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund will continue to receive interest income on such security.

  A Fund may purchase call options on securities to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may also allow options to expire unexercised.

  In order to earn additional income on its securities or to protect partially against declines in the value of such securities, a Fund may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

  In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Fund may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

  A Fund may write call options and put options only if they are "covered" or "secured." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated) upon conversion or exchange of other securities held by a Fund, or, if a Fund has a call on the same security if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by a Fund in segregated cash, U.S. government securities or liquid securities marked-to-market daily. A put is secured if a Fund maintains cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the exercise price on a segregated basis, sells short the security underlying the put option at an equal or greater exercise price, or holds a put on the same underlying security at an equal or greater exercise price.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

  A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

  A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet a Fund's immediate obligations. A Fund may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  Purchasing and Writing Options on Stock Indexes. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indexes are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector

(e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

  A stock index is ordinarily expressed in relation to a "base" established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

  Different stock indexes are calculated in different ways. Often the market prices of the stocks in the index group are "value weighted;" that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

  In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash--not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index "multiplier." A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation ("OCC").

  Gains or losses on a Funds' transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund. A Fund may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Fund may also allow options to expire unexercised.

  Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by a Fund, a Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.

  With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

  Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Fund the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Fund in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Fund to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Fund's objectives and to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Fund does not consider a security covered by a spread transaction to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be "covered" or "secured" as described in the "Options", "Options on Foreign Currencies", "Futures Contracts and Options on Futures Contracts", and "Swap Agreements and Options on Swap Agreements" sections.

Options on Foreign Currencies

  Funds (other than the PF Pacific Life Money Market Fund) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its fund.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forgo a portion or all of the benefits of advantageous changes in those rates.

  A Fund may write options on foreign currencies for hedging purposes. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be executed and the diminution in value of fund securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  A Fund may write covered call and put options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if a Fund (i) owns the underlying foreign currency covered by the call; (ii) has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in segregation) upon conversion or exchange of other foreign currency held in its fund; (iii) has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, if the difference is maintained by the Fund in segregated government securities, cash or liquid securities marked-to-market daily, and/or cash, U.S. government securities, or liquid securities marked-to-market daily; or (iv) segregates and marks-to-market cash or liquid assets equal to the value of the underlying foreign currency. A put option written on a foreign currency by a Fund is "covered" if the option is secured by (i) segregated government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or segregated U.S. government securities, cash or liquid securities marked-to-market daily at least equal to the exercise price, (ii) sells short the security underlying the put option at an equal or greater exercise price, or (iii) a put on the same underlying currency at an equal or greater exercise price.

  A Fund also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a Fund collateralizes the option by segregating cash, U.S. government Securities, and/or liquid securities marked-to-market daily in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

  In addition, options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investments in Other Investment Company Securities

  Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts ("UITs"). In some instances, a Fund may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations.

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  Among the types of investment companies in which a Fund may invest are
Portfolio Depositary Receipts ("PDRs") and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as "Exchange Traded Funds" or "ETFs"). PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index ("Index Fund"). ETFs include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Optimized Funds as Listed Securities ("OPALS"), Dow Jones Industrial Average Instruments ("Diamond"), Nasdaq 100 tracking shares ("QQQ") and I-Shares.

  SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs' UIT, the holders will receive the value of the underlying basket of stocks.

  OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS' UIT, the holders will receive the physical securities comprising the underlying baskets.

  I-Shares. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares.

  Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as "Creation Units" are redeemable from the sponsor of the UIT. Similarly, block sizes of Index Fund Shares, also known as "Creation Units", are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

  The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

  Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

Futures Contracts and Options on Futures Contracts

  There are several risks associated with the use of futures and futures options. While portfolio hedging transactions may protect a Fund against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and/or the hedging vehicle, so that the Fund's return might have been better had hedging not been attempted. There can be no assurance that an appropriate hedging instrument will be available when sought by a portfolio manager.

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

  There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

  Futures on Securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date. If a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

  Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including
U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month
U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

  As a hedging strategy a Fund might employ, a Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can invest in such securities in an orderly manner or because short-term yields are higher than long-term yields. Such purchase would enable a Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which a Fund intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by a Fund or avoided by taking delivery of the debt securities under the futures contract.

  A Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Fund would be substantially offset by the ability of a Fund to repurchase at a lower price the interest rate futures contract previously sold. While a Fund could sell the long-term debt security and invest in a short-term security, ordinarily a Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

  Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of capitalization weighted indices that take into account both stock prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying stocks in the index is made.

  A Fund may purchase and sell stock index futures contracts to hedge its securities. A Fund may engage in transactions in futures contracts only in an effort to protect it against a decline in the value of a Fund's securities or an increase in the price of securities that a Fund intends to acquire. For example, a Fund may sell stock index

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futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Fund intends to sell. Similarly, to protect against a market advance when a Fund is not fully invested in the securities market, a Fund may purchase stock index futures that may partly or entirely offset increases in the cost of securities that a Fund intends to purchase.

  Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet a Fund's immediate obligations. A Fund may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  If a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

  A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

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

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

  Limitations. The Fund will comply with certain regulations of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool." Under these regulations, a Fund may only enter into a futures contract or purchase an option thereon (1) for bona fide hedging purposes and (2) for other purposes if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of a Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

  When purchasing a futures contract, a Fund must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin) equal to the price of such contract or will "cover" its position by holding a put option permitting the Fund to sell the same futures contract with a strike price equal to or higher than the price of the futures contract held. When writing a call option on a futures contract, a Fund similarly will segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or, U.S. government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the value of the futures contract or will "cover" its position by (1) owning the same futures contract at a price equal to or lower than the strike price of the call option, or (2) owning the commodity (financial or otherwise) underlying the futures contract, or (3) holding a call option permitting a Fund to purchase the same futures contract at a price equal to or lower than the strike price of the call option sold by a Fund. When selling a futures contract or selling a put option on a futures contract, the Fund is required to segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or U.S. government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract or exercise price of such option or to "cover" its position, when selling a futures contract, by (1) owning the commodity (financial or otherwise) underlying the futures contract or (2) holding a call option permitting a Fund to purchase the same futures contract at a price equal to or lower than the price at which the short position was established, and, when selling a put option on the futures contract, by (1) selling the futures contract underlying the put option at the same or higher price than the strike price of the put option or
(2) purchasing a put option, if the strike price of the purchased option is the same or higher than the strike price of the put option sold by a Fund.

  A Fund may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its fund securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between a Fund and the positions. For this purpose, to the extent a Fund has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities.

  The Funds reserve the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use such investment techniques, provided that Pacific Funds' Board of Trustees determines that their use is consistent with a Fund's investment objective.

  Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the fund securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index's component securities, while some or all of the fund securities might decline. If a Fund had hedged its fund against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its fund securities. If a hedging transaction is not successful, a Fund might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

  There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position

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

is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

  Foreign Currency Futures are contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different ("proxy") currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's securities or adversely affect the prices of securities that the Fund has purchased or intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

  A Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregated cash, U.S. government securities, and/or liquid securities marked-to-market daily, to avoid any potential leveraging of a Fund. Swap agreements may include: (1) "currency exchange rate", which involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies; (2) "interest rate", which involve the exchange by a Fund with another party of their respective commitments to pay or receive interest; and (3) "interest rate index", which involve the exchange by a Fund with another party of the respective amounts payable with respect to a national principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as:
(1) "caps," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (2) "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or "floor"; and (3) "collars," under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Generally, the swap agreement transactions in which a Fund will engage are not regulated as futures or commodity option transactions under the Commodity Exchange Act or by the Commodity Futures Trading Commission.

  Risks of Swap Agreements. Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on a Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Fund may bear the risk of such position until its maturity. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund's repurchase agreement guidelines unless otherwise specified in the investment policies of the Fund). Certain tax considerations may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. See the section "Taxation" for more information.

Hybrid Instruments

  A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

  Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

Structured Notes

  The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured notes may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Warrants and Rights

  Warrants or rights may be acquired as part of a unit or attached to securities at the time of purchase without limitation and may be deemed to be with or without value. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

  Warrants may be purchased with values that vary depending on the change in value of one or more specified indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.

Duration

  Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Manager in fixed income security selection. In this discussion, the term "bond" is generally used to connote any type of debt instrument.

  Most notes and bonds have provided interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

  Duration is a measure of the average life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Although frequently used, the "term of maturity" of a bond is not a useful measure of the longevity of a bond's cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. Clearly, an investor contemplating investing in these bonds should consider not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments in order to make an accurate assessment of each bond. Maturity, or the term to maturity, does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond.

  Another way of measuring the longevity of a bond's cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the "dollar-weighted mean waiting time," indicating that it is a measure of the average time to payment of a bond's cash flow. The critical shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

  A bond's duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond's yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

  Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows from the fact that because bonds with higher coupon payments pay relatively more of their cash flows sooner, they have shorter durations. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the terms to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser or Manager to a Fund will use more sophisticated analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the fund duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing fund duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

  Each Fund's investment goal as set forth under "About the Funds," in the Prospectus, and the investment restrictions as set forth below, are fundamental policies of each Fund and may not be changed with respect to any Fund without the approval of a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less. Under these restrictions, a Fund may not:

  (i) (except for the PF INVESCO Health Sciences Fund and the PF INVESCO Technology Fund), invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). This restriction doesn't apply to the PF INVESCO Health Sciences Fund or the PF INVESCO Technology Fund, which normally invest 25% or more of their total assets in the health sciences and technology industries, respectively.

  (ii) with respect to 75% of its total assets (except in the case of the PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund, and PF MFS Global Growth Fund), invest in a security if, as a result of such investment (at time of such investment): (a) more than 5% of its total assets would be invested in the securities of any one issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

  (iii) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

  (iv) borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Fund's assets); and (c) purchase securities on margin as described in the Prospectus and in this SAI.

  (v) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its fund securities to the extent permitted under applicable law; and

  (vi) act as an underwriter of securities of other issuers, except, when in connection with the disposition of fund securities, it may be deemed to be an underwriter under the federal securities laws.

  The fundamental investment restrictions set forth above may be modified so as to provide those Funds with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Funds without receiving prior shareholder approval of the change.

Nonfundamental Investment Restrictions

  Each Fund is also subject to the following restrictions and policies (which are not fundamental and may therefore be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

  (i) invest for the purpose of exercising control or management;

  (ii) sell property or securities short, except the PF Lazard International Value, PF MFS Mid-Cap Growth, PF MFS Global Growth, PF Putnam Equity Income, and PF Putnam Research Funds; or sell short against the box, except the PF AIM Blue Chip, PF AIM Aggressive Growth, PF INVESCO Health Sciences, PF INVESCO Technology, PF Janus Strategic Value, PF Lazard International Value, PF MFS Mid-Cap Growth, PF MFS Global Growth, PF Putnam Equity Income, PF Putnam Research and PF Salomon Large-Cap Value Funds;


  (iii) purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of a Fund would be invested in such warrants, except for the PF AIM Blue Chip, PF AIM Aggressive Growth, PF Putnam Equity Income, and PF Putnam Research Funds;

  (iv) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of a Fund would be invested in such securities, and with respect to the PF Pacific Life Money Market Fund, more than 10% of the total assets of a Fund (taken at market value at the time of such investment) would be invested in such securities; and

  (v) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in this SAI, (a) each Fund other than the PF Pacific Life Money Market Fund may engage in futures contracts and options on futures contracts; and (b) all Funds may enter into forward contracts including forward foreign currency contracts.

  In addition, the following restrictions apply to the Fund shown below:

  (i) the PF Pacific Life Money Market Fund may not purchase, write, or sell options on securities or futures contracts.

  Unless otherwise indicated all percentage limitations listed above apply to each Fund only at the time into which a transaction is entered. Accordingly, except with respect to borrowing or hypothecating assets of a Fund and restrictions on illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation. For purposes of nonfundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract. For purposes of nonfundamental restriction (ii), a short sale "against the box" shall not be considered a short position.

                    ORGANIZATION AND MANAGEMENT OF THE FUND

  The Pacific Funds was organized as a Delaware business trust on May 21, 2001, and currently consists of fourteen separate Funds. The assets of each Fund are segregated, and your interest is limited to the Fund in which you invest. The business and affairs of the Pacific Funds are managed under the direction of the Board of Trustees under the Pacific Funds' Declaration of Trust.

Trustees and Officers

  The Trustees and Executive Officers of the Pacific Funds, their business address, and principal occupations during the past five years are:

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Thomas C. Sutton*         Chairman of the        Chairman of the Board,
 700 Newport Center Drive  Board and Trustee      Director and Chief Executive
 Newport Beach, CA 92660                          Officer of Pacific Life,
 Age 58                                           Pacific Mutual Holding
                                                  Company and Pacific
                                                  LifeCorp; and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Director of
                                                  Newhall Land & Farming;
                                                  Director of The Irvine
                                                  Company (Real Estate);
                                                  Director of Edison
                                                  International (Utilities);
                                                  Former Management Board
                                                  Member of PIMCO Advisors
                                                  L.P.; Former Equity Board
                                                  Member of PIMCO Advisors
                                                  L.P.

 Glenn S. Schafer*         President              President and Director of
 700 Newport Center Drive  and Trustee            Pacific Life, Pacific Mutual
 Newport Beach, CA 92660                          Holding Company and Pacific
 Age 51                                           LifeCorp and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Former
                                                  Management Board Member of
                                                  PIMCO Advisors L.P.; Former
                                                  Equity Board Member of PIMCO
                                                  Advisors L.P.

 Lucie H. Moore            Trustee                Former Partner with Gibson,
 c/o Pacific Funds                                Dunn & Crutcher (Law).
 700 Newport Center Drive
 Newport Beach, CA 92660
 Age 44

 Richard L. Nelson         Trustee                Business Consultant; retired
 c/o Pacific Funds                                Partner with Ernst & Young
 700 Newport Center Drive                         LLP (Accounting); Former
 Newport Beach, CA 92660                          Director of Wynn's
 Age 71                                           International, Inc.
                                                  (Industrial).

 Lyman W. Porter           Trustee                Professor Emeritus of
 c/o Pacific Funds                                Management in the Graduate
 700 Newport Center Drive                         School of Management at the
 Newport Beach, CA 92660                          University of California,
 Age 71                                           Irvine. Former Member of the
                                                  Academic Advisory Board of
                                                  the Czechoslovak Management
                                                  Center and of the Board of
                                                  Trustees of the American
                                                  University of Armenia.

 Alan Richards             Trustee                Retired Chairman of E. F.
 c/o Pacific Funds                                Hutton Insurance Group;
 700 Newport Center Drive                         Former Director of E. F.
 Newport Beach, CA 92660                          Hutton and Company, Inc.
 Age 71                                           (Financial); Chairman of
                                                  IBIS Capital, LLC
                                                  (Financial); Former Director
                                                  of Western National
                                                  Corporation (Insurance
                                                  Holding Company).

 Brian D. Klemens          Vice President         Vice President and Treasurer
 700 Newport Center Drive  and Treasurer          (12/98 to present);
 Newport Beach, CA 92660                          Assistant Vice President and
 Age 44                                           Assistant Controller (4/94
                                                  to 12/98) of Pacific Life.
                                                  Vice President and Treasurer
                                                  of other subsidiaries and
                                                  affiliates of Pacific Life.

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Diane N. Ledger           Vice President         Vice President, Variable
 700 Newport Center Drive  and Assistant          Regulatory Compliance,
 Newport Beach, CA 92660   Secretary              Pacific Life.
 Age 61

 Robin S. Yonis            Vice President         Assistant Vice President and
 700 Newport Center Drive  and General            Investment Counsel of
 Newport Beach, CA 92660   Counsel                Pacific Life.
 Age 46

 Audrey L. Milfs           Secretary              Vice President, Director and
 700 Newport Center Drive                         Corporate Secretary of
 Newport Beach, CA 92660                          Pacific Life and similar
 Age 55                                           positions with other
                                                  subsidiaries of Pacific
                                                  Life.

--------
* Mr. Sutton and Mr. Schafer are "interested persons" of Pacific Funds (as that term is defined in the Investment Company Act) because of their positions with Pacific Life as shown above.

  Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser") or a Manager, currently receive an annual fee of $10,000 and $1,000 for each Board of Trustees meeting attended and $500 for each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Pacific Fund's Audit, Policy and Nominating Committees each receives an additional annual fee of $1,000. The following table summarizes the compensation to be paid by the Fund to each Trustee who was not affiliated with Pacific Life or a Manager in 2001. The table also shows estimated total compensation to be paid to these Trustees in 2001 by the Pacific Select Fund and PIMCO Funds: Multi-Manager Series, an investment company managed by an affiliate of Pacific Life for which Messrs. Nelson, Porter and Richards (but not Messrs. Sutton or Schafer or Ms. Moore) also serve as trustees (collectively, "Fund Complex").

                                           Pension or    Estimated     Total
                                           Retirement      Annual   Compensation
                            Aggregate   Benefits Accrued  Benefits   from Fund
                           Compensation as Part of Fund     Upon    Complex Paid
Name of Trustee             from Fund       Expenses     Retirement to Trustees
---------------            ------------ ---------------- ---------- ------------
Richard L. Nelson.........   $18,000            0             0       $130,000
Lyman W. Porter...........   $18,000            0             0       $128,000
Alan Richards.............   $18,000            0             0       $133,000
Lucie H. Moore............   $17,000            0             0       $ 61,500

None of the Trustees or Officers directly owns shares of the Fund. Mr. Sutton and Mr. Schafer are not compensated by the Pacific Funds for their service as Trustees.

Investment Adviser

  Pacific Life serves as Investment Adviser to the Pacific Funds pursuant to an Investment Advisory Agreement ("Advisory Contract") between Pacific Life and the Pacific Funds.

  Pacific Life is domiciled in California. Along with subsidiaries and affiliates, Pacific Life's operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment advisory services. The Pacific Life family of companies has total assets and funds under management of $335 billion as of December 31, 2000. Its principal offices are located at 700 Newport Center Drive, Newport Beach, California 92660.

  Pacific Life was originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

  Pacific Life is responsible for supervising the investment program for the Pacific Funds. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Pacific Funds, periodic reports on the investment performance of each Fund.

  Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Funds in accordance with applicable laws and regulations.

  The Advisory Contract will continue in effect until December 31, 2002, and from year to year thereafter, provided such continuance is approved annually by (i) the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Pacific Funds and (ii) a majority of the Trustees who are not parties to such Advisory Contract or "interested persons", as defined in the 1940 Act, of any such party. The Advisory Contract and the Management Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on June 13, 2001, and by the sole shareholder of the Pacific Funds on June 22, 2001. An Addendum to the Advisory Contract for the PF Putnam Equity Income Fund and the PF Putnam Research Fund was approved by the Board of Trustees, including a majority of Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on October 8, 2001, and by the sole shareholder of those Funds on December 21, 2001. The Advisory Contract and each Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Pacific Funds, or by the Adviser, on 60 days' written notice by any party to the Advisory Contract or Management Agreement, respectively, and each agreement will terminate automatically if assigned.


  The Pacific Funds pay the Adviser, for its services under the Agreement, a fee based on an annual percentage of the average daily net assets of each Fund. For the PF AIM Blue Chip, PF Janus Strategic Value and PF Putnam Equity Income Funds, the Fund pays .95% of the average daily net assets of each of the Funds. For the PF AIM Aggressive Growth and PF Putnam Research Funds, the Fund pays 1.00% of the average daily net assets of each of the Funds. For the PF INVESCO Health Sciences, PF INVESCO Technology and PF MFS Global Growth Funds, the Fund pays 1.10% of the average daily net assets of each of the Funds. For the PF Janus Growth LT Fund, the Fund pays .75% of the average daily net assets of the Fund. For the PF Salomon Brothers Large-Cap Value and PF Lazard International Value Funds, the Fund pays .85% of the average daily net assets of each of the Funds. For the PF MFS Mid-Cap Growth Fund, the Fund pays .90% of the average daily net assets of the Fund. For the PF PIMCO Managed Bond Fund, the Fund pays .60% of the average daily net assets of the Fund. For the PF Pacific Life Money Market Fund, the Fund pays .40% of the first $250 million of the average daily net assets of the Fund, .35% of the next $250 million of the average daily net assets of the Fund, and .30% of the average daily net assets of the Fund in excess of $500 million. The fee is computed and accrued daily and paid monthly.

  The Pacific Funds will also compensate the Adviser at cost for the time of legal, accounting and compliance personnel of the Adviser, including individuals who may be officers or Trustees of the Pacific Funds, spent in connection with overseeing, monitoring or coordinating the Funds' investment management program.

  During the term of the Advisory Contract, except as noted above, Pacific Life will pay all expenses incurred by it in connection with activities under the Contract, except such expenses as are assumed by the Pacific Funds or as are otherwise provided for in an agreement between Pacific Life and the Pacific Funds, and such expenses as are assumed by a sub-adviser under a Management Agreement. The Pacific Funds are responsible for all of the other expenses of its operations, including, without limitation, the management fee payable to Pacific Life;

brokerage commissions; interest; legal fees and expenses of attorneys; the costs of providing accounting services for the Fund; expenses of maintaining the Fund's legal existence; fees of auditors, transfer agents and dividend disbursing agents, custodians and shareholder servicing agents; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; expenses of registering and qualifying shares of the Fund under federal and state laws and regulations; expenses of overseeing and administering the Fund's regulatory compliance program; expenses of disposition or offering any of the portfolio securities held by a Fund; expenses of preparing reports, notices and proxy statements and printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses in connection with shareholder and trustee meetings; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees, officers and employees of the Fund who are not officers, employees, trustees or directors of Pacific Life or any sub-adviser, or their affiliates; trade association dues; insurance premiums; and extraordinary expenses such as litigation expenses.

  To help limit expenses (effective October 1, 2001), Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Fund for expenses (including organizational expenses, but, not including investment advisory fees, distribution and service fees, interest, taxes (including foreign taxes on dividends, interest or gains), brokerage commissions and other transactional expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) that exceed an annual rate of 0.45% of its average daily net assets through December 31, 2004. There can be no assurance that this policy will be continued beyond December 31, 2004. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.45% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the Fund, but not above the 0.45% expense cap.

Other Expenses of the Fund

  The Pacific Funds bears all costs of its operations. These costs may include expenses for custody, audit fees, transfer agency fees, administrative expenses, fees and expenses of the independent trustees, organizational expenses and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

  The Pacific Funds is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Fund and its shares on state and federal levels, legal and accounting services, maintaining the Funds' legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders.

  Expenses directly attributable to a particular Fund are charged to that Fund; other expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

Fund Management Agreements

  Pacific Life directly manages the PF Pacific Life Money Market Fund. For the other eleven Funds, Pacific Life employs other investment advisory firms as Managers, subject to Management Agreements, the terms of which are discussed below.

  Pursuant to exemptive relief obtained from the SEC and applicable to the Pacific Funds, the Adviser may terminate existing Management Agreements and enter into new Management Agreements with investment advisory firms with respect to each Fund upon approval of the Board of Trustees, including a majority of the Trustees who are not parties to such Management Agreement or interested persons of any such party. without obtaining approval of the shareholders of the affected Fund. This relief is subject to certain conditions, including that the Adviser may not enter into Management Agreements with affiliated Managers without approval of the shareholders of the affected Fund.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and AIM Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, TX 77046, AIM is the Manager and provides investment advisory services to the PF AIM Blue Chip and PF AIM Aggressive Growth Funds. For the services provided, Pacific Life pays a monthly fee to AIM based on an annual percentage of the combined average daily net assets of the PF AIM Blue Chip Fund and the Blue Chip Portfolio of the Pacific Select Fund; and the combined average daily net assets of the PF AIM Aggressive Growth Fund and the Aggressive Growth Portfolio of the Pacific Select Fund, according to the following schedules:

                             PF AIM Blue Chip Fund

                     Rate (%)       Break Point (assets)
                     --------       ---------------------
                      .55%          On first $500 million
                      .50%          On excess

                         PF AIM Aggressive Growth Fund

                     Rate (%)       Break Point (assets)
                     --------       ---------------------
                      .60%          On first $500 million
                      .55%          On excess

  AIM was founded in 1986 and together with its affiliates manages over $170 billion as of December 31, 2000. AIM is an indirect subsidiary of AMVESCAP PLC, an international investment management company that manages approximately $403 billion in assets worldwide as of December 31, 2000. AMVESCAP PLC is based in London, with money managers located in Europe, North and South America, and the Far East.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and INVESCO Funds Group, Inc. ("INVESCO"), 4350 South Monaco Street, Denver, CO 80237, INVESCO is the Manager and provides investment advisory services to the PF INVESCO Health Sciences and PF INVESCO Technology Funds. For the services provided, Pacific Life pays a monthly fee to INVESCO based on an annual percentage of the combined average daily net assets of the PF INVESCO Health Sciences and PF INVESCO Technology Funds and the Financial Services, Health Sciences, Technology and Telecommunication Portfolios of the Pacific Select Fund, according to the following schedule:


          PF INVESCO Health Sciences and PF INVESCO Technology Funds

                     Rate (%)       Break Point (assets)
                     --------       -------------------
                      .50%          On first $1 billion
                      .47%          On excess

  INVESCO was founded in 1932 and manages over $40 billion as of December 31, 2000. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages approximately $403 billion in assets worldwide as of December 31, 2000. AMVESCAP PLC is based in London, with money managers located in Europe, North and South America, and the Far East.

  Pursuant to a Management Agreement between the Fund, the Adviser, and Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, Janus is the Manager and provides investment advisory services to the PF Janus Strategic Value and PF Janus Growth LT Funds. For the services provided, Pacific Life pays a monthly fee to Janus with respect to each Fund based on an annual percentage of the combined average daily net assets of the PF Janus Strategic Value Fund and the Strategic Value Portfolio of the Pacific Select Fund, and the combined average daily net assets of the PF Janus Growth LT Fund and the Growth LT Portfolio of the Pacific Select Fund, respectively, according to the following schedule:


             PF Janus Strategic Value and PF Janus Growth LT Funds

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .55%          On first $100 million
                      .50%          On next $400 million
                      .45%          On excess

  Formed in 1969, Janus manages accounts for corporations, individuals, retirement plans and non-profit organizations, and serves as the adviser or subadviser to the Janus Funds and other mutual funds. Janus had approximately $248.8 billion in assets under management as of December 31, 2000. As of September 30, 2001, Stilwell Financial, Inc. ("Stilwell") owned approximately 91.6% of the outstanding voting stock of Janus. Upon completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, Lazard is the Manager and provides investment advisory services to the PF Lazard International Value Fund. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the combined average daily net assets of the PF Lazard International Value Fund and the International Value Portfolio of the Pacific Select Fund, according to the following schedule:

                      PF Lazard International Value Fund

                     Rate (%)       Break Point (assets)
                     --------       --------------------
                      .35%          On first $2 billion
                      .30%          On excess

  Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 2000. Lazard's clients are both individuals and institutions.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), 500 Boylston Street, Floor 21, Boston, MA 02116, MFS is the Manager and provides investment advisory services to the PF MFS Mid-Cap Growth and PF MFS Global Growth Funds.

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of the PF MFS Mid-Cap Growth Fund and the Capital Opportunities and Mid-Cap Growth Portfolios of the Pacific Select Fund, according to the following schedule:

                          PF MFS Mid-Cap Growth Fund

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .40%          On first $300 million
                      .375%         On next $300 million
                      .35%          On next $300 million
                      .325%         On next $600 million
                      .25%          On excess

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of the PF MFS Global Growth Fund and the Global Growth Portfolio of the Pacific Select Fund, according to the following schedule:

                           PF MFS Global Growth Fund

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .55%          On first $200 million
                      .50%          On next $300 million
                      .45%          On next $500 million
                      .40%          On excess

  MFS and its predecessor organizations have a history of money management dating from 1924. Net assets under the management of the MFS organization were approximately $141 billion as of December 31, 2000.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, PIMCO is the Manager and provides investment advisory services to the PF PIMCO Managed Bond Fund. For the services provided, Pacific Life pays a monthly fee to PIMCO of 0.25% based on an annual percentage of the combined average daily net assets of the PF PIMCO Managed Bond Fund and the Inflation Managed and Managed Bond Portfolios of the Pacific Select Fund.

  PIMCO is an investment counseling firm founded in 1971, and had approximately $215 billion in assets under management as of December 31, 2000. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC and Pacific Asset Management LLC. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, Inc., which is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of the Adviser. PIMCO also provides investment advisory services to PIMCO Funds and several other mutual funds and to private accounts for pension and profit sharing plans.

  Allianz AG is a publicly traded German insurance and financial services company with significant institutional shareholders including Dresdner Bank AG, Deutsche Bank AG, Munich Reinsurance and Hypo Vereinsbank. These entities, as well as BNP Paribas, Credit Lyonnais and certain broker-dealers that might be controlled by or affiliated with these entities, such as DB Alex Brown LLC, Deutsche Bank Securities, Inc. and Dresdner Kleinwort Benson North America LLC (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO.

  Absent an order from the SEC or other relief, the PF PIMCO Managed Bond Fund generally cannot engage in principal transactions with the Affiliated Brokers and certain other affiliated entities, and the PF PIMCO Managed Bond Fund's ability to purchase securities underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions will be subject to regulatory restrictions. PIMCO has advised that it does not believe that the above restrictions on transactions with the Affiliated Brokers would materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or their overall performance.

  Pursuant to a Fund Management Agreement between the Fund, the Adviser, and Putnam Investment Management, LLC ("Putnam"), One Post Office Square, Boston, MA 02109, which became effective January 1, 2002, Putnam is the Fund Manager and provides investment advisory services to the PF Equity Income Fund and PF Putnam Research Fund. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                         PF Putnam Equity Income Fund

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .65%          On first $150 million
                      .60%          On next $150 million
                      .55%          On excess

                            PF Putnam Research Fund

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .75%          On first $250 million
                      .65%          On excess

  Putnam is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust, Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. Putnam is one of the oldest and largest money management firms in the U.S. As of September 30, 2001, Putnam and its affiliates managed $286 billion in assets.

  Pursuant to a Management Agreement between the Pacific Funds, the Adviser, and Salomon Brothers Asset Management Inc ("SaBAM"), 125 Broad Street, New York, New York 10004, SaBAM is the Manager and provides investment advisory services to the PF Salomon Brothers Large-Cap Value Fund. For the services provided, Pacific Life pays a monthly fee to SaBAM based on an annual percentage of the combined average daily net assets of the PF Salomon Brothers Large-Cap Value Fund and the Large-Cap Value Portfolio of the Pacific Select Fund, according to the following schedule:

                   PF Salomon Brothers Large-Cap Value Fund

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                      .45%          On first $100 million
                      .40%          On next $100 million
                      .35%          On next $200 million
                      .30%          On next $350 million
                      .25%          On next $250 million
                      .20%          On excess

  SaBAM, a wholly-owned subsidiary of Citigroup, Inc. was incorporated in 1987 and, together with SaBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 2000, SaBAM and such affiliates managed approximately $31.1 billion of assets.

  The Management Agreements are not exclusive, and each Fund Manager may provide and currently are providing investment advisory services to other clients, including other investment companies.

                        FUND TRANSACTIONS AND BROKERAGE

Investment Decisions

  Investment decisions for a Fund and for the other investment advisory clients of the Adviser, or applicable Manager, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Manager is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of fund securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

  The Adviser or Manager for a Fund places all orders for the purchase and sale of fund securities, options, and futures contracts and other investments for a Fund through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Manager will attempt to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of fund securities in transactions on United States stock exchanges for the account of a Fund, the Adviser or Manager may pay higher commission rates than the lowest available when the Adviser or Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Fund's brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker.

  There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions.

  Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser or Manager. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Adviser or Manager is considered at or about the same time, transactions in such securities will be allocated among that Fund and clients in a manner deemed fair and reasonable by the Adviser or Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Manager, and the results of such allocations, are subject to periodic review by the Pacific Funds' Adviser and Board of Trustees.

  It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute fund transactions for the clients of such advisers. Consistent with this practice, the Adviser or Manager for a Fund may receive research services from many broker-dealers with which the Adviser or Manager places a Fund's transactions. The Adviser or Manager for a Fund, to the extent permissible under applicable law, may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Manager in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing a Fund. The advisory fee paid by the Pacific Funds is not reduced because the Adviser or Manager and its affiliates receive such services.

  As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Manager may cause a Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Adviser or Manager, an amount of disclosed commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  As noted above, the Adviser or a Manager may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser or a Manager with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other clients of the Adviser or a Manager, and the Adviser or Manager without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances, although compliance with these rules does not necessarily ensure compliance with all federal securities laws. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Fund Turnover

  For reporting purposes, each Fund's turnover rate is calculated by dividing the value of the lesser of purchases or sales of fund securities for the fiscal year by the monthly average of the value of fund securities owned by a Fund during the fiscal year. In determining such fund turnover, long-term U.S. government securities are included. Short-term U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% fund turnover rate would occur, for example, if all of the securities in a Fund (other than short-term securities) were replaced once during the fiscal year. The fund turnover rate for each of the Funds will vary from year to year, depending on market conditions.

  The fund turnover rates are not expected to exceed: 0% for the PF Pacific Life Money Market Fund; 400% for the PF PIMCO Managed Bond Fund; 200% for the PF INVESCO Health Sciences, PF INVESCO Technology Funds and PF Putnam Research; less than 100% for the PF Lazard International Value Fund; and 150% for all other Funds. For Funds other than the PF Pacific Life Money Market Fund, fund turnover could be greater in periods of unusual market movement and volatility.

                                NET ASSET VALUE

  Shares of each Fund are purchased and sold at their respective net asset values, less any applicable sales charges computed after receipt of a purchase or sale order. Net asset value ("NAV") of a share is determined by dividing the value of a Fund's net assets by the number of its shares outstanding. That determination is made once each business day, Monday through Friday, exclusive of federal holidays usually at or about 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange and other exchanges usually close for trading at 4:00 p.m. Eastern time. In the event that the New York Stock Exchange or other exchanges close early, the Fund normally will deem the closing price of each Fund's assets to be the price of those assets at 4:00 p.m., Eastern time. NAV will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate a Fund's NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. In general, the value of assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. With respect to Funds that invest in foreign securities, the value of foreign securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation. Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed. The calculation of the NAV of any Fund which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of fund securities of foreign issuers used in such calculation. Further, under the Fund's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining NAV. Information that becomes known to the Fund or its agents after the time that NAV is calculated on any business day (which may be after 4:00 p.m. Eastern time) may be assessed in determining NAV per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of fund securities that occur between the time their prices are determined and the time a Fund's NAV is determined may not be reflected in the calculation of NAV. If events materially affecting NAV occur during such period, the securities would be valued at fair market value as determined by the management and approved in good faith by Pacific Funds' Board of Trustees. In determining the fair value of securities, the Fund may consider available information including information that becomes known after 4:00 p.m. Eastern time, and the values that are determined will be deemed to be the price at 4:00 p.m. Eastern time.

  The PF Pacific Life Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its fund securities.

  The SEC's regulations require the PF Pacific Life Money Market Fund to adhere to certain conditions. The Fund is required to maintain a dollar-weighted average fund maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities that meet specified quality and credit criteria.

  All other Funds are valued as follows:

  Fund securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between representative bid and ask quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith by the Board of Trustees of the Fund, although the actual calculations may be made by persons acting under the direction of the Board. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation.

  The value of a foreign security is determined in its national currency based upon the price on the foreign exchange as of its close of business immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation.

  Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less at their date of acquisition), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost unless the amortized cost value does not approximate market value. Certain debt securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to debt securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

  When a Fund writes a put or call option, the amount of the premium is included in that Fund's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value. The values of futures contracts are based on market prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rates quoted by the custodian on the morning of valuation.

                          DISTRIBUTION OF FUND SHARES

Distributor and Multi-Class Plan

  Pacific Select Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of Pacific Life, serves as the principal underwriter of the continuous offering of each class of the Pacific Funds' shares pursuant to a Distribution Agreement ("Distribution Agreement") with the Fund which is subject to annual approval by the Board of Trustees of the Fund. The Distributor, located at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660, is a broker-dealer registered with the SEC. The Distribution Agreement is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Pacific Funds. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor bears all expenses of providing services pursuant to the Distribution Agreement including the costs of sales presentations, mailings, advertisings, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares, and receives a distribution and servicing fee with respect to each share class.

  After its initial term expiring on December 31, 2002, the Distribution Agreement will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940
Act) and who have no direct or indirect financial interest in the

Distribution Agreement or the Distribution and Service Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Agreement is terminated (or not renewed) with respect to a Fund or one or more of the classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

  Each Fund currently offers three classes of shares: Class A, Class B and Class C.

  Class A, Class B and Class C shares of each Fund are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

  The Fund has adopted a Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (i) each class has a different designation; (ii) each class of shares bears any class-specific expenses allocated to it; and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

  Each class of shares bears specific expenses allocated to such class, such as expenses related to the distribution and shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of each Fund's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

  As described in the Prospectus under the caption "Sales charges and fees by share class," Class A shares of each Fund (except with respect to the PF Pacific Life Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. Class C shares of each Fund (except with respect to the PF Pacific Life Money Market
Fund) are sold pursuant to an initial sales charge. A contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares.

                              Maximum Sales Charge (Load)
                  --------------------------------------------------- Amount Reallowed
                         Investment Amount          Front-end Charge     to Dealers
        Class A   -------------------------------- ------------------ ----------------
                           up to $49,999                 5.50%              4.75%
                         $ 50,000 - 99,999               4.75%              4.00%
                        $ 100,000 - 249,999              3.75%              3.00%
                        $ 250,000 - 499,999              3.00%              2.50%
                        $ 500,000 - 999,999              2.10%              1.60%
                       $ 1,000,000 and over*             0.00%              0.00%*

                * For purchases of $1 million or more, there is a CDSC of 1% if sold (redeemed) within 1 year of purchase. The Distributor will pay dealers a commission out of its own assets of 1% of the amount invested.

                                                        Contingent Deferred Sales
                                                         Charge (Load) ("CDSC")
                                                   -----------------------------------
                                                      Years After      CDSC on Shares
                    Maximum Sales Charge (Load)        Purchase:        Being Sold:
        Class B   -------------------------------- ------------------ ----------------
                  No initial sales charge (load)**        1st               5.00%
                                                          2nd               4.00%
                                                          3rd               4.00%
                                                          4th               3.00%
                                                          5th               2.00%
                                                          6th               2.00%
                                                          7th               1.00%
                                                   8th year and after       0.00%

                ** The Distributor will pay dealers a commission out of its own assets of 4% of the amount invested.

                                                                       Contingent Deferred Sales
                                                                         Charge (Load) ("CDSC")
                                                                      ----------------------------
                                                                                         CDSC on
                                                    Amount Reallowed    Years After      Shares
                    Maximum Sales Charge (Load)        to Dealers        Purchase:     Being Sold:
         Class C  -------------------------------- ------------------ ---------------- -----------
                                 1%                        1%***            1st           1.00%

                *** In addition to the amount reallowed to dealers, the Distributor may pay dealers a commission out of its own assets of 1% of the amount invested (except with respect to the PF Pacific Life Money Market Fund).

  Each Fund receives the entire net asset value of all its shares sold. The Distributor retains the sales charge on sales of Class A and Class C shares from which it allows discounts from the applicable public offering price to dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above tables. Upon notice to all dealers with whom it has sales agreements, the Distributor may reallow to dealers up to the full applicable sales charge, as shown in the above table, or may establish other sales programs during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During such periods such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

  In certain cases described in the Prospectus, the CDSC is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Fund's sales-related expenses are lower for certain of such classes than for classes for which the CDSC is not waived, (ii) waiver of the CDSC with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, or (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

  Class A, Class B and Class C shares of the Fund are continuously offered through participating brokers that are members of the NASD and that have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

  Pursuant to separate Distribution and Service Plans for Class A, Class B and Class C shares (the "Distribution Plans"), in connection with the distribution of Class A, Class B and Class C shares of the Fund and in connection with personal services rendered to Class A, Class B and Class C shareholders of the Fund and the maintenance of shareholder accounts, the Distributor receives certain distribution and servicing fees from the Fund. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations. The Distributor pays (i) all or a portion of the distribution fees it receives from the Fund to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Fund to participating and introducing brokers, certain banks and other financial intermediaries, in both cases subject to compensation schedules which may be based on the amount of Class A, Class B, or Class C shares held by customers of such brokers. In addition, the Distributor may, at its own expense, pay concessions in addition to the payment of distribution and servicing fees out of its own assets to dealers that satisfy certain criteria established from time to time by the Distributor.

  The Distributor makes distribution and servicing payments to participating brokers and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A, Class B and Class C shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor. Pursuant to the Distribution Agreement with the Fund, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

  The Distribution Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Fund are expected to take into account the expenses of the Distributor in their periodic review of the Distribution Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

  The distribution fees applicable to Class A, Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A, Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class A, Class B or Class C shares, printing of prospectuses and reports for other than existing Class A, Class B or Class C shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B and Class C shares of the Fund, may be spent by the Distributor on personal services rendered to shareholders of the Fund and the maintenance of shareholder accounts, including, but not limited to, compensation to, and expenses (including telephone and overhead expenses) of, participating or introducing brokers, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries or service providers who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Fund to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by Pacific Funds in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, who train personnel in the provision of such services, or who provide other services to shareholders. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

  Many of the Distributor's sales and servicing efforts involve the Fund as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to other Funds' shares. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of the Funds' shares, and allocates other expenses to each Fund based on its relative net assets. Expenses allocated to a Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                                          Servicing Distribution
                                                             Fee        Fee
                                                          --------- ------------
     Class A.............................................   0.25%       0.25%
     Class B.............................................   0.25%       0.75%
     Class C.............................................   0.25%       0.75%

  In addition, the Distributor may from time to time pay additional cash bonuses or other fees or incentives to selected participating brokers in connection with the sale or servicing of any class of shares of the Fund. On some occasions, such bonuses, fees or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. Pacific Funds, Pacific Life or the Distributor may also pay participating brokers and other intermediaries for transfer agency and other services.

  If in any year the Distributor's expenses incurred in connection with the distribution of Class A, Class B and Class C shares and in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and servicing fees paid by the Fund, the Distributor would recover such excess only if the Distribution Plan with respect to such class of shares continues to be in effect in some later year when the distribution and servicing fees exceed the Distributor's expenses. Pacific Funds is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Distribution Plan terminates.

  Each Distribution Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of Pacific Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Distribution Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Distribution Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Distribution Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Fund shall be committed to the discretion of such Disinterested Trustees.

  The Distribution Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

  The Distribution Plans went into effect for each Fund on June 13, 2001. If a Distribution Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

  The Trustees believe that the Distribution Plans will provide benefits to Pacific Funds. The Trustees believe that the Distribution Plans will result in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of sales and redemptions of Fund shares that would occur in the absence of the Distribution Plans or under alternative distribution and servicing schemes. Although Pacific Funds' expenses are essentially fixed, the Trustees believe that the effect of the Distribution Plans on sales and/or redemptions may benefit the Fund by reducing Fund expense ratios and/or by affording greater flexibility to Managers. From time to time, expenses of the Distributor incurred in connection with the sale of any class of shares of the Fund, and in connection with the servicing of shareholders of the Fund and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Fund to continue payments of distribution and servicing fees in the future with respect to each class of shares.

  Independent financial intermediaries unaffiliated with Pacific Life may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Fund. These services, normally provided by Pacific Life directly to Fund shareholders, may include the provision of ongoing information concerning the Fund and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Fund shares, establishing and maintaining shareholder accounts, and other services. Pacific Life may pay fees to such entities for the provision of these services, which Pacific Life normally would perform, out of Pacific Life's own resources.

Purchases, Redemptions and Exchanges

  Purchases, exchanges and redemptions of Class A, Class B and Class C shares are discussed in the Prospectus under the headings "Buying Shares," "Selling Shares" and "Exchanging Shares," and that information is incorporated herein by reference.

  Shares of any Fund may be redeemed on any business day upon receipt of a request for redemption. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within three days following receipt of instructions in proper form, or sooner, if required by law. However, Pacific Funds has the right to take up to seven days to pay redemption proceeds. The Fund may suspend the right of redemption of shares of any Fund and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;
(ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

  Certain managed account clients of Pacific Life or its affiliates may purchase shares of the Fund. To avoid the imposition of duplicative fees, Pacific Life may be required to make adjustments in the management fees charged separately by Pacific Life to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

  As described in the Prospectus under the caption "Exchanging Shares," a shareholder may exchange shares of a Fund of the Pacific Funds for shares of the same class of any other Fund without paying any additional sales charge, except for money initially deposited into the PF Pacific Life Money Market Fund. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of the Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another fund, no sales charge would be imposed upon the exchange but the investment in the other fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

  Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange ("NYSE") on any day Pacific Funds is open for business will be executed at the respective NAVs determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to a Fund. Therefore, Pacific Funds, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. Pacific Funds reserves the right to modify or discontinue the exchange privilege at any time.

  Pacific Funds has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of the Fund. Under these procedures, the Fund generally may satisfy a redemption request from an affiliated person in-kind, provided that: (a) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (b) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (c) the redemption-in-kind is consistent with the Fund's prospectus and statement of additional information; and (e) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

  Due to the relatively high cost of maintaining smaller accounts, Pacific Funds reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $500 for Class A, Class B and Class C shares. The Prospectus may set higher minimum account balances for one or more classes from time to time depending upon the Fund's current policy. An investor will be notified that the value of his or her account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes Pacific Funds to redeem shares under certain other circumstances as may be specified by its Board of Trustees. The Fund may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectus.

                            PERFORMANCE INFORMATION

  From time to time Pacific Funds may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's record to a recent date and is not intended to indicate future performance.

  The total return of classes of shares of Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1 and servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Fund's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

  The Fund may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than a Fund's actual net investment income for that period.

  Performance information is computed separately for each class of a Fund. The Fund may, from time to time, include the yield and effective yield of the PF Pacific Life Money Market Fund, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of a Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

  Current yield for the PF Pacific Life Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the PF Pacific Life Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1) (To the power of 365/7)]-1

  Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

               YIELD = 2 [(a-b + 1) (to the power of 6) - 1]
                           ---
                           cd

  where

    a = dividends and interest earned during the period,

    b = expenses accrued for the period (net of reimbursements),

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

    d = the maximum offering price per share on the last day of the period.

  The yield of each such Fund will vary from time to time depending upon market conditions, the composition of a Fund's investments and operating expenses allocated to that Fund or its classes of shares. These factors and the possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

  The Fund, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

  Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)(to the power of n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus and (ii) all dividends and distributions are reinvested when paid. A Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

  Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by that Fund's NAV per share on the last day of the period and annualized according to the following formula:

                     DIVIDEND YIELD = ( ( (a/b) * 365) /c)

  where

    a = actual dividends distributed for the calendar month in question,

    b = number of days of dividend declaration in the month in question, and

    c = net asset value (NAV) calculated on the last business day of the month in question.

  The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than a Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of a Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

  Performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Pacific Funds may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs.

  In its advertisements and other materials, a Fund may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation.

  A Fund may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a fund that blends all three investments.

  A Fund may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years.

  A Fund may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans.

  Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York

Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including Pacific Funds. From time to time, Pacific Funds may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

  From time to time, the Fund may set forth in its advertisements and other materials information about the growth of a certain dollar amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

                                   TAXATION

  The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of
Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

  As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by a Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

  In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.

Distributions

  All dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income (which includes any net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

  Dividends paid by a Fund generally are not expected to qualify for the deduction for dividends received by corporations. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Sales of Shares

  Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

  The Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

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

Options, Futures and Forward Contracts, and Swap Agreements

  The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts, and swap agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

  Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

  A Fund may make one or more of the elections available under the Code that is applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

  Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

  Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

  The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

  The PF Lazard International Value and PF MFS Mid-Cap Growth Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Short sales may also be subject to the "Constructive Sales" rules, discussed below.

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

Passive Foreign Investment Companies

  The Funds may invest in the stock of foreign corporations, which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

  A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. Alternatively, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

  Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

  Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

  Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. In that case, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Market Discount

  Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

  Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

  Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or as OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

  Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

  Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

  Withholding of Income Tax on Dividends: Dividends paid (including distributions of any net short-term capital gains) on shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

  Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

  State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

  Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

  The availability of reduced U.S. taxation pursuant to a treaty or an applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and any applicable treaty or convention.

Other Taxation

  Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution that is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

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

                               OTHER INFORMATION

Individual Retirement Accounts

  An investor may establish an individual retirement account ("IRA") to invest in the Fund. An IRA enables individuals, even if they participate in an employer-sponsored plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Deductions for IRA contributions may be limited or eliminated for individuals who participate in certain employer pension plans and/or whose annual income exceeds certain limits. Existing IRAs and future contributions up to the maximum permitted, whether deductible or not, earn income on a tax-deferred basis.

  Certain individuals may make contributions to Roth IRAs. These contributions are non-deductible, but distributions from a Roth IRA may be tax free. Limited non-deductible contributions may be made to an Education IRA. To the extent that distributions from an Education IRA do not exceed a beneficiary's "qualified higher education expenses," they are not taxable. Shareholders may only establish a Roth IRA or an Education IRA if they are below certain maximum income levels.


  For more information about an IRA account, contact Pacific Funds' customer service at (800) 722-2333. Shareholders are advised to consult their tax advisers on IRA contribution and withdrawal requirements and restrictions.

Administrative Services

  Under an Administration and Shareholder Services Agreement with the Fund ("Administration Agreement"), Pacific Life Insurance Company ("Pacific Life" or the "Administrator"), 700 Newport Center Drive, Newport Beach, CA 92660, performs or procures certain administrative, transfer agency, shareholder services and support services for the Funds. These services include, but are not limited to, services necessary to organize the Pacific Funds and permit the Pacific Funds to conduct business as described in its registration statement, coordination of matters relating to the operations of the Funds among the fund managers, the custodian, transfer agent, accountants, attorneys, sub-administrators and other parties performing services or operational functions for the Funds (including pricing and valuation of the Funds), maintenance of the Funds' books and records, preparation of shareholder reports and regulatory and tax filings, arranging for meetings of the Board of Trustees, responding to shareholder inquiries and transaction instructions, and other services necessary for the administration of the Funds' affairs. For the services provided by the Administrator under the Administration Agreement, each Fund pays to the Administrator a fee at an annual rate of 0.35% of the average daily net assets of the Fund. In addition, the Funds will compensate Pacific Life at cost for the time of legal, accounting and compliance personnel of Pacific Life, including individuals who may be officers or Trustees of the Funds, spent providing assistance, coordination and supervision in connection with certain of the administrative services provided to the Funds.

  Under the Administration Agreement, the Funds bear all expenses that are incurred in its operations and not specifically assumed by the Administrator. Expenses to be borne by the Funds, include, but are not limited to: organizational expenses and expenses of maintaining the Funds' legal existence, costs of services of independent accountants (including the performance of audits and the preparation of financial statements and reports) and legal and tax counsel (including such counsel's assistance with preparation and review of the Pacific Fund's registration statement, proxy materials, federal and state tax qualification as a regulated investment company and other reports and materials prepared by the Administrator); expenses of overseeing the Funds' regulatory compliance program; costs of any services contracted for by the Fund directly from parties other than the Administrator; costs of trading operations and brokerage fees, commissions and transfer taxes in connection with the purchase and sale of securities; investment advisory fees; taxes, insurance premiums, interest on borrowed funds, and other fees and expenses applicable to its operation; costs related to the custody of the Funds' assets (including custody of assets outside of the United States); costs incidental to any meetings of shareholders including, but not limited to, legal and accounting fees, proxy filing fees and the costs of preparation, printing and mailing of any proxy materials; costs incidental to Board meetings, including fees and expenses of Board members; the salary and expenses of any officer, trustee or employee of the Pacific Funds (except any such officer, trustee or employee who is an officer, employee, trustee or director of the Administrator or an affiliate of the Administrator); costs incidental to the preparation, printing and distribution of the Pacific Fund's registration statements and any amendments thereto and shareholder reports; cost of typesetting and printing of prospectuses; cost of preparation and filing of the Funds' tax returns, Form N-1A and Form N-SAR, and all filings, notices, registrations and amendments associated with applicable federal, state and foreign tax and securities laws; all applicable registration fees and filing fees required under federal and state securities laws; fidelity bond and directors' and officers' liability insurance; and costs of independent pricing services used in computing the Fund's net asset values.

  Under a Sub-Administration and Accounting Services Agreement ("Sub-Administration Agreement") among the Pacific Funds, the Administrator, and PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, PFPC performs certain administrative and accounting services for the Fund. These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Funds and their portfolio managers with compliance monitoring activities, and preparing and filing federal, state and foreign tax returns on behalf of the Funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds. The Administrator is responsible for compensating PFPC for the services it provides under the Sub-Administration Agreement, except that the Fund is responsible for out-of-pocket expenses as specified in that Agreement. The Administrator will pay PFPC an annual fee of up to 0.10% of each Fund's net assets, plus applicable multiple class fees, and other fees as specified in the Sub-Administration Agreement.

Transfer Agency and Custody Services

  PFPC serves as the transfer agent, registrar and dividend disbursing agent of the Fund pursuant to an agreement among the Pacific Funds, PFPC, and Pacific Life ("Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC, among other things, effects shares issuances and redemptions, maintains the Fund's share register, prepares and certifies stockholder lists for mailings, pays dividends and distributions, establishes shareholder accounts and performs certain shareholder servicing functions. Pacific Life is responsible for procuring transfer agency services for the Pacific Funds. Responsibility for fees and charges under the Transfer Agency Agreement are allocated between the Fund and Pacific Life.

  Under a Custodian Services Agreement between the Pacific Funds and PFPC Trust Company ("PFPC Trust"), PFPC Trust provides asset custody services including safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, and maintaining the required books and accounts in connection with such activity. PFPC Trust will place and maintain foreign assets of the Funds in the care of eligible foreign custodians determined by PFPC Trust and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories. The Pacific Funds are responsible for compensating PFPC Trust for the services it provides under the Custodian Services Agreement.

Concentration Policy

  Under each Fund's investment restrictions, except the PF INVESCO Health Sciences and PF INVESCO Technology Funds, a Fund may not invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Mortgage-related securities, including CMOs, that are issued or guaranteed by the U.S. government, its agencies or instrumentalities ("government issued") are considered government securities. The Funds take the position that mortgage-related securities, whether government issued or privately issued, do not represent interests in any particular "industry" or group of industries, and therefore, the concentration restriction noted above does not apply to such securities. For purposes of complying with this restriction, a Fund, in consultation with its Managers, utilizes its own industry classifications.

Capitalization

  Pacific Funds is a Delaware business trust established under a Declaration of Trust dated May 21, 2001. The capitalization of Pacific Funds consists solely of an unlimited number of shares of beneficial interest with no par value. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) and additional classes of shares within each Fund at any time in the future without approval of shareholders. Establishment and offering of additional Funds will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by Pacific Funds. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of that Fund.

  Expenses incurred in connection with Pacific Funds' organization and establishment of Pacific Funds and the public offering of the shares of the Funds (except PF Putnam Equity Income and PF Putnam Research Funds) aggregated approximately $54,167 per Fund. Estimated expenses incurred in connection with the organization and establishment of PF Putnam Equity Income and PF Putnam Research Funds and the public offering of these Funds' shares were approximately $30,000 per Fund. These costs will be expensed and charged separately to each of the Funds during each Fund's first fiscal period of operations.


  As of October 1, 2001, Pacific Life and Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 100% of the outstanding shares of the Pacific Funds. Accordingly, as of that date, Pacific Life could be deemed to control the Funds.

Voting Rights

  Shareholders of each Fund are given certain voting rights as described in Pacific Funds' Declaration of Trust and By-Laws. Each share of each Fund will be given one vote.

  Under the Declaration of Trust and applicable Delaware law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law, although special meetings may be called for a specific Fund, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended advisory contract or management agreement. In this regard, the Fund will be required to hold a shareholders' meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, less than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that holders of not less than two-thirds of the outstanding shares of the Fund may remove a person serving as Trustee at any meeting of shareholders. Pacific Funds' shares do not have cumulative voting rights. Consistent with applicable law, the Board of Trustees may cause a Fund to dissolve or enter into reorganizations without the approval of shareholders.

Independent Auditors

  Ernst & Young LLP ("Ernst & Young") serves as the independent auditors for the Fund. The address of Ernst & Young is 725 South Figueroa Street, Los Angeles, CA 90017.

Counsel

  Dechert, 1775 I Street, N.W., Washington, D.C. 20006-2401, passes upon certain legal matters in connection with the shares offered by the Fund and also acts as outside counsel to the Fund.

Code of Ethics

  The Fund, the Adviser, each of the Fund Managers, and the Funds' Sub-administrator, have adopted codes of ethics which have been approved by Pacific Funds' Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Investment Adviser, Fund Managers or the Sub-administrator who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by the Pacific Funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Pacific Funds' Code of Ethics requires reporting to the Board of Trustees on compliance violations.

Registration Statement

  This Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, (and including specifically all applicable Codes of Ethics), are on file with and may be examined at the offices of the SEC in Washington, D.C.

  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX

Description of Bond Ratings

  Corporate Bonds: Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market.

  Bonds rated A by Standard & Poor's, regarded as upper medium grade, have a strong capacity and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

  Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds rated Ba. Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated Caa by Moody's are considered to be of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest. Bonds rated Ca are considered by Moody's to be speculative in a high degree, often in default. Bonds rated C, the lowest class of bonds under Moody's bond ratings, are regarded by Moody's as having extremely poor prospects.

  Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  A bond rated BB, B, CCC, and CC by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  Commercial Paper: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers with this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

  Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB rating,
(iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength with this highest classification.

                             FINANCIAL STATEMENTS


                        Report of Independent Auditors

To the Shareholders and Board of Trustees
Pacific Funds

  We have audited the accompanying statement of assets and liabilities of Pacific Funds, comprising the PF AIM Blue Chip Fund, PF AIM Aggressive Growth Fund, PF INVESCO Health Sciences Fund, PF INVESCO Technology Fund, PF Janus Strategic Value Fund, PF Janus Growth LT Fund, PF Lazard International Value Fund, PF MFS Mid-Cap Growth Fund, PF MFS Global Growth Fund, PF PIMCO Managed Bond Fund, PF Pacific Life Money Market Fund and PF Salomon Brothers Large-Cap Value Fund (collectively, the "Funds") as of June 20, 2001, and the related statement of operations for the period from May 21, 2001 (date of formation) to June 20, 2001. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Pacific Funds as of June 20, 2001 and the results of their operations for the period from May 21, 2001 (date of formation) to June 20, 2001, in conformity with accounting principles generally accepted in the United States.



                                          /s/ Ernst & Young LLP
Los Angeles, California
June 22, 2001

                                 Pacific Funds
                             PF AIM Blue Chip Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,166
                                                                        -------
     Total Assets......................................................  21,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,166
                                                                        -------
     Total Liabilities.................................................  14,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF AIM Aggressive Growth Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,166
                                                                        -------
     Total Assets......................................................  21,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,166
                                                                        -------
     Total Liabilities.................................................  14,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                        PF INVESCO Health Sciences Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,166
                                                                        -------
     Total Assets......................................................  21,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,166
                                                                        -------
     Total Liabilities.................................................  14,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF INVESCO Technology Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,166
                                                                        -------
     Total Assets......................................................  21,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,166
                                                                        -------
     Total Liabilities.................................................  14,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF Janus Strategic Value Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                            PF Janus Growth LT Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Lazard International Value Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Mid-Cap Growth Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Global Growth Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF PIMCO Managed Bond Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Pacific Life Money Market Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $17,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  31,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $17,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $17,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $17,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $12,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................  12,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     Class A Shares:
     Net asset value per share......................................... $  1.00
     Class B Shares:
     Net asset value per share.........................................    1.00
     Class C Shares:
     Net asset value per share.........................................    1.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                    PF Salomon Brothers Large-Cap Value Fund
                      Statement of Assets and Liabilities
                                 June 20, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  14,167
                                                                        -------
     Total Assets......................................................  21,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  14,167
                                                                        -------
     Total Liabilities.................................................  14,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                             PF AIM Blue Chip Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,166
     Less: reimbursement from Adviser.................................  (14,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF AIM Aggressive Growth Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,166
     Less: reimbursement from Adviser.................................  (14,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                        PF INVESCO Health Sciences Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,166
     Less: reimbursement from Adviser.................................  (14,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF INVESCO Technology Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,166
     Less: reimbursement from Adviser.................................  (14,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF Janus Strategic Value Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                            PF Janus Growth LT Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Lazard International Value Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Mid-Cap Growth Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Global Growth Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF PIMCO Managed Bond Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Pacific Life Money Market Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                    PF Salomon Brothers Large-Cap Value Fund
                            Statement of Operations
     For the period from May 21, 2001 (date of formation) to June 20, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   14,167
     Less: reimbursement from Adviser.................................  (14,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                         Notes to Financial Statements
                                 June 20, 2001

1. Organization

  Pacific Funds (the "Trust") is a Delaware business trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The PF AIM Blue Chip Fund, PF AIM Aggressive Growth Fund, PF INVESCO Health Sciences Fund, PF INVESCO Technology Fund, PF Janus Strategic Value Fund, PF Janus Growth LT Fund, PF Lazard International Value Fund, PF MFS Mid-Cap Growth Fund, PF MFS Global Growth Fund, PF PIMCO Managed Bond Fund, PF Pacific Life Money Market Fund, and PF Salomon Brothers Large-Cap Value Fund (individually, a "Fund", collectively, the "Funds") are separate, diversified investment portfolios of the Trust with the exception of the PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund and PF MFS Global Growth Fund, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds has three separate classes: Class A, B and C. Each class is distinguished by the level of distribution services provided.

Note 2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States (U.S. GAAP).

Securities Valuation

  The net asset value per share is calculated separately for each Fund. The net asset value per share is determined by dividing the value of each Fund's net assets by the number of outstanding shares of the Fund. Fund securities are valued and the net asset value per share is determined at or about 4:00 p.m. New York City time on each day the New York Stock Exchange is open.

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between the representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust. Money market instruments are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income

  Securities transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

Federal Income Taxes

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no Federal income tax provision is required.

Expense Allocation

  General expenses of Pacific Funds (including trustees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the Funds in proportion to their relative average daily net assets. Expenses which relate exclusively to a particular Fund (including advisory fees, registration fees, brokerage commissions, interest expenses and certain taxes) or class thereof (including rule 12b-1 distribution and shareholder servicing fees) are borne directly by the particular Fund or class thereof, as appropriate.

Organization Costs

  Expenses incurred in connection with establishing the Funds aggregated approximately $14,167 per Fund. These costs were expensed as incurred.

Use of Estimates

  The accompanying financial statements are prepared in accordance with U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3. Related Parties

  Pursuant to an Investment Advisory Agreement, Pacific Life Insurance Company (Pacific Life) serves as Investment Adviser to the Fund, and receives the following annual fees payable monthly in arrears based on the average daily net assets of each Fund.

             PF AIM Blue Chip Fund                           0.95%
             PF AIM Aggressive Growth Fund                   1.00%
             PF INVESCO Health Sciences Fund                 1.10%
             PF INVESCO Technology Fund                      1.10%
             PF Janus Strategic Value Fund                   0.95%
             PF Janus Growth LT Fund                         0.75%
             PF Lazard International Value Fund              0.85%
             PF MFS Mid-Cap Growth Fund                      0.90%
             PF MFS Global Growth Fund                       1.10%
             PF PIMCO Managed Bond Fund                      0.60%
             PF Pacific Life Money Market Fund               0.40%
             PF Salomon Brothers Large-Cap Value Fund        0.85%

The fees are reduced on PF Pacific Life Money Market Fund when the average daily net assets exceed $250 million.

  Under an Administration and Shareholder Services Agreement, Pacific Life provides or procures administrative, shareholder, transfer agency and operational support services to the Funds at an annual fee on average daily net assets of 0.35% of each Fund. Compensation for support services rendered will be billed at cost as reasonably determined by Pacific Life.

  Pacific Life has agreed to limit the Funds' total operating expenses through December 31, 2004 by reducing all or a portion of its fees and reimbursing the Funds for expenses, exclusive of advisory fees, distribution and service fees, foreign taxes dividends, interest, or gains, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average net assets will not exceed 0.45%. Any fee waived and/or any Fund expense absorbed by Pacific Life pursuant to the agreed upon expense cap shall be reimbursed by the Fund to Pacific Life provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Expenses reimbursed by Pacific Life may be recouped from the Funds within three years after the year in which the excess amount was paid, reimbursed or otherwise absorbed by Pacific Life.

  Pacific Select Distributors, Inc., an indirect wholly owned subsidiary of Pacific Life, serves as Distributor of the Funds' shares. Each share class has a separate distribution and service agreement which compensates the Distributor for services rendered in connection with the distribution of each share class and personal services rendered to those shareholders. Class A shares pay an annual fee on average daily net assets of 0.25% for distribution fees and 0.25% for servicing fees. Both Class B and Class C shares pay an annual fee on average daily net assets of 0.75% for distribution fees and 0.25% for servicing fees.

  Pacific Asset Management LLC, a wholly owned subsidiary of Pacific Life, is the sole shareholder of the Funds. Certain officers and directors of Pacific Life are also officers and trustees of the Funds.

                                 Pacific Funds
                             PF AIM Blue Chip Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,166
                                                                        -------
     Total Assets......................................................  61,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,166
                                                                        -------
     Total Liabilities.................................................  54,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF AIM Aggressive Growth Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,166
                                                                        -------
     Total Assets......................................................  61,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,166
                                                                        -------
     Total Liabilities.................................................  54,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                        PF INVESCO Health Sciences Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,166
                                                                        -------
     Total Assets......................................................  61,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,166
                                                                        -------
     Total Liabilities.................................................  54,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF INVESCO Technology Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,166
                                                                        -------
     Total Assets......................................................  61,666
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,166
                                                                        -------
     Total Liabilities.................................................  54,166
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF Janus Strategic Value Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                            PF Janus Growth LT Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Lazard International Value Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Mid-Cap Growth Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Global Growth Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF PIMCO Managed Bond Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Pacific Life Money Market Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $17,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  71,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $17,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $17,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $17,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $12,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................  12,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     Class A Shares:
     Net asset value per share......................................... $  1.00
     Class B Shares:
     Net asset value per share.........................................    1.00
     Class C Shares:
     Net asset value per share.........................................    1.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                    PF Salomon Brothers Large-Cap Value Fund
                Statement of Assets and Liabilities (unaudited)
                               September 24, 2001

     ASSETS:
     Cash.............................................................. $ 7,500
     Receivable from Adviser...........................................  54,167
                                                                        -------
     Total Assets......................................................  61,667
                                                                        -------

     LIABILITIES:
     Organizational cost payable.......................................  54,167
                                                                        -------
     Total Liabilities.................................................  54,167
                                                                        -------

     NET ASSETS........................................................ $ 7,500
                                                                        =======

     NET ASSETS consist of:
     Paid-in capital................................................... $ 7,500
                                                                        -------

     TOTAL NET ASSETS.................................................. $ 7,500
                                                                        =======

     NET ASSETS:
     Class A Shares.................................................... $ 2,500
     Class B Shares....................................................   2,500
     Class C Shares....................................................   2,500

     SHARES OUTSTANDING:
     Class A Shares....................................................     250
     Class B Shares....................................................     250
     Class C Shares....................................................     250

     Class A Shares:
     Net asset value per share......................................... $ 10.00
     Class B Shares:
     Net asset value per share.........................................   10.00
     Class C Shares:
     Net asset value per share.........................................   10.00


                       See Notes to Financial Statements.

                                 Pacific Funds
                             PF AIM Blue Chip Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,166
     Less: reimbursement from Adviser.................................  (54,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF AIM Aggressive Growth Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,166
     Less: reimbursement from Adviser.................................  (54,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                        PF INVESCO Health Sciences Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,166
     Less: reimbursement from Adviser.................................  (54,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF INVESCO Technology Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,166
     Less: reimbursement from Adviser.................................  (54,166)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                         PF Janus Strategic Value Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                            PF Janus Growth LT Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Lazard International Value Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Mid-Cap Growth Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF MFS Global Growth Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                           PF PIMCO Managed Bond Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                       PF Pacific Life Money Market Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                    PF Salomon Brothers Large-Cap Value Fund
                      Statement of Operations (unaudited)
   For the period from May 21, 2001 (date of formation) to September 24, 2001

     INVESTMENT INCOME:
     Interest......................................................... $    --
     Dividend.........................................................      --
                                                                       --------
     Total investment income..........................................      --
                                                                       --------

     EXPENSES:
     Organizational Cost..............................................   54,167
     Less: reimbursement from Adviser.................................  (54,167)
                                                                       --------
     Total expenses net of reimbursement..............................      --
                                                                       --------

     NET INVESTMENT INCOME............................................ $    --
                                                                       ========

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $    --
                                                                       ========




                       See Notes to Financial Statements.

                                 Pacific Funds
                   Notes to Financial Statements (unaudited)
                              September 24, 2001

Note 1. Organization

  Pacific Funds (the "Trust") is a Delaware business trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The PF AIM Blue Chip Fund, PF AIM Aggressive Growth Fund, PF INVESCO Health Sciences Fund, PF INVESCO Technology Fund, PF Janus Strategic Value Fund, PF Janus Growth LT Fund, PF Lazard International Value Fund, PF MFS Mid-Cap Growth Fund, PF MFS Global Growth Fund, PF PIMCO Managed Bond Fund, PF Pacific Life Money Market Fund, and PF Salomon Brothers Large-Cap Value Fund (individually, a "Fund", collectively, the "Funds") are separate, diversified investment portfolios of the Trust with the exception of the PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund and PF MFS Global Growth Fund, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds has three separate classes: Class A, B and C. Each class is distinguished by the level of distribution services provided.

Note 2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United State (U.S. GAAP).

Securities Valuation

  The net asset value per share is calculated separately for each Fund. The net asset value per share is determined by dividing the value of each Fund's net assets by the number of outstanding shares of the Fund. Fund securities are valued and the net asset value per share is determined at or about 4:00 p.m. New York City time on each day the New York Stock Exchange is open.

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between the representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust. Money market instruments are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income

  Securities transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

Federal Income Taxes

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no Federal income tax provision is required.

Expense Allocation

  General expenses of Pacific Funds (including trustees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the Funds in proportion to their relative average daily net assets. Expenses which relate exclusively to a particular Fund (including advisory fees, registration fees, brokerage commissions, interest expenses and certain taxes) or class thereof (including rule 12b-1 distribution and shareholder servicing fees) are borne directly by the particular Fund or class thereof, as appropriate.

Organization Costs

  Expenses incurred in connection with establishing the Funds aggregated is approximately $54,167 per Fund. These costs were expensed as incurred.

Use of Estimates

  The accompanying financial statements are prepared in accordance with U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3. Related Parties

  Pursuant to an Investment Advisory Agreement, Pacific Life Insurance Company (Pacific Life) serves as Investment Adviser to the Fund, and receives the following annual fees payable monthly in arrears based on the average daily net assets of each Fund.

             PF AIM Blue Chip Fund                           0.95%
             PF AIM Aggressive Growth Fund                   1.00%
             PF INVESCO Health Sciences Fund                 1.10%
             PF INVESCO Technology Fund                      1.10%
             PF Janus Strategic Value Fund                   0.95%
             PF Janus Growth LT Fund                         0.75%
             PF Lazard International Value Fund              0.85%
             PF MFS Mid-Cap Growth Fund                      0.90%
             PF MFS Global Growth Fund                       1.10%
             PF PIMCO Managed Bond Fund                      0.60%
             PF Pacific Life Money Market Fund               0.40%
             PF Salomon Brothers Large-Cap Value Fund        0.85%

The fees are reduced on PF Pacific Life Money Market Fund when the average daily net assets exceed $250 million.

  Under an Administration and Shareholder Services Agreement, Pacific Life provides or procures administrative, shareholder, transfer agency and operational support services to the Funds at an annual fee on average daily net assets of 0.35% of each Fund. Compensation for support services rendered will be billed at cost as reasonably determined by Pacific Life.

  Pacific Life has agreed to limit the Funds' total operating expenses through December 31, 2004 by reducing all or a portion of its fees and reimbursing the Funds for expenses, exclusive of advisory fees, distribution and service fees, foreign taxes on dividends, interest, or gains, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average net assets will not exceed 0.45%. Any fee waived and/or any Fund expense absorbed by Pacific Life pursuant to the agreed upon expense cap shall be reimbursed by the Fund to Pacific Life provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Expenses reimbursed by Pacific Life may be recouped from the Funds within three years after the year in which the excess amount was paid, reimbursed or otherwise absorbed by Pacific Life.

  Pacific Select Distributors, Inc., an indirect wholly owned subsidiary of Pacific Life, serves as Distributor of the Funds' shares. Each share class has a separate distribution and service agreement which compensates the Distributor for services rendered in connection with the distribution of each share class and personal services rendered to those shareholders. Class A shares pay an annual fee on average daily net assets of 0.25% for distribution fees and 0.25% for servicing fees. Both Class B and Class C shares pay an annual fee on average daily net assets of 0.75% for distribution fees and 0.25% for servicing fees.

  Pacific Asset Management LLC, a wholly owned subsidiary of Pacific Life, is the sole shareholder of the Funds. Certain officers and directors of Pacific Life are also officers and trustees of the Funds.

                              PACIFIC FUNDS

Part C:  OTHER INFORMATION



         Item 23.  Exhibits
                   --------

                       (a)(1)(a)  Amended and Restated Declaration of Trust/3/

                             (b)  Instrument amending Declaration of Trust
                                  (Putnam funds)

                       (a)(2)(b)  Certificate of Trust/1/

                       (b)        By-Laws/1/

                       (c)        Certificates for Shares will not be issued.
                                  Articles III, V and VI of the Declaration of
                                  Trust, filed as Exhibit (a)(1) hereof, and
                                  Article II of the By-Laws, filed as Exhibit
                                  (b) hereof, define the rights of holders of the Shares.

                       (d)(1)(a)  Investment Advisory Agreement/3/

                             (b)  Addendum to Investment Advisory Agreement
                                  (Putnam funds)

                       (d)(2)     Portfolio Management Agreement - AIM/3/

                       (d)(3)     Portfolio Management Agreement - INVESCO/3/

                       (d)(4)     Portfolio Management Agreement -
                                  Janus Capital Corporation/6/

                       (d)(5)     Portfolio Management Agreement - Pacific
                                  Investment Management Company/3/

                       (d)(6)     Portfolio Management Agreement -
                                  Salomon Brothers Asset Management Inc/6/

                       (d)(7)     Portfolio Management Agreement - Lazard
                                  Asset Management/3/

                       (d)(8)     Portfolio Management Agreement/4/ - MFS

                       (d)(9)     Portfolio Management Agreement - Putnam
                                  Investment Management, LLC

                       (e)(1)(a)  Distribution Agreement/3/

                             (b)  Addendum to Distribution Agreement
                                  (Putnam funds)

                       (e)(2)(a)  Form of Selling Group Agreement/3/

                             (b)  Amended Schedule A to Form of
                                  Selling Group Agreement (Putnam funds)

                       (f)        Not Applicable

                       (g)(1)(a)  Custodian Agreement/6/

                             (b)  Addendum to Custodian Agreement (Putnam funds)

                       (g)(2)     Foreign Custody Manager Agreement/6/


                       (h)(1)(a)  Transfer Agency Agreement/6/

                             (b)  Addendum to Transfer Agency Agreement
                                  (Putnam funds)

                       (h)(2)(a)  Administration and Shareholder
                                  Services Agreement/3/

                             (b)  Addendum to Administration and Shareholder
                                  Services Agreement (Putnam funds)

                       (h)(4)(a)  Expense Limitation Agreement/3/

                             (b)  Addendum to Expense Limitation Agreement
                                  (Putnam funds)

                       (h)(5)(a)  Sub-Administration and Accounting Services
                                  Agreement/3/

                             (b)  Addendum to Sub-Administration and Accounting
                                  Services Agreement (Putnam funds)

                       (i)        Opinion and Consent of Counsel/5/

                       (j)        Independent Auditor's Consent

                       (k)        Not Applicable

                       (l)        Share Purchase Agreement/3/

                       (m)(1)(a)  Class A Distribution and Service Plan/3/

                             (b) Amended Schedule A to Class A Distribution and Services Plan (Putnam funds)

                       (m)(2)(a)  Class B Distribution and Service Plan/3/

                             (b) Amended Schedule A to Class B Distribution and Services Plan (Putnam funds)

                       (m)(3)(a)  Class C Distribution and Service Plan/3/

                             (b) Amended Schedule A to Class C Distribution and Services Plan (Putnam funds)

                       (n)        Not Applicable

                       (o)(1)(a)  Multiple Class Plan Pursuant to
                                  Rule 18f-3/3/

                             (b)  Amended Schedule A to Multiple Class Plan
                                  Pursuant to Rule 18f-3 (Putnam funds)

                       (p)(1)     Code of Ethics - Pacific Funds/3/

                       (p)(2)     Code of Ethics - Janus Capital
                                  Corporation/2/

                       (p)(3)     Code of Ethics - Lazard Asset Management/2/

                       (p)(4)     Code of Ethics - Pacific Investment Management
                                  Company/2/

                       (p)(5)     Code of Ethics - Salomon Brothers Asset
                                  Management Inc/2/

                       (p)(6)     Code of Ethics - Pacific Life Insurance
                                  Company Securities Division/2/

                       (p)(7)     Code of Ethics - AIM/2/

                       (p)(8)     Code of Ethics - INVESCO/2/

                       (p)(9)     Code of Ethics - MFS/2/

                       (p)(10)    Code of Ethics - Putnam Investment Management,
                                  LLC/6/

------------

/1/ Previously filed on May 22, 2001 as an exhibit to Registrant's initial registration statement, and incorporated herein by reference.

/2/ Previously filed on August 9, 2001 as an exhibit to pre-effective amendment No.1 to Registrant's registration statement, and incorporated herein by reference.

/3/ Previously filed on September 26, 2001 as an exhibit to pre-effective amendment No. 2 to Registrant's registration statement, and incorporated herein by reference.

/4/ Previously filed on September 28, 2001 as an exhibit to pre-effective amendment No. 3 to Registrant's registration statement, and incorporated herein by reference.

/5/ Previously filed on October 1, 2001 as an exhibit to pre-effective amendment No. 4 to Registrant's registration statement, and incorporated herein by reference.

/6/ Previously filed on October 15, 2001 as an exhibit to post-effective amendment No. 1 to Registrant's registration statement, and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     None

Item 25.  Indemnification
          ---------------

     Reference is made to Article VII of the Registrant's Declaration of Trust.

     Title 12, Chapter 38, Section 3817 of the Delaware Code, Article VII of the Registrant's Declaration of Trust filed as Exhibit (a)(1) to the Registrant's registration statement, and Article VI of the Registrant's By-Laws filed as Exhibit (b) to the registration statement, provide for indemnification of the Registrant's trustees and/or officers for certain liabilities. Each agreement to which the Registrant is a party filed as an exhibit to the Registrant's registration statement provides for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant.

     Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director (March 1989 to present) and Chairman
                                                      (July 1989 to present) of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Co.);
                                                      Director of: Mutual Service Corporation,
                                                      PM Realty Advisors, Inc., Pacific Financial
                                                      Products, Inc., and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land &
                                                      Farming; Edison International; The Irvine Company
                                                      and Former Chairman of the American Council of
                                                      Life Insurance; and Former Director of: Pacific
                                                      Corinthian Life Insurance Company, Cadence
                                                      Capital Management Corporation, NFJ Investment
                                                      Group, Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.), and
                                                      former Management Board member of PIMCO Advisors L.P.

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life Insurance
                                                      Company; Director and President of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Director of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Company);
                                                      Mutual Service Corporation; PM Realty Advisors, Inc.;
                                                      and similar positions with various affiliated companies
                                                      of Pacific Life Insurance Company; Former Director
                                                      of Pacific Corinthian Life Insurance Company; Pacific
                                                      Select Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); and former Management Board member
                                                      of PIMCO Advisors L.P.

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Senior Vice President and General
                                                      Counsel of Pacific Life & Annuity Company (formerly
                                                      PM Group Life Insurance Company), July 1998 to present;
                                                      Director of Pacific Life & Annuity (formerly PM Group
                                                      Life Insurance Company); and Association of California
                                                      Health and Life Insurance Companies. Former Director of
                                                      Pacific Corinthian Life Insurance Company; and Association
                                                      of Life Insurance Counsel.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President (since
                                                      April 1991) and Corporate Secretary (since July
                                                      1983) of Pacific Life Insurance Company; Vice
                                                      President and Secretary of Pacific Mutual Holding
                                                      Company and Pacific LifeCorp, August 1997 to
                                                      present; Director of Pacific Life & Annuity Company
                                                      (formerly PM Group Life Insurance Company); Pacific
                                                      Financial Products, Inc.; PM Realty Advisors, Inc.;
                                                      Vice President and Secretary to several affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Director (since August 1997), Senior Vice President and
                                                      Chief Financial Officer of Pacific Life Insurance
                                                      Company, June 1996 to present; Vice President and
                                                      Treasurer of Pacific Life Insurance Company, November
                                                      1991 to June 1996; Senior Vice President and Chief
                                                      Financial Officer of Pacific LifeCorp and Pacific
                                                      Mutual Holding Company, August 1997 to present; Senior
                                                      Vice President and Chief Financial Officer to several
                                                      affiliated companies of Pacific Life Insurance Company,
                                                      1990 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), Vice President and
                                                      CFO of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      Pacific LifeCorp and Pacific Mutual Holding
                                                      Company, June 1999 to present; Vice President and
                                                      Treasurer of several affiliated companies of
                                                      Pacific Life Insurance Company (February 1999 to
                                                      present)

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Executive Vice President

PIMCO                       Brian P. Baker            Senior Vice President (SINGAPORE)

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Senior Vice President

PIMCO                       John B. Brynjolfsson      Executive Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Cyrille Conseil           Senior Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Executive Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Senior Vice President


Name of Adviser    Name of Individual                Business and Other Connections
---------------  -----------------------      --------------------------------------------
PIMCO            Mohamed A. El-Erian          Managing Director

PIMCO            Stephanie D. Evans           Vice President

PIMCO            Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO            Teri Frisch                  Senior Vice President

PIMCO            Yuri P. Garbuzov             Vice President

PIMCO            William H. Gross, CFA        Managing Director

PIMCO            John L. Hague                Managing Director

PIMCO            Gordon C. Hally, CIC         Executive Vice President

PIMCO            Pasi M. Hamalainen           Managing Director

PIMCO            John P. Hardaway             Senior Vice President

PIMCO            Brent R. Harris, CFA         Managing Director

PIMCO            Raymond C. Hayes             Vice President

PIMCO            David C. Hinman              Executive Vice President

PIMCO            Douglas M. Hodge, CFA        Executive Vice President

PIMCO            Brent L. Holden, CFA         Managing Director

PIMCO            Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                 CFA, CIC

PIMCO            Mark T. Hudoff               Senior Vice President

PIMCO            Margaret E. Isberg           Managing Director

PIMCO            Thomas J. Kelleher           Vice President

PIMCO            James M. Keller              Executive Vice President

PIMCO            Raymond G. Kennedy, CFA      Executive Vice President

PIMCO            Mark R. Kiesel               Senior Vice President

PIMCO            Steven Kirkbaumer            Vice President

PIMCO            John S. Loftus, CFA          Managing Director

PIMCO            David Lown                   Senior Vice President

PIMCO            Joseph McDevitt              Executive Vice President

PIMCO            Andre J. Mallegol            Vice President

PIMCO            Scott W. Martin              Vice President

PIMCO            Michael E. Martini           Senior Vice President

PIMCO            Scott A. Mather              Executive Vice President

PIMCO            Dean S. Meiling, CFA         Managing Director

PIMCO            Jonathan D. Moll             Senior Vice President

PIMCO            Mark E. Metsch               Vice President

PIMCO            Kristen M. Monson            Executive Vice President

PIMCO            James F. Muzzy, CFA          Managing Director

PIMCO            Vinh T. Nguyen               Controller (PALP)

PIMCO            Douglas J. Ongaro            Vice President

PIMCO            Thomas J. Otterbein, CFA     Executive Vice President

PIMCO            Kumar N. Palghat             Senior Vice President

PIMCO            Keith Perez                  Vice President

PIMCO            Mohan V. Phansalkar          Executive Vice President,
                                              Senior Legal Counsel

PIMCO            Elizabeth M. Philipp         Senior Vice President

PIMCO            David J. Pittman             Vice President

PIMCO            William F. Podlich III       Managing Director

PIMCO            William C. Powers            Managing Director

PIMCO            Mark Romano                  Vice President

PIMCO            Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO            Cathy T. Rowe                Vice President

PIMCO            Seth R. Ruthen               Senior Vice President

PIMCO            Jeffrey M. Sargent           Senior Vice President

PIMCO            Ernest L. Schmider           Managing Director, Secretary,
                                              Chief Administrative and Legal Officer

PIMCO            Leland T. Scholey, CFA       Senior Vice President

PIMCO            Stephen O. Schulist          Senior Vice President

PIMCO            Iwona E. Scibisz             Vice President

PIMCO            Denise C. Seliga             Senior Vice President

PIMCO            Kyle J. Theodore             Vice President

PIMCO            Lee Thomas                   Managing Director

PIMCO            William S. Thompson,         Chief Executive Officer and Managing
                 Jr.                          Director

PIMCO            Benjamin L. Trosky, CFA      Managing Director

PIMCO            Richard E. Tyson             Senior Vice President

PIMCO            Peter A. Van de Zilver       Vice President

PIMCO            Richard M. Weil              Chief Operations Officer

PIMCO            George H. Wood, CFA          Executive Vice President

PIMCO            David Young                  Senior Vice President (LONDON)

PIMCO            Changhong Zhu                Senior Vice President

PIMCO            Shannon Bass                 Senior Vice President

PIMCO            Andrea Feingold              Executive Vice President

PIMCO            Marcellus Fisher             Vice President

PIMCO            George Gleason               Vice President

PIMCO            Jeffrey Ludwig               Vice President

PIMCO            Sudesh Mariappa              Executive Vice President

PIMCO            Curtis Mewbourne             Senior Vice President

PIMCO            John Norris                  Vice President

PIMCO            R. Ian O'Keeffe              Vice President

PIMCO            Bradley Paulson              Senior Vice President

PIMCO            Paul Reisz                   Vice President

PIMCO            Ivor Schucking               Senior Vice President

PIMCO            Mark McCray                  Executive Vice President

PIMCO            Jay Jacobs                   Senior Vice President

PIMCO            Susie Wilson                 Senior Vice President

PIMCO            John Wilson                  Senior Vice President

PIMCO            Bret Estep                   Vice President

PIMCO            Steve Goldman                Vice President

PIMCO            Daniel Ivascyn               Vice President

PIMCO            Henrik Larsen                Vice President

PIMCO            Devin Sellors                Vice President

PIMCO            Adam Borneleit               Vice President

PIMCO            Craig Dawson                 Vice President

PIMCO            Jeri Easterday               Vice President

PIMCO            Joe Fournier                 Vice President

PIMCO            Greg Grabar                  Vice President

PIMCO            David Lee                    Vice President

PIMCO            John Miller                  Vice President

PIMCO            Gail Mitchell                Vice President

PIMCO            Terry Nercessian             Vice President

PIMCO            Shigeki Okamura              Vice President

PIMCO            Marcy Rappaport              Vice President

PIMCO            Ron Reimer                   Vice President

PIMCO            Yiannis Repoulis             Vice President

PIMCO            Carol Rodgerson              Vice President

PIMCO            Jason Rosiak                 Vice President

PIMCO            Tim Shaler                   Vice President

PIMCO            Erica Sheehy                 Vice President

PIMCO            Christine Telish             Vice President

PIMCO            Powell Thurston              Vice President

PIMCO            Mick Willemsen               Vice President

PIMCO            Dave Vick                    Vice President

PIMCO            Cheng-Yuan Yu                Vice President


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stopler           Director
 Corporation

Janus Capital               Mark B. Whiston           President of Institutional Services
 Corporation

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

Janus Capital               Helen Young Hayes         Vice President and Director
 Corporation

Janus Capital               Raymond T. Hudner         Vice President and Chief Technology
 Corporation                                          Officer

Janus Capital               Stuart L. Novek           Vice President and Chief Marketing
 Corporation                                          Officer

                                     II-8


Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Salomon Brothers Asset Management                                          Investment Adviser

Salomon Brothers Asset Management       Virgil H. Cummings                 Director, Salomon Brothers Asset Management; Managing
                                                                           Director and Chief Investment Officer of Salomon Smith
                                                                           Barney Inc

Salomon Brothers Asset Management       Heath B. McLendon                  Managing Director

Salomon Brothers Asset Management       Wendy Murdock                      Director and Chief Operating Officer for Retail Asset
                                                                           Management, Salomon Brothers Asset Management; Executive
                                                                           Vice President, Salomon Smith Barney Inc

Salomon Brothers Asset Management       Robert E. Amodeo                   Vice President

Salomon Brothers Asset Management       John B. Cunningham                 Director

Salomon Brothers Asset Management       Thomas K. Flanagan                 Director

Salomon Brothers Asset Management       David J. Griffiths                 Portfolio Manager

Salomon Brothers Asset Management       Michael A. Kagan                   Director

Salomon Brothers Asset Management       Robert W. Kopprasch                Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       Roger M. Lavan                     Director

Salomon Brothers Asset Management       Yuan Y. Ma                         Director

Salomon Brothers Asset Management       Ross S. Margolles                  Managing Director

Salomon Brothers Asset Management       Nancy A. Noyes                     Director

Salomon Brothers Asset Management       David J. Scott                     Portfolio Manager

Salomon Brothers Asset Management       Beth A. Semmel                     Director

Salomon Brothers Asset Management       Patrick Sheehan                    Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       David A. Torchia                   Director

Salomon Brothers Asset Management       Peter J. Wilby                     Managing Director


Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
Lazard                    Charles L. Carroll          Managing Director

Lazard                    Robert DeConcini            Managing Director

Lazard                    Norman Eig                  Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Asset
                                                      Management Holdings, Limited; Director of Lazard Investment Funds Limited;
                                                      Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of
                                                      Lazard Asset Management (Deutschland); Member of the Supervisory Board of
                                                      Lazard Strategic Coordination Company

Lazard                    Herbert W. Gullquist        Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Far
                                                      East Investors (Holdings) Limited; Director of Lazard Asset Management
                                                      Holdings Limited; Managing Director of Lazard Asset Management (Deutschland);
                                                      Member of the Supervisory Board of Lazard Strategic Coordination company

Lazard                    Jeffrey A. Kigner           Managing Director

Lazard                    Gerald B. Mazzari           Managing Director

Lazard                    John R. Reinsberg           Managing Director; Director of Lazard Asset Management Pacific Co.; Member of
                                                      the Supervisory Board of Lazard Strategic Coordination Company

Lazard                    Michael S. Rome             Managing Director

Lazard                    Michael P. Triguboff        Managing Director; Managing Director and Director of Lazard Japan Asset
                                                      Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard                    William A. von Mueffling    Managing Director

Lazard                    Kenneth C. Weiss            Managing Director

Lazard                    Alexander E. Zagoreos       Managing Director; Director of Lazard Asset Management Egypt; Director of
                                                      Flemings Continental European Investment Trust plc, Director of Gartmore
                                                      Emerging Pacific Investments plc; Director of Jupiter International Green
                                                      Investment Trust plc; Director of Taiwan Opportunities Fund Limited; Director
                                                      of The Egypt Trust; Director of The Greek Progress Fund; Director of Lazard
                                                      Emerging World Fund; Director of The World Trust Fund; Director of Lazard
                                                      Select Fund; Director of Ermitage Selz Fund; Director of New Zealand
                                                      Investment Trust plc; Director of Latin American Investment Trust plc;
                                                      Director of Taiwan American Fund Limited

                                                      President of Princeton Services


      AIM Capital is an indirect wholly owned subsidiary of A I M Management Group Inc. ("AIM"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 130 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

      The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
MFS                       Jeffrey L. Shames           Director, Chairman and Chief Executive Officer

MFS                       Arnold D. Scott             Director, Senior Executive Vice President

MFS                       John W. Ballen              Director, President and Chief Investment Officer

MFS                       Kevin R. Parke              Director, Executive Vice President, Chief Equity Officer

MFS                       Thomas J. Cashman, Jr.      Director, Executive Vice President

MFS                       Joseph W. Dello Russo       Director, Executive Vice President, Chief Financial Officer and Chief
                                                      Administrative Officer

MFS                       James Prieur                Director; President and Director, Sun Life Assurance Company of Canada;
                                                      Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Scott            Director, Executive Vice President

MFS                       Donald A. Stewart           Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or
                                                      Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Stinson          Director; Director, Sun Life Assurance Company of Canada; Director, United
                                                      Dominion Industries Limited, Charlotte, NC; Director, PanCanadian Petroleum
                                                      Limited, Calgary, Alberta, Canada; Director, LWT Services, Inc., Calgary,
                                                      Alberta, Canada; Director, Western Star Trucks, Inc., Kelowna, British
                                                      Columbia, Canada; Director, Westshore Terminals Income Fund, Vancouver,
                                                      British Columbia, Canada; Director (until 4/99), Canadian Pacific ltd.,
                                                      Calgary, Alberta, Canada

MFS                       Stephen E. Cavan            Senior Vice President, General Counsel and Secretary

MFS                       Robert T. Burns             Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS                       Thomas B. Hastings          Vice President and Treasurer

INVESCO                   Mark Hurst Williamson       President, Chief Executive Officer & Chairman of the Board

INVESCO                   Raymond Roy Cunningham      Senior Vice President-National Sales Manager & Director

INVESCO                   William Joseph Galvin, Jr.  Senior Vice President & Assistant Secretary & Director

INVESCO                   Mark David Greenberg        Senior Vice President

INVESCO                   Brian Bruce Hayward         Senior Vice President

INVESCO                   Ronald Lyn Grooms           Senior Vice President, Treasurer & Director

INVESCO                   Richard William Healey      Senior Vice President-Marketing & Director

INVESCO                   William Ralph Keithler      Senior Vice President

INVESCO                   Trent Edward May            Senior Vice President

INVESCO                   Charles Peter Mayer         Senior Vice President

INVESCO                   Timothy John Miller         Senior Vice President, Chief Investment Officer & Director

INVESCO                   Donovan Jerald              Senior Vice President
                          ( Jerry ) Paul

INVESCO                   Glen Alan Payne             Senior Vice President, Secretary & General Counsel

INVESCO                   Marie Ellen Aro             Vice President-Retirement and Third Party Marketing

INVESCO                   Jeffrey R. Botwinick        Vice President, Regional Wholesaler

INVESCO                   Michael K. Brugman          Vice President, Senior Regional Wholesaler

INVESCO                   Ingeborg Sieg Cosby         Vice President

INVESCO                   Stacie L. Cowell            Vice President

INVESCO                   Rhonda Dixon-Gunter         Vice President, Broker/Dealer Services

INVESCO                   Delta Lynn Donohue          Vice President-Investment Operations

INVESCO                   Harvey T. Fladeland         Vice President, Senior Regional Wholesaler

INVESCO                   Linda Jean Gieger           Vice President

INVESCO                   Richard Ray Hinderlie       Vice President

INVESCO                   Stuart Abbitt Holland       Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Michael Hurley       Vice President-Product Development & Information Management

INVESCO                   Patricia Frances Johnston   Vice President

INVESCO                   Campbell Crawford Judge     Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Austin Kolbe         Vice President, Manager of Institutional Sales

INVESCO                   Peter Middleton Lovell      Vice President

INVESCO                   James Frank Lummanick       Vice President and Chief Compliance Officer

INVESCO                   Thomas Andrew Mantone, Jr.  Vice President

INVESCO                   George Adalbert Matyas      Vice President, Senior Regional Wholesaler

INVESCO                   Corey McCabe McClintock     Vice President, Senior Regional Wholesaler

INVESCO                   Douglas J. McEldowney       Vice President

INVESCO                   Frederick R. (Fritz) Meyer  Vice President

INVESCO                   Stephen Alfred Moran        Vice President - Brand Management

INVESCO                   Jeffrey Glenn Morris        Vice President

INVESCO                   Laura Mulvany Parsons       Vice President

INVESCO                   Jon Brian Pauley            Vice President-Electronic Commerce

INVESCO                   Thomas Edward Pellowe       Vice President, National Accounts Manager

INVESCO                   Dean Crawford Phillips      Vice President, Senior Regional Wholesaler

INVESCO                   Pamela Jean Piro            Vice President & Assistant Treasurer

INVESCO                   Sean F. Reardon             Vice President, Regional Wholesaler

INVESCO                   Dale A. Reinhardt           Vice President and Controller

INVESCO                   Anthony Robert Rogers       Vice President, Eastern Regional Sales Manager

INVESCO                   Gary J. Rulh                Vice President

INVESCO                   Thomas R. Samuelson         Vice President

INVESCO                   James Boyd Sandidge         Vice President, Western Regional Sales Manager

INVESCO                   Thomas Hurley Scanlan       Vice President, Regional Wholesaler

INVESCO                   John Stoddart Segner        Vice President

INVESCO                   Reagan Andrew Shopp         Vice President, Senior Regional Wholesaler

INVESCO                   Terri Berg Smith            Vice President

INVESCO                   Tane' There'se Taylor       Vice President & Assistant General Counsel

INVESCO                   Thomas Robert Wald          Vice President

INVESCO                   Alan Ira Watson             Vice President

INVESCO                   Judy Paulette Wiese         Vice President & Assistant Secretary

INVESCO                   Vaughn Alexander Greenlees  Assistant Vice President, Regional Wholesaler

INVESCO                   Matthew A. Kunze            Assistant Vice President, Regional Wholesaler

INVESCO                   Christopher Thomas Lawson   Assistant Vice President, Regional Wholesaler

INVESCO                   Michael David Legoski       Assistant Vice President-Internal Sales Development

INVESCO                   William Stewart Mechling    Assistant Vice President, Regional Wholesaler

INVESCO                   Donald Ray Paddack          Assistant Vice President

INVESCO                   Craig Jeffrey St. Thomas    Assistant Vice President, Regional Vice President

INVESCO                   Kent Thomas Schmeckpeper    Assistant Vice President-Account Relationship Manager

INVESCO                   C. Vince Sellers            Assistant Vice President, Regional Wholesaler

INVESCO                   Jeraldine Elizabeth Kraus   Assistant Secretary



              Name                          Non-Putnam business and
              ----                          -----------------------
                                            other connections
                                            -----------------
Putnam        Lauren Allansmith             Prior to August 1999, Analyst,
              Senior Vice President         Loomis Sayles

Putnam        Blake Anderson                Trustee, Salem Female
              Managing Director             Charitable Society

Putnam        Jane N. Barlow                Prior to January 2000, Office
              Vice President                Management, Distinction
                                            Resourcing Limited

Putnam        Stephen A. Balter             Prior to March 2000, Vice
              Vice President                President and Analyst, Pioneer
                                            Investment Management

Putnam        Rob A. Bloemker               Prior to September 1999,
              Senior Vice President         Managing Director, Lehman
                                            Brothers

Putnam        Anna Bulkovshteyn             Prior to July 1999, Quantitative
              Assistant Vice President      Analyst, Sun Life Investment
                                            Management

Putnam        Jason T. Cecchini             Prior to August 2000, Project
              Assistant Vice President      Analyst, Fleet Boston Financial

Putnam        Paul L. Check                 Prior to October 2000, Morgan
              Vice President                Stanley Dean Witter

Putnam        Myung Chol Chon               Prior to March 2001, Manager,
              Vice President                Risk Management-Trading,
                                            Royal Bank of Canada

Putnam        Sabina M. Ciminero            Prior to August 2000, Research
              Assistant Vice President      Associate, International
                                            Graduate School of
                                            Management, Prior to August
                                            1999, Research Associate,
                                            Harvard Business Schoo

Putnam        James Conklin                 Prior to May 2000, Vice
              Vice President                President, Lehman Brothers

Putnam        C. Beth Cotner                Director, The Lyric Stage
              Senior Vice President         Theater


Putnam        Collin Crownover              Prior to October 2000, Research
              Vice President                Officer, Barclays Global
                                            Investors

Putnam        Lindsey L. Curley             Prior to June 1999, Portfolio
              Assistant Vice President      Analyst, Standish, Ayer &
                                            Wood, Inc

Putnam        John R.S. Cutler              Member, Burst Media, L.L.C.
              Vice President

Putnam        Kenneth Daly                  President, TMA, River Road
              Managing Director             Transportation Management
                                            Association,

Putnam        Simon Davis                   Prior to September 2000, Lead
              Senior Vice President         Manager, Deutsche Asset
                                            Management,

Putnam        Michael E. DeFao              Prior to February 2000, Senior
              Assistant Vice President      Vice President and General
                                            Counsel, UAM Fund Services,
                                            Inc.

Putnam        David Depew                   Prior to February 2001, Vice
              Senior Vice President         President, Wellington
                                            Management

Putnam        Ralph C. Derbyshire           Board Member, MSPCC; Board
              Senior Vice President         Member, Winchester After School
                                            Program

Putnam        Lisa DeConto                  Prior to June 2000, Associate
              Senior Vice President         Partner, Westgate Group

Putnam        Erin J. DeRoche               Prior to January 2001,
              Assistant Vice President      Compensation Consultant,
                                            Partners Healthcare System, Inc.

Putnam        Stephen P. Dexter             Prior to June 1999, Senior Vice
              Senior Vice President         President and Senior Portfolio
                                            Manger, Scudder Kemper, Inc.

Putnam        Kenneth J. Doerr              Prior to November 2000, Mid-
              Senior Portfolio Manager      Cap Portfolio Manager,
                                            Principal, Equinox Capital
                                            Management

Putnam        Emily Durbin                  Board of Directors, Family
              Vice President                Service, Inc.

Putnam        Karnig H. Durgarian           Board Member, EBRI; Trustee,
              Managing Director             American Assembly

Putnam        Masato Ebayashi               Prior to October 2000, General

              Vice President                Manager, HR and GA, Daido
                                            Concrete Co., Ltd.

Putnam        Nathan W. Eigerman            Trustee, Flower Hill Trust
              Senior Vice President

Putnam        Tony H. Elavia                Prior to September 1999,
              Senior Vice President         Executive Vice President,
                                            Voyageur Asset Management

Putnam        Kerim Engin                   Prior to February 2001,
              Vice President                Consultant, StrategyX; Prior to
                                            September 2000, Director
                                            Quantitative Research

Putnam        Irene M. Esteves              Board of Director Member,
              Managing Director             American Management
                                            Association Finance Council;
                                            Board of Director Member, First
                                            Night Boston; Board of Director
                                            Member, SC Johnson
                                            Commercialmarkets; Board of
                                            Director Member,
                                            Massachusetts Taxpayers
                                            Foundation; Board of Director
                                            Member, Mrs. Bairds Bakeries

Putnam        James M. Falvey, Jr.          Prior to August 2000, Senior
              Senior Vice President         Vice President, Dresdner,
                                            Kleinwort, Benson

Putnam        Ian Ferguson                  Trustee, Park School
              Senior Managing Director

Putnam        Peter M. Fleisher             Prior to July 1999, Senior Vice
              Senior Vice President         President, Fleet National Bank

Putnam        Daisy D. Foquet               Prior to September 2000,
              Vice President                Analyst, Dresdner RCM Global
                                            Investors; Analyst, Prudential
                                            Portfolio Managers

Putnam        Jason Fromer                  Prior to August 2000,
              Vice President                Currency/Macro Trader, Soros
                                            Fund Management

Putnam        Reto Gallati                  Prior to March 2000, Head of
              Senior Vice President         Bank Risk Management,
                                            Director, KPMG LLP


Putnam        Matthew R. Gage               Prior to December, 1999, Audit
              Assistant Vice President      Manager, Ernst & Young LLP

Putnam        Vivek Gandhi                  Prior to October 1999, Vice
              Vice President                President, Alliance Capital
                                            Management

Putnam        Bartlett R. Geer              Prior to November 2000, Senior
              Senior Vice President         Vice President, State Street
                                            Research & Management

Putnam        John H. Gernon                Prior to June 2000, Vice
              Senior Vice President         President, Fidelity Investments,
                                            Inc.

Putnam        Frederik Gjerstad             Prior to November 2000,
              Vice President                Portfolio Analyst, Frank Russell
                                            Company

Putnam        John T. Golden                Prior to June 2000, Second Vice
              Vice President                President, John Hancock Funds

Putnam        Andrew Graham                 Prior to October 1999, Fund
              Senior Vice President         Manager, Scottish Widows
                                            Investment Management

Putnam        J. Peter Grant                Trustee, The Dover Church
              Senior Vice President

Putnam        Matthew D. Griffin            Prior to August 2000, Vice
              Vice President                President, Harbor Capital
                                            Management

Putnam        Avram Gusman                  Prior to July 2000, Senior Vice
              Vice President                President and Managing
                                            Director, Fleet Boston Financial

Putnam        Paul E. Haagensen             Director, Haagensen Research
              Senior Vice President         Foundation

Putnam        Raymond K. Haddad             Prior to September 2000,
              Vice President                Research Associate, Schroder &
                                            Co.; Prior to September 2000,
                                            Research Associate, Sanford C.


                                            Bernstein

Putnam        Eric N. Harthun               Prior to March 2000, Portfolio
              Vice President                Manager, Boston Partners Asset
                                            Management

Putnam        Deborah R. Healey             Corporator, New England
              Senior Vice President         Baptist Hospital; Director, NEB
                                            Enterprises

Putnam        Karen Herold                  Prior to May 2000, Research
              Assistant Vice President      Analyst,
                                            PricewaterhouseCoopers LLP

Putnam        Brennan M. Hinkle             Prior to November 2000,
              Vice President                Manager - Compensation, Aetna
                                            Financial Services

Putnam        Theron S. Hoffman             Prior to November 2000,
              Senior Managing Director      Executive Vice President, The
                                            Thomson Corporation

Putnam        Joseph Hosler                 Prior to February 2000, Vice
              Vice President                President, Independent
                                            Investment Associates

Putnam        Ronald H. Hua                 Prior to August 1999,
              Vice President                Quantitative Analyst, Fidelity
                                            Investments

Putnam        Eric A. Hutcherson            Prior to March 2000,
              Vice President                Professional Development
                                            Manager, Lotus Development Corp.

Putnam        Hitoshi Inoue                 Prior to February 2000, General
              Vice President                Manager/Mutual Fund Sales,
                                            Baring Asset Management

Putnam        Stefan Iris                   Prior to December 1999,
              Assistant Vice President      Investment Operations
                                            Specialist, John Hancock Funds

Putnam        Takeshi Itai                  Prior to March 2000, Vice
              Senior Vice President         President and Client Portfolio
                                            Manager, Chase Trust Bank


Putnam        Arjun Jayaraman               Prior to November 2000,
              Assistant Vice President      Quantitative Analyst,
                                            Harborview Trading Associates

Putnam        Amrit Kanwal                  Prior to August 1999, Vice
              Managing Director             President, Corporate
                                            Development and Strategy,
                                            Sequa Corporation

Putnam        Rikiya Kato                   Prior to July 2000, Senior
              Vice President                Portfolio Manager, Daiwa SB
                                            Investments

Putnam        Maximilian G. Kaufmann        Prior to October 2000,
              Assistant Vice President      Quantitative Analyst, Citibank
                                            Global Asset Management

Putnam        John L. Kellerman             Prior to March 2001, Senior
              Senior Vice President         Vice President-Head of Trading,
                                            Sanwa Financial Products, Inc.

Putnam        Charles H. Krahmer            Prior to March 2000, Unit
              Assistant Vice President      Manager and Business Analyst,
                                            Brown Brothers Harriman & Co.

Putnam        Leo Kropywiansky              Prior to June 2000, Vice
              Vice President                President, Primark Decision
                                            Economics

Putnam        Deborah F. Kuenstner          Director, Board of Pensions,
              Managing Director             Presbyterian Church

Putnam        Sharon H. Lane                Prior to August 2000,
              Assistant Vice President      Information Specialist, Arthur
                                            D. Little School of
                                            Management; Prior to March
                                            2000, Senior Information
                                            Research Specialist, Bain & Co.

Putnam        Lawrence J. Lasser            Director, Marsh & McLennan
              President, Director and       Companies, Inc.; Board of
              Chief Executive               Governors and Executive
                                            Committee, Investment
                                            Company Institute; Board of
                                            Overseers, Museum of Fine
                                            Arts; Trustee, Beth Israel
                                            Deaconess Medical Center;
                                            Member of the Council on
                                            Foreign Relations; Member of
                                            the Board of Directors of the


                                            United Way of Massachusetts
                                            Bay; Trustee of the Vineyard
                                            Open Land Foundation,

Putnam        Matthew J. Leighton           Prior to August 2000,
              Assistant Vice President      Contractor, Synergistics Tech,
                                            Inc.; Prior to September 1999,
                                            Assistant Treasurer, State Street
                                            Boston Corporation

Putnam        Jesse S. Levitt               Prior to August 2000, Financial
              Assistant Vice President      Analyst, Columbia University

Putnam        Robert Lindenberg             Prior to August 2000, Director,
              Vice President                Technology, Fleet Boston
                                            Financial

Putnam        Helen Liu                     Prior to August 2000, Assistant
              Vice President                Vice President and Senior
                                            Quantitative Analyst, Banc of
                                            America Capital Management

Putnam        Dean M. Maki                  Prior to November 2000, Senior
              Vice President                Economist, Federal Reserve
                                            Board

Putnam        Shigeki Makino                Prior to August 2000, Director
              Managing Director             of Research, Fidelity
                                            Investments

Putnam        James Malone                  Prior to September 2000, Senior
              Assistant Vice President      Associate,
                                            PricewaterhouseCoopers

Putnam        Kevin Maloney                 Institutional Director, Financial
              Managing Director             Management Association,
                                            University of South Florida,
                                            College of Business
                                            Administration

Putnam        Sarah Marshall                Prior to August 1999, Associate,
              Vice President                McKinsey & Company, Inc.

Putnam        Jennifer L. Martanacik        Prior to January 2001, Client
              Assistant Vice President      Relations Manager, Thomson
                                            Financial

Putnam        Erwin W. Martens              Prior to October 1999, Global


              Managing Director

Putnam        Michael A. Mata               Prior to January 2001, Vice
              Assistant Vice President      President, Lehman Brothers

Putnam        Yumiko Matsubara              Prior to August 2000, Senior
              Assistant Vice President      Consultant, Ernst & Yong
                                            Global Financial Services

Putnam        Nicholas J.A. Melhuish        Prior to August 1999, Assistant
              Vice President                Director of Schroder Investment
                                            Management

Putnam        James P. Miller               Prior to May 2000, Managing
              Senior Vice President         Director, Bear Stearns & Co.,
                                            Inc.

Putnam        Jeanne L. Mockard             Trustee, The Bryn Mawr School
              Senior Vice President

Putnam        Brian J. Monahan              Prior to August 2000, Global
              Assistant Vice President      Emerging Markets Equity
                                            Trader, Grantham, Mayo, Van
                                            Otterloo, and Co. LLC

Putnam        Colin Moore                   Prior to June 2000, Chief
              Managing Director             Investment Officer, Rockefeller
                                            & Co., Inc.

Putnam        Dirk Morris                   Prior to October 1999, Vice
              Managing Director             President-Global Strategist,
                                            Bankers Trust

Putnam        Kathleen M. Moynihan          Prior to August 1999, Attorney,
              Assistant Vice President      Bell, Boyd & Loyd

Putnam        Donald E. Mullin              Corporate Representative and
              Senior Vice President         Board Member, Delta Dental
                                            Plan of Massachusetts

Putnam        Kerry E. Munsell              Prior to January 2001, Director
              Assistant Vice President      of Purchasing, Assistant
                                            Secretary, Au Bon Pain
                                            corporation

Putnam        Kevin F. Murphy               Prior to December 1999,
              Senior Vice President         Managing Director, BankBoston
                                            N.A.

Putnam        Jonathan M. Nash              Prior to April 2000, European



              Vice President                Sales Manager, M.F.S.
                                            International U.K. Ltd.

Putnam        Colin Naughton                Prior to January 2001, Senior
              Assistant Vice President      Analyst, Standard & Poor's

Putnam        Craig R. Oliver               Prior to August 2000, Principal,
              Vice President                Analyst, State Street Global
                                            Advisors

Putnam        Nancy O'Brien                 Prior to September 1999,
              Assistant Vice President      Manager Corporate
                                            Disbursements, Fidelity
                                            Investments

Putnam        Dennis E. O'Rourke            Prior to March 2000, Analyst,
              Vice President                BankBoston N.A.

Putnam        Keith Plapinger               Chairman and Trustee, Advent
              Vice President                School

Putnam        Charles E. Porter             Trustee, Anatolia College;
              Executive Vice President      Governor, Handel & Hayden
                                            Society

Putnam        Ranjit Ranjamani              Prior to June 2000, Director of
              Vice President                Finance and Business Planning,
                                            Xenergy, Inc.

Putnam        Jakub Rehor                   Prior to July 2000, Research
              Assistant Vice President      Associate, Sanford C. Bernstein

Putnam        Thomas V. Reilly              Trustee, Knox College
              Managing Director

Putnam        Richard C. Renkas             Prior to September 2000,
              Assistant Vice President      Manager of Engineering, Equity
                                            Office Properties Trust

Putnam        Brian C. Rose                 Prior to April 2000, Equity
              Assistant Vice President      Analyst, Loomis, Sayles & Co.
                                            Lp

Putnam        James J. Russell              Prior to May 2000, Senior Data
              Assistant Vice President      Analyst, Redwood Investment
                                            Systems, Inc.; Prior to May
                                            2000, Senior Data Analyst, IDD
                                            Information Systems

Putnam        Jeff B. Sacknowitz            Prior to November 1999,


              Vice President                Investment Associate,
                                            Independence Investment
                                            Associates

Putnam        Robert Salvin                 Prior to July 2000, Chief
              Senior Vice President         Financial Officer, Really Easy
                                            Internet Inc.; Prior to January
                                            2000, Managing Director,
                                            BancBoston Robertson Stephens

Putnam        Paul D. Scanlon               Prior to October 1999, Senior
              Vice President                Vice President, Olympus
                                            Healthcare Group

Putnam        Calvin E. Schmid              Prior to July 2000, Vice
              Senior Vice President         President Human Resources
                                            Leadership Development, J.P.
                                            Morgan

Putnam        Justin M. Scott               Director, DSI Proprieties (Neja)
              Managing Director             Ltd.

Putnam        Robert E. Secor               Prior to December 1999, Senior
              Assistant Vice President      Consultant, Fame Information
                                            Services

Putnam        Anthony R. Sellitto, III      Prior to September 2000, Senior
              Senior Vice President         Vice President, Berger Fund
                                            Associates

Putnam        Gordon H. Silver              Trustee, Wang Center for the
              Managing Director             Performing Arts

Putnam        Amy P. Skaff                  Prior to November 2000,
              Assistant Vice President      Consultant, Ernst & Young

Putnam        Luke A. Smith                 Prior to December 1999,
              Assistant Vice President      Quantitative Systems Analyst,
                                            Colonial Management

Putnam        Karan S. Sodhi                Prior to November 2000,
              Vice President                Research Analyst, Stephens, Inc.

Putnam        Juan Carlos Sosa              Prior to September 2000,
              Vice President                Analyst, State Street Research &
                                            Management

Putnam        Eric H. Sorensen              Prior to August 2000, Managing
              Managing Director             Director, Global Head of
                                            Quantitative Research, Salomon


                                            Smith Barney

Putnam        Steven Spiegel                Director, Ultra Diamond and
              Senior Managing Director      Gold Outlet; Director, FACES
                                            New York University Medical
                                            Center; Trustee, Babson College

Putnam        David R. Thompson             Prior to August 2000, Senior
              Vice President                Equity Analyst, Liberty Funds
                                            Group

Putnam        Stephen W. Vandermark         Prior to March 2000, Vice
              Senior Vice President         President, Quantitative
                                            Analytics, Lehman Brothers

Putnam        John Varanelli                Prior to July 2000, Senior Vice
              Vice President                President, US Trust Bank

Putnam        Susan Wall                    Prior to July 2000, Program
              Assistant Vice President      Manager, Liberty Mutual Group

Putnam        Richard B. Weed               Prior to December 2000, Senior
              Senior Vice President         Portfolio Manager, State Street
                                            Global Advisors

Putnam        Beth K. Werths                Prior to October 2000, Vice
              Assistant Vice President      President and Assistant
                                            Secretary, First Union
                                            Corp./Evergreen Funds

Putnam        James C. Wiess                Prior to April 2000, Portfolio
              Senior Vice President         Manager, J.P. Morgan

Putnam        Eric Wetlaufer                President and Member of Board
              Managing Director             of Directors, The Boston
                                            Security Analysts Society, Inc.

Putnam        Edward F. Whalen              Member of the Board of
              Senior Vice President         Directors, Hockomock Area
                                            YMCA

Putnam        Kelly A. Woolbert             Prior to November 1999,
              Vice President                Investment Analyst, MetLife
                                            Investment Services

Putnam        Richard P. Wyke               Director, Salem YMCA
              Senior Vice President

Putnam        Frederick M. Wynn, Jr.,       Prior to June 2000, Senior
              Vice President                Equity Analyst, Berger Fund
                                            Associates

Putnam        Alex Zinny                    Prior to June 2000, Proprietary
              Assistant Vice President      Trader, Leerink Swann


Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") member, NASD & SIPC serves as Distributor of Shares of Pacific Funds. PSD is a subsidiary of Pacific Life. PSD also serves as distributor of shares of the Pacific Select Fund.





Name and Principal/2/       Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce F. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Peter S. Deering            Senior Vice President         None


Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by PFPC Inc. at 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------



          Not applicable
-----------------

    /2/ Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660.

                                  SIGNATURES

     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 27th day of December, 2001.


                                          PACIFIC FUNDS


                                          By:      /s/ Robin S. Yonis
                                             __________________________________
                                                       Robin S. Yonis
                                                       Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the date indicated.



/s/ Thomas C. Sutton*        Trustee and Chairman of         December 27, 2001
_____________________        the Board (Principal Executive
Thomas C. Sutton             Officer)

/s/ Glenn S. Schafer*        President and Trustee           December 27, 2001
_____________________
Glenn S. Schafer

/s/ Richard L. Nelson*       Trustee                         December 27, 2001
_____________________
Richard L. Nelson

/s/ Lyman W. Porter*         Trustee                         December 27, 2001
_____________________
Lyman W. Porter

/s/ Alan Richards*           Trustee                         December 27, 2001
_____________________
Alan Richards

/s/ Lucie H. Moore*          Trustee                         December 27, 2001
_____________________
Lucie H. Moore

/s/ Brian D. Klemens         Treasurer                       December 27, 2001
_____________________        (Principal Financial and
Brian D. Klemens             Accounting Officer)


*By: /s/ Robin S. Yonis
    _____________________
    Robin S. Yonis, as attorney in fact
    pursuant to power of attorney filed
    in Pre-Effective Amendment No. 1 to
    Registrant's registration statement